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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2010 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 56.3%
CONSUMER DISCRETIONARY — 7.2%
Auto Components — 0.9%
Autoliv, Inc.	4,180	273,079
BorgWarner, Inc. (a)	1,685	88,665
Bridgestone Corp.	10,400	189,904
Continental AG (a)	2,513	195,381
Cooper Tire & Rubber Co.	3,555	69,785
Dana Holding Corp. (a)	4,500	55,440
Hyundai Mobis	792	178,514
Lear Corp. (a)	230	18,154
Auto Components Total		1,068,922
Automobiles — 0.5%
Daimler AG, Registered Shares (a)	3,893	246,993
Ford Motor Co. (a)	13,610	166,586
Harley-Davidson, Inc.	1,100	31,284
Suzuki Motor Corp.	5,800	122,002
Automobiles Total		566,865
Distributors — 0.2%
CFAO SA	2,228	88,810
Genuine Parts Co.	4,700	209,573
Distributors Total		298,383
Diversified Consumer Services — 0.1%
Capella Education Co. (a)	255	19,793
DeVry, Inc.	395	19,438
Grand Canyon Education, Inc. (a)	2,189	48,005
New Oriental Education & Technology Group, ADR (a)	235	22,931
Regis Corp.	610	11,669
Diversified Consumer Services Total		121,836
Hotels, Restaurants & Leisure — 1.3%
Bally Technologies, Inc. (a)	405	14,155
Benihana, Inc., Class A (a)	1,100	8,349
BJ’s Restaurants, Inc. (a)	920	25,907
Bob Evans Farms, Inc.	430	12,070
California Pizza Kitchen, Inc. (a)	620	10,577
Carnival Corp.	5,000	191,050
Carnival PLC	3,312	130,278
CEC Entertainment, Inc. (a)	230	7,896
Chipotle Mexican Grill, Inc. (a)	160	27,520
Ctrip.com International Ltd., ADR (a)	735	35,096
Home Inns & Hotels Management, Inc., ADR (a)	390	19,282

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
International Game Technology	1,358	19,623
Jack in the Box, Inc. (a)	340	7,290
Las Vegas Sands Corp. (a)	6,525	227,396
McDonald’s Corp.	4,282	319,052
Panera Bread Co., Class A (a)	250	22,152
Red Robin Gourmet Burgers, Inc. (a)	380	7,452
Royal Caribbean Cruises Ltd. (a)	1,745	55,020
Starbucks Corp.	6,930	177,269
Starwood Hotels & Resorts Worldwide, Inc.	2,753	144,670
WMS Industries, Inc. (a)	680	25,888
Hotels, Restaurants & Leisure Total		1,487,992
Household Durables — 0.2%
American Greetings Corp., Class A	430	7,994
Cavco Industries, Inc. (a)	232	8,331
CSS Industries, Inc.	450	7,780
D.R. Horton, Inc.	2,525	28,078
Stanley Black & Decker, Inc.	625	38,300
Tempur-Pedic International, Inc. (a)	2,980	92,380
Whirlpool Corp.	255	20,645
Household Durables Total		203,508
Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	2,100	329,826
Liberty Media Corp., Interactive, Series A (a)	1,300	17,823
NetFlix, Inc. (a)	125	20,270
priceline.com, Inc. (a)	135	47,026
Rakuten, Inc.	79	57,821
Shutterfly, Inc. (a)	594	15,438
Internet & Catalog Retail Total		488,204
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	650	28,931
JAKKS Pacific, Inc. (a)	670	11,819
Mattel, Inc.	750	17,595
Polaris Industries, Inc.	240	15,624
Leisure Equipment & Products Total		73,969
Media — 0.4%
CBS Corp., Class B	3,105	49,246
DISH Network Corp., Class A	1,300	24,908
Gannett Co., Inc.	601	7,350
Imax Corp. (a)	1,040	17,535

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Knology, Inc. (a)	756	10,153
Lamar Advertising Co., Class A (a)	645	20,524
McGraw-Hill Companies, Inc.	1,055	34,878
Scholastic Corp.	400	11,128
Time Warner Cable, Inc.	790	42,652
Viacom, Inc., Class B	5,780	209,178
Media Total		427,552
Multiline Retail — 0.9%
Big Lots, Inc. (a)	805	26,766
Gordmans Stores, Inc. (a)	1,284	14,830
Kohl’s Corp. (a)	3,270	172,264
Nordstrom, Inc.	5,255	195,486
Target Corp.	12,850	686,704
Multiline Retail Total		1,096,050
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	670	39,316
America’s Car-Mart, Inc. (a)	346	8,712
CarMax, Inc. (a)	670	18,666
Christopher & Banks Corp.	1,140	9,017
Dick’s Sporting Goods, Inc. (a)	4,015	112,581
Esprit Holdings Ltd.	31,700	170,665
Finish Line, Inc., Class A	720	10,015
Foot Locker, Inc.	3,170	46,060
GameStop Corp., Class A (a)	7,430	146,445
Jo-Ann Stores, Inc. (a)	385	17,152
Limited Brands, Inc.	12,760	341,713
Lowe’s Companies, Inc.	4,210	93,841
Men’s Wearhouse, Inc.	478	11,372
O’Reilly Automotive, Inc. (a)	3,303	175,719
OfficeMax, Inc. (a)	710	9,294
Pacific Sunwear of California, Inc. (a)	3,804	19,895
Pier 1 Imports, Inc. (a)	1,995	16,339
Rent-A-Center, Inc.	739	16,539
Shoe Carnival, Inc. (a)	563	11,384
TJX Companies, Inc.	7,330	327,138
Urban Outfitters, Inc. (a)	1,000	31,440
Vitamin Shoppe, Inc. (a)	550	15,097
Specialty Retail Total		1,648,400
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	480	20,621
Compagnie Financiere Richemont SA	4,531	218,078

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
CROCS, Inc. (a)	2,255	29,338
Deckers Outdoor Corp. (a)	275	13,739
Hanesbrands, Inc. (a)	1,405	36,333
Lululemon Athletica, Inc. (a)	4,230	189,166
Movado Group, Inc. (a)	758	8,247
NIKE, Inc., Class B	2,000	160,280
Swatch Group AG	577	217,479
Warnaco Group, Inc. (a)	1,200	61,356
Textiles, Apparel & Luxury Goods Total		954,637
CONSUMER DISCRETIONARY TOTAL		8,436,318
CONSUMER STAPLES — 4.7%
Beverages — 1.0%
Coca-Cola Co.	4,500	263,340
Diageo PLC, ADR	5,408	373,206
Dr Pepper Snapple Group, Inc.	1,299	46,141
Hansen Natural Corp. (a)	410	19,114
Molson Coors Brewing Co., Class B	4,950	233,739
PepsiCo, Inc.	3,150	209,286
Beverages Total		1,144,826
Food & Staples Retailing — 0.5%
Ruddick Corp.	360	12,485
Spartan Stores, Inc.	538	7,801
Wal-Mart Stores, Inc.	9,520	509,510
Whole Foods Market, Inc. (a)	2,800	103,908
Food & Staples Retailing Total		633,704
Food Products — 1.4%
Danone SA	3,817	228,586
Fresh Del Monte Produce, Inc. (a)	759	16,470
General Mills, Inc.	4,800	175,392
Green Mountain Coffee Roasters, Inc. (a)	545	16,999
H.J. Heinz Co.	5,670	268,588
Hershey Co.	3,010	143,246
J.M. Smucker Co.	678	41,039
Kraft Foods, Inc., Class A	6,800	209,848
Mead Johnson Nutrition Co., Class A	1,190	67,723
Nestle SA, Registered Shares	7,728	411,873
Food Products Total		1,579,764
Household Products — 0.3%
Clorox Co.	815	54,409

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Procter & Gamble Co.	3,900	233,883
Household Products Total		288,292
Personal Products — 0.4%
Avon Products, Inc.	9,650	309,861
Elizabeth Arden, Inc. (a)	735	14,693
Estée Lauder Companies, Inc., Class A	1,625	102,749
Herbalife Ltd.	600	36,210
Personal Products Total		463,513
Tobacco — 1.1%
British American Tobacco PLC	7,663	286,301
Japan Tobacco, Inc.	109	363,488
Philip Morris International, Inc.	12,239	685,629
Tobacco Total		1,335,418
CONSUMER STAPLES TOTAL		5,445,517
ENERGY — 7.0%
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	1,446	61,600
Cal Dive International, Inc. (a)	1,280	7,002
Cameron International Corp. (a)	7,646	328,472
CARBO Ceramics, Inc.	109	8,829
Complete Production Services, Inc. (a)	1,788	36,565
Core Laboratories N.V.	255	22,450
Dawson Geophysical Co. (a)	310	8,261
Dresser-Rand Group, Inc. (a)	3,112	114,802
Dril-Quip, Inc. (a)	442	27,453
Ensco International PLC, ADR	600	26,838
FMC Technologies, Inc. (a)	444	30,321
Gulf Island Fabrication, Inc.	590	10,738
Halliburton Co.	19,934	659,217
John Wood Group PLC	23,267	159,852
Matrix Service Co. (a)	650	5,688
McDermott International, Inc. (a)	2,433	35,960
Nabors Industries Ltd. (a)	14,870	268,552
National Oilwell Varco, Inc.	1,337	59,456
Noble Corp.	825	27,877
Oil States International, Inc. (a)	330	15,361
Patterson-UTI Energy, Inc.	1,118	19,095
Pride International, Inc. (a)	1,050	30,901
Schlumberger Ltd.	1,760	108,434
Seadrill Ltd.	877	25,424
T-3 Energy Services, Inc. (a)	340	8,891

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Tetra Technologies, Inc. (a)	1,580	16,116
TGC Industries, Inc. (a)	1,164	4,470
Tidewater, Inc.	220	9,858
Transocean Ltd. (a)	441	28,352
Union Drilling, Inc. (a)	1,295	5,802
Vantage Drilling Co. (a)	6,847	10,955
Weatherford International Ltd. (a)	4,321	73,889
Energy Equipment & Services Total		2,257,481
Oil, Gas & Consumable Fuels — 5.1%
Alpha Natural Resources, Inc. (a)	1,519	62,507
Anadarko Petroleum Corp.	3,683	210,115
Apache Corp.	4,787	467,977
Arch Coal, Inc.	542	14,477
Berry Petroleum Co., Class A	320	10,154
BG Group PLC	15,178	266,885
Bill Barrett Corp. (a)	320	11,520
Brigham Exploration Co. (a)	2,234	41,887
Cabot Oil & Gas Corp.	1,125	33,874
Cairn Energy PLC (a)	27,306	194,726
Cenovus Energy, Inc.	891	25,634
Chesapeake Energy Corp.	437	9,898
Chevron Corp.	15,717	1,273,863
Cimarex Energy Co.	441	29,185
Comstock Resources, Inc. (a)	231	5,195
Concho Resources, Inc. (a)	1,484	98,196
ConocoPhillips	3,333	191,414
Continental Resources, Inc. (a)	3,180	147,425
Denbury Resources, Inc. (a)	1,811	28,777
Energy XXI Bermuda Ltd. (a)	1,140	26,345
EOG Resources, Inc.	1,546	143,732
Exxon Mobil Corp.	7,206	445,259
Forest Oil Corp. (a)	1,598	47,461
Frontier Oil Corp.	663	8,884
Frontline Ltd.	735	20,896
General Maritime Corp.	1,075	5,278
Hess Corp.	778	45,995
Holly Corp.	280	8,050
International Coal Group, Inc. (a)	1,548	8,235
Marathon Oil Corp.	892	29,525
Miller Petroleum, Inc. (a)	2,071	11,163

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Murphy Oil Corp.	4,184	259,073
	Newfield Exploration Co. (a)	865	49,686
	Noble Energy, Inc.	220	16,520
	Northern Oil & Gas, Inc. (a)	663	11,231
	Oasis Petroleum, Inc. (a)	1,323	25,626
	Occidental Petroleum Corp.	10,396	814,007
	Overseas Shipholding Group, Inc.	212	7,276
	Peabody Energy Corp.	4,767	233,631
	PetroHawk Energy Corp. (a)	448	7,231
	Petroleo Brasileiro SA, ADR	2,973	107,831
	Pioneer Natural Resources Co.	446	29,003
	QEP Resources, Inc.	170	5,124
	Resolute Energy Corp. (a)	1,160	12,830
	Rosetta Resources, Inc. (a)	626	14,705
	SandRidge Energy, Inc. (a)	1,802	10,235
	Southwestern Energy Co. (a)	829	27,722
	Spectra Energy Corp.	3,665	82,646
	Stone Energy Corp. (a)	710	10,458
	Suncor Energy, Inc.	1,332	43,357
	Swift Energy Co. (a)	460	12,917
	Tesoro Corp.	455	6,079
	Valero Energy Corp.	893	15,636
	Western Refining, Inc. (a)	1,751	9,175
	Whiting Petroleum Corp. (a)	353	33,715
	Williams Companies, Inc.	7,600	145,236
	World Fuel Services Corp.	1,030	26,790
Oil, Gas & Consumable Fuels Total			5,942,272
ENERGY TOTAL			8,199,753
FINANCIALS — 8.9%
Capital Markets — 1.2%
	Affiliated Managers Group, Inc. (a)	800	62,408
	Credit Suisse Group AG, Registered Shares	5,643	241,678
	Federated Investors, Inc., Class B	263	5,986
	Franklin Resources, Inc.	2,160	230,904
	GFI Group, Inc.	1,586	7,359
	Goldman Sachs Group, Inc.	2,400	346,992
	International Assets Holding Corp. (a)	650	11,765
	Investment Technology Group, Inc. (a)	875	12,442
	Knight Capital Group, Inc., Class A (a)	1,240	15,364
	Mass Financial Corp., Class A (a)	946	7,048
	Morgan Stanley	7,710	190,283

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
optionsXpress Holdings, Inc. (a)	610	9,370
Piper Jaffray Companies, Inc. (a)	360	10,487
Raymond James Financial, Inc.	1,150	29,129
Stifel Financial Corp. (a)	385	17,822
T. Rowe Price Group, Inc.	2,835	141,934
TD Ameritrade Holding Corp. (a)	2,450	39,567
Total Capital Markets		1,380,538
Commercial Banks — 2.6%
Ameris Bancorp (a)	1,029	9,621
BancFirst Corp.	282	11,410
Banco Santander Brasil SA, ADR	11,403	157,019
BancTrust Financial Group, Inc. (a)	750	2,295
BB&T Corp.	2,600	62,608
Bryn Mawr Bank Corp.	588	10,125
Center Financial Corp. (a)	2,485	12,649
Chemical Financial Corp.	700	14,448
CIT Group, Inc. (a)	4,600	187,772
City National Corp.	675	35,822
Columbia Banking System, Inc.	749	14,718
Comerica, Inc.	1,275	47,366
Community Trust Bancorp, Inc.	456	12,353
Cullen/Frost Bankers, Inc.	775	41,749
Danske Bank A/S (a)	9,910	238,906
Fifth Third Bancorp.	18,660	224,480
First Citizens BancShares, Inc., Class A	93	17,230
First Commonwealth Financial Corp.	2,428	13,233
First Financial Corp. of Indiana	509	15,015
First National Bank of Alaska	6	11,376
Hancock Holding Co.	375	11,276
Huntington Bancshares, Inc.	10,100	57,267
Investors Bancorp, Inc. (a)	724	8,572
Merchants Bancshares, Inc.	455	11,348
Mitsubishi UFJ Financial Group, Inc.	46,000	214,701
Northfield Bancorp, Inc.	672	7,271
Northrim BanCorp, Inc.	541	8,981
PNC Financial Services Group, Inc.	5,265	273,306
Signature Bank (a)	750	29,130
Societe Generale	3,769	218,207
SVB Financial Group (a)	1,058	44,775

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
TCF Financial Corp.	1,770	28,656
U.S. Bancorp	15,893	343,607
Wells Fargo & Co.	24,974	627,597
West Coast Bancorp (a)	2,971	6,774
Zions Bancorporation	3,050	65,148
Commercial Banks Total		3,096,811
Consumer Finance — 0.8%
American Express Co.	14,890	625,827
Cash America International, Inc.	450	15,750
Discover Financial Services	5,146	85,835
Ezcorp, Inc., Class A (a)	750	15,030
SKS Microfinance Ltd. (a)	4,891	144,874
Consumer Finance Total		887,316
Diversified Financial Services — 1.1%
Citigroup, Inc. (a)	51,400	200,460
IntercontinentalExchange, Inc. (a)	2,840	297,405
JPMorgan Chase & Co.	19,806	754,014
Medallion Financial Corp.	752	5,858
Moody’s Corp.	705	17,611
MSCI, Inc., Class A (a)	690	22,915
Pico Holdings, Inc. (a)	190	5,673
Portfolio Recovery Associates, Inc. (a)	220	14,223
Diversified Financial Services Total		1,318,159
Insurance — 1.8%
ACE Ltd.	7,400	431,050
Allied World Assurance Holdings Ltd.	180	10,186
American Safety Insurance Holdings Ltd. (a)	650	10,621
Argo Group International Holdings Ltd.	410	14,243
Assured Guaranty Ltd.	2,350	40,209
Axis Capital Holdings Ltd.	6,300	207,522
Baldwin & Lyons, Inc., Class B	440	11,198
CNA Surety Corp. (a)	790	14,157
eHealth, Inc. (a)	1,251	16,163
EMC Insurance Group, Inc.	496	10,575
FBL Financial Group, Inc., Class A	500	12,990
First Mercury Financial Corp.	1,063	10,715
Global Indemnity PLC (a)	1,356	21,764
Hanover Insurance Group, Inc.	180	8,460
Harleysville Group, Inc.	260	8,525
Horace Mann Educators Corp.	980	17,424
Lincoln National Corp.	2,329	55,710

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
MetLife, Inc.	10,660	409,877
National Western Life Insurance Co., Class A	47	6,612
Navigators Group, Inc. (a)	366	16,335
Prudential Financial, Inc.	7,084	383,811
Prudential PLC	17,697	177,124
Reinsurance Group of America, Inc.	975	47,083
Safety Insurance Group, Inc.	380	15,968
Stewart Information Services Corp.	620	7,018
United Fire & Casualty Co.	789	16,735
XL Group PLC	7,673	166,197
Insurance Total		2,148,272
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.	600	42,000
Boston Properties, Inc.	600	49,872
Chesapeake Lodging Trust	150	2,454
DCT Industrial Trust, Inc.	2,528	12,109
DiamondRock Hospitality Co. (a)	1,546	14,672
Digital Realty Trust, Inc.	450	27,765
Equity Residential Property Trust	4,325	205,740
FelCor Lodging Trust, Inc. (a)	2,181	10,033
Franklin Street Properties Corp.	808	10,035
Getty Realty Corp.	370	9,927
Host Hotels & Resorts, Inc.	2,203	31,899
National Health Investors, Inc.	276	12,161
Nationwide Health Properties, Inc.	500	19,335
Plum Creek Timber Co., Inc.	565	19,945
Potlatch Corp.	430	14,620
ProLogis	6,300	74,214
Rayonier, Inc.	4,325	216,769
Starwood Property Trust, Inc.	770	15,300
Sunstone Hotel Investors, Inc. (a)	901	8,172
Tanger Factory Outlet Centers	360	16,970
Taubman Centers, Inc.	700	31,227
Terreno Realty Corp. (a)	550	10,021
Universal Health Realty Income Trust	300	10,323
Urstadt Biddle Properties, Inc., Class A	630	11,390
Vornado Realty Trust	259	22,152
Weyerhaeuser Co.	5,739	90,447
Real Estate Investment Trusts (REITs) Total		989,552

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.0%
Avatar Holdings, Inc. (a)	473	9,025
CB Richard Ellis Group, Inc., Class A (a)	1,200	21,936
Real Estate Management & Development Total		30,961
Thrifts & Mortgage Finance — 0.5%
Bank Mutual Corp.	2,146	11,138
BankFinancial Corp.	1,332	12,214
Beneficial Mutual Bancorp, Inc. (a)	1,376	12,343
Brookline Bancorp, Inc.	1,517	15,140
Clifton Savings Bancorp, Inc.	803	6,906
ESSA Bancorp, Inc.	710	8,406
Home Federal Bancorp, Inc.	1,065	12,961
Housing Development Finance Corp., Ltd.	28,430	461,644
MGIC Investment Corp. (a)	1,081	9,978
People’s United Financial, Inc.	1,250	16,362
TrustCo Bank Corp. NY	1,370	7,617
United Financial Bancorp, Inc.	660	8,917
Washington Federal, Inc.	690	10,529
Westfield Financial, Inc.	1,427	11,131
Thrifts & Mortgage Finance Total		605,286
FINANCIALS TOTAL		10,456,895
HEALTH CARE — 5.8%
Biotechnology — 0.8%
Acorda Therapeutics, Inc. (a)	405	13,373
Alexion Pharmaceuticals, Inc. (a)	2,664	171,455
Amgen, Inc. (a)	5,600	308,616
Celgene Corp. (a)	4,620	266,158
Cubist Pharmaceuticals, Inc. (a)	560	13,098
Dendreon Corp. (a)	2,155	88,743
Halozyme Therapeutics, Inc. (a)	1,285	9,907
Human Genome Sciences, Inc. (a)	1,149	34,229
Ironwood Pharmaceuticals, Inc. (a)	940	9,569
Martek Biosciences Corp. (a)	400	9,052
Momenta Pharmaceuticals, Inc. (a)	80	1,204
NeuroSearch AS (a)	3,103	46,793
Onyx Pharmaceuticals, Inc. (a)	1,278	33,714
Biotechnology Total		1,005,911
Health Care Equipment & Supplies — 1.0%
Analogic Corp.	160	7,181
Angiodynamics, Inc. (a)	520	7,925

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Cantel Medical Corp.	526	8,521
Cooper Companies, Inc.	375	17,333
Cutera, Inc. (a)	835	6,764
DexCom, Inc. (a)	960	12,691
Edwards Lifesciences Corp. (a)	1,830	122,701
Gen-Probe, Inc. (a)	375	18,172
ICU Medical, Inc. (a)	599	22,337
Insulet Corp. (a)	895	12,655
Intuitive Surgical, Inc. (a)	95	26,955
Kensey Nash Corp. (a)	419	12,105
Masimo Corp.	1,099	30,014
Medical Action Industries, Inc. (a)	790	7,150
Mindray Medical International Ltd., ADR	5,432	160,624
NuVasive, Inc. (a)	1,474	51,796
St. Jude Medical, Inc. (a)	5,900	232,106
Symmetry Medical, Inc. (a)	890	8,580
Syneron Medical Ltd. (a)	730	7,242
Teleflex, Inc.	525	29,809
Thoratec Corp. (a)	1,046	38,681
Varian Medical Systems, Inc. (a)	2,540	153,670
Young Innovations, Inc.	247	7,067
Zimmer Holdings, Inc. (a)	2,350	122,975
Health Care Equipment & Supplies Total		1,125,054
Health Care Providers & Services — 1.3%
AmSurg Corp. (a)	515	9,002
Brookdale Senior Living, Inc. (a)	2,180	35,556
Cardinal Health, Inc.	5,370	177,425
Catalyst Health Solutions, Inc. (a)	469	16,513
Centene Corp. (a)	320	7,549
CIGNA Corp.	900	32,202
Community Health Systems, Inc. (a)	800	24,776
Express Scripts, Inc. (a)	4,925	239,848
Healthspring, Inc. (a)	783	20,233
HMS Holdings Corp. (a)	350	20,629
Humana, Inc. (a)	600	30,144
IPC The Hospitalist Co., Inc. (a)	965	26,364
Kindred Healthcare, Inc. (a)	790	10,286
Laboratory Corp. of America Holdings (a)	595	46,666
LHC Group, Inc. (a)	470	10,899

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Magellan Health Services, Inc. (a)	270	12,755
Medcath Corp. (a)	950	9,567
Medco Health Solutions, Inc. (a)	4,600	239,476
Mednax, Inc. (a)	960	51,168
NovaMed, Inc. (a)	547	5,300
Owens & Minor, Inc.	340	9,676
Patterson Companies, Inc.	815	23,350
PSS World Medical, Inc. (a)	685	14,645
Triple-S Management Corp., Class B (a)	440	7,414
U.S. Physical Therapy, Inc. (a)	450	7,524
UnitedHealth Group, Inc.	8,050	282,635
Universal Health Services, Inc., Class B	4,740	184,196
Health Care Providers & Services Total		1,555,798
Health Care Technology — 0.1%
Cerner Corp. (a)	270	22,677
Medidata Solutions, Inc. (a)	715	13,728
Omnicell, Inc. (a)	1,657	21,674
Quality Systems, Inc.	275	18,235
Health Care Technology Total		76,314
Life Sciences Tools & Services — 1.0%
ICON PLC, ADR (a)	1,892	40,905
Illumina, Inc. (a)	1,024	50,381
Life Technologies Corp. (a)	9,840	459,430
Mettler-Toledo International, Inc. (a)	150	18,666
QIAGEN N.V. (a)	8,624	154,277
Thermo Fisher Scientific, Inc. (a)	10,156	486,269
Life Sciences Tools & Services Total		1,209,928
Pharmaceuticals — 1.6%
Allergan, Inc.	3,990	265,455
Ardea Biosciences, Inc. (a)	535	12,305
Auxilium Pharmaceuticals, Inc. (a)	455	11,275
GlaxoSmithKline PLC, ADR	3,900	154,128
Impax Laboratories, Inc. (a)	1,250	24,750
MAP Pharmaceuticals, Inc. (a)	615	9,410
Medicis Pharmaceutical Corp., Class A	2,510	74,421
Merck & Co., Inc.	5,117	188,357
Mylan, Inc. (a)	8,280	155,747
Novo-Nordisk A/S, Class B	2,986	295,551
Pfizer, Inc.	18,300	314,211

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Roche Holding AG, Genusschein Shares	1,067	145,688
Salix Pharmaceuticals Ltd. (a)	630	25,024
Watson Pharmaceuticals, Inc. (a)	4,615	195,261
Pharmaceuticals Total		1,871,583
HEALTH CARE TOTAL		6,844,588
INDUSTRIALS — 7.6%
Aerospace & Defense — 1.3%
AAR Corp. (a)	411	7,669
AerCap Holdings NV (a)	2,915	34,484
BE Aerospace, Inc. (a)	585	17,731
Ceradyne, Inc. (a)	470	10,975
Esterline Technologies Corp. (a)	190	10,874
General Dynamics Corp.	2,700	169,587
Global Defense Technology & Systems, Inc. (a)	680	9,316
Goodrich Corp.	2,900	213,817
Honeywell International, Inc.	3,400	149,396
ITT Corp.	340	15,922
L-3 Communications Holdings, Inc.	250	18,067
Ladish Co., Inc. (a)	450	14,009
LMI Aerospace, Inc. (a)	1,160	18,467
Precision Castparts Corp.	1,625	206,944
Spirit Aerosystems Holdings, Inc., Class A (a)	750	14,948
United Technologies Corp.	8,582	611,296
Total Aerospace & Defense		1,523,502
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	793	39,888
C.H. Robinson Worldwide, Inc.	525	36,708
Forward Air Corp.	550	14,300
Pacer International, Inc. (a)	1,155	6,976
United Parcel Service, Inc., Class B	6,770	451,491
Air Freight & Logistics Total		549,363
Airlines — 0.3%
Alaska Air Group, Inc. (a)	320	16,329
Delta Air Lines, Inc. (a)	3,920	45,629
Jet Airways India Ltd. (a)	11,926	216,531
Skywest, Inc.	530	7,399
United Continental Holdings, Inc.	830	19,613
Airlines Total		305,501

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — 0.0%
A.O. Smith Corp.	180	10,420
Ameron International Corp.	181	12,301
Lennox International, Inc.	170	7,087
Universal Forest Products, Inc.	280	8,190
Building Products Total		37,998
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	370	7,988
ACCO Brands Corp. (a)	410	2,358
Consolidated Graphics, Inc. (a)	280	11,606
Ennis, Inc.	489	8,748
G&K Services, Inc., Class A	355	8,115
Republic Services, Inc.	6,070	185,075
Stericycle, Inc. (a)	265	18,412
Tetra Tech, Inc. (a)	1,035	21,704
United Stationers, Inc. (a)	200	10,702
Commercial Services & Supplies Total		274,708
Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	738	7,919
Dycom Industries, Inc. (a)	1,010	10,090
EMCOR Group, Inc. (a)	560	13,770
Fluor Corp.	3,600	178,308
Foster Wheeler AG (a)	6,950	169,997
Great Lakes Dredge & Dock Corp.	2,295	13,334
KBR, Inc.	490	12,073
KHD Humboldt Wedag International AG	503	4,106
Layne Christensen Co. (a)	340	8,803
Outotec Oyj	2,507	106,369
Pike Electric Corp. (a)	1,571	11,437
Sterling Construction Co., Inc. (a)	1,699	21,034
Construction & Engineering Total		557,240
Electrical Equipment — 0.6%
ABB Ltd., Registered Shares (a)	10,190	215,013
AMETEK, Inc.	710	33,917
Baldor Electric Co.	795	32,118
Belden, Inc.	400	10,552
Broadwind Energy, Inc. (a)	5,128	9,589
Cooper Industries PLC, Class A	675	33,028
Dongfang Electrical Machinery Co., Ltd., Class H	116	547
GrafTech International Ltd. (a)	734	11,472

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Prysmian SpA	9,155	167,576
Vestas Wind Systems A/S (a)	3,982	149,894
Electrical Equipment Total		663,706
Industrial Conglomerates — 0.7%
3M Co.	4,380	379,790
General Electric Co.	21,856	355,160
Tyco International Ltd.	2,930	107,619
Industrial Conglomerates Total		842,569
Machinery — 2.4%
AGCO Corp. (a)	500	19,505
ArvinMeritor, Inc. (a)	5,215	81,041
Astec Industries, Inc. (a)	306	8,730
Bucyrus International, Inc.	815	56,520
CIRCOR International, Inc.	290	9,164
Columbus McKinnon Corp. (a)	1,045	17,337
Crane Co.	500	18,970
Cummins, Inc.	3,055	276,722
Deere & Co.	3,090	215,620
Dover Corp.	4,320	225,547
Eaton Corp.	700	57,743
EnPro Industries, Inc. (a)	390	12,199
Flowserve Corp.	1,560	170,695
FreightCar America, Inc.	323	7,946
GEA Group AG	5,766	144,268
Harsco Corp.	270	6,637
Illinois Tool Works, Inc.	4,700	220,994
Ingersoll-Rand PLC	11,990	428,163
Kadant, Inc. (a)	553	10,457
Kennametal, Inc.	2,825	87,377
Komatsu Ltd.	7,200	167,632
LB Foster Co., Class A (a)	268	7,756
Lindsay Corp.	270	11,696
Mueller Industries, Inc.	450	11,921
Navistar International Corp. (a)	2,206	96,270
Nordson Corp.	150	11,054
Pall Corp.	535	22,277
Parker Hannifin Corp.	3,360	235,402
Robbins & Myers, Inc.	1,010	27,048
Tennant Co.	445	13,750

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Vallourec	1,579	157,125
Machinery Total		2,837,566
Marine — 0.0%
Diana Shipping, Inc. (a)	590	7,493
Marine Total		7,493
Professional Services — 0.3%
Advisory Board Co. (a)	413	18,234
CDI Corp.	511	6,602
FTI Consulting, Inc. (a)	210	7,285
IHS, Inc., Class A (a)	325	22,100
Kforce, Inc. (a)	479	6,572
Korn/Ferry International (a)	1,778	29,408
LECG Corp. (a)	1,046	1,151
Manpower, Inc.	4,683	244,452
Navigant Consulting, Inc. (a)	560	6,513
Professional Services Total		342,317
Road & Rail — 0.2%
Canadian Pacific Railway Ltd.	300	18,279
Con-way, Inc.	493	15,278
Dollar Thrifty Automotive Group, Inc. (a)	280	14,039
Genesee & Wyoming, Inc., Class A (a)	360	15,621
Heartland Express, Inc.	530	7,881
Hertz Global Holdings, Inc. (a)	1,600	16,944
Kansas City Southern (a)	775	28,993
Landstar System, Inc.	950	36,689
Old Dominion Freight Line, Inc. (a)	1,634	41,536
Roadrunner Transportation Systems, Inc. (a)	1,236	13,398
Ryder System, Inc.	220	9,409
Union Pacific Corp.	444	36,319
Werner Enterprises, Inc.	730	14,958
Road & Rail Total		269,344
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	350	10,710
Beacon Roofing Supply, Inc. (a)	780	11,365
Fastenal Co.	450	23,935
Kaman Corp.	412	10,799
Mitsui & Co., Ltd.	14,300	212,768
W.W. Grainger, Inc.	990	117,919
Wolseley PLC (a)	5,263	132,498
Trading Companies & Distributors Total		519,994

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.2%
Koninklijke Vopak NV	3,653	174,555
Transportation Infrastructure Total		174,555
INDUSTRIALS TOTAL		8,905,856
INFORMATION TECHNOLOGY — 9.3%
Communications Equipment — 0.9%
Anaren, Inc. (a)	538	9,033
Aruba Networks, Inc. (a)	1,540	32,864
Bel Fuse, Inc., Class B	311	6,475
Black Box Corp.	337	10,804
Brocade Communications Systems, Inc. (a)	3,400	19,856
Cisco Systems, Inc. (a)	20,220	442,818
CommScope, Inc. (a)	600	14,244
F5 Networks, Inc. (a)	350	36,333
Infinera Corp. (a)	1,555	18,147
Plantronics, Inc.	300	10,134
QUALCOMM, Inc.	8,520	384,422
Symmetricom, Inc. (a)	1,280	7,322
Tekelec (a)	710	9,202
Communications Equipment Total		1,001,654
Computers & Peripherals — 2.0%
Apple, Inc. (a)	3,630	1,030,012
Diebold, Inc.	1,150	35,754
EMC Corp. (a)	27,140	551,213
Gemalto NV	2,722	111,819
Hewlett-Packard Co.	11,301	475,433
NetApp, Inc. (a)	725	36,098
SanDisk Corp. (a)	1,460	53,509
Super Micro Computer, Inc. (a)	790	8,208
Computers & Peripherals Total		2,302,046
Electronic Equipment, Instruments & Components — 0.7%
Agilent Technologies, Inc. (a)	1,690	56,395
Anixter International, Inc. (a)	244	13,174
Arrow Electronics, Inc. (a)	1,125	30,071
Benchmark Electronics, Inc. (a)	801	13,136
Brightpoint, Inc. (a)	1,126	7,871
Corning, Inc.	8,290	151,541
CTS Corp.	856	8,235

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
DTS, Inc. (a)	635	24,238
Electro Scientific Industries, Inc. (a)	570	6,333
Littelfuse, Inc. (a)	254	11,100
Methode Electronics, Inc.	832	7,555
Molex, Inc.	1,750	36,627
MTS Systems Corp.	290	8,990
NAM TAI Electronics, Inc. (a)	1,629	7,526
Nippon Electric Glass Co., Ltd.	17,000	232,449
Tyco Electronics Ltd.	9,090	265,610
Electronic Equipment, Instruments & Components Total		880,851
Internet Software & Services — 1.0%
Akamai Technologies, Inc. (a)	3,640	182,655
Baidu, Inc., ADR (a)	330	33,865
Google, Inc., Class A (a)	1,357	713,497
GSI Commerce, Inc. (a)	530	13,091
InfoSpace, Inc. (a)	843	7,300
LogMeIn, Inc. (a)	695	25,006
MercadoLibre, Inc. (a)	530	38,255
OpenTable, Inc. (a)	725	49,358
United Online, Inc.	1,470	8,408
ValueClick, Inc. (a)	620	8,110
VeriSign, Inc. (a)	580	18,409
VistaPrint NV (a)	1,230	47,540
Vocus, Inc. (a)	912	16,854
Internet Software & Services Total		1,162,348
IT Services — 1.3%
Acxiom Corp. (a)	590	9,357
Alliance Data Systems Corp. (a)	830	54,166
CACI International, Inc., Class A (a)	232	10,500
Cognizant Technology Solutions Corp., Class A (a)	4,920	317,193
CSG Systems International, Inc. (a)	507	9,243
ExlService Holdings, Inc. (a)	860	16,727
Gartner, Inc. (a)	805	23,699
International Business Machines Corp.	5,130	688,138
MAXIMUS, Inc.	150	9,237
MoneyGram International, Inc. (a)	4,027	9,826
TeleTech Holdings, Inc. (a)	790	11,724
Teradata Corp. (a)	5,130	197,813
VeriFone Systems, Inc. (a)	1,920	59,654
Visa, Inc., Class A	1,740	129,212

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Wright Express Corp. (a)	605	21,605
IT Services Total		1,568,094
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. (a)	1,190	7,818
Analog Devices, Inc.	990	31,066
Atmel Corp. (a)	1,900	15,124
ATMI, Inc. (a)	470	6,984
Broadcom Corp., Class A	3,350	118,556
Cavium Networks, Inc. (a)	515	14,811
Cirrus Logic, Inc. (a)	655	11,685
Cree, Inc. (a)	300	16,287
Entropic Communications, Inc. (a)(b)	2,903	27,869
GT Solar International, Inc. (a)	1,315	11,007
Integrated Device Technology, Inc. (a)	1,180	6,903
Marvell Technology Group Ltd. (a)	1,035	18,123
MKS Instruments, Inc. (a)	333	5,987
Netlogic Microsystems, Inc. (a)	4,580	126,316
OmniVision Technologies, Inc. (a)	1,845	42,509
Power Integrations, Inc.	335	10,650
SunPower Corp., Class A (a)	1,265	18,216
Tessera Technologies, Inc. (a)	360	6,660
Texas Instruments, Inc.	7,290	197,851
Varian Semiconductor Equipment Associates, Inc. (a)	3,420	98,428
Veeco Instruments, Inc. (a)	409	14,262
Verigy Ltd. (a)	645	5,244
Volterra Semiconductor Corp. (a)	695	14,956
Xilinx, Inc.	1,060	28,207
Zoran Corp. (a)	877	6,700
Semiconductors & Semiconductor Equipment Total		862,219
Software — 2.7%
Advent Software, Inc. (a)	410	21,398
ANSYS, Inc. (a)	460	19,435
Autodesk, Inc. (a)	8,655	276,700
AutoNavi Holdings Ltd., ADR (a)	353	6,178
Autonomy Corp. PLC (a)	8,374	238,686
BroadSoft, Inc. (a)	909	7,872
Citrix Systems, Inc. (a)	565	38,556
Compuware Corp. (a)	850	7,250
Concur Technologies, Inc. (a)	506	25,017

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Fortinet, Inc. (a)	680	17,000
Informatica Corp. (a)	565	21,702
Intuit, Inc. (a)	5,215	228,469
Jack Henry & Associates, Inc.	250	6,375
Microsoft Corp.	12,570	307,839
Monotype Imaging Holdings, Inc. (a)	765	7,000
Netscout Systems, Inc. (a)	989	20,284
Nintendo Co., Ltd., ADR	2,545	79,404
Nuance Communications, Inc. (a)	12,500	195,500
Oracle Corp.	20,740	556,869
Parametric Technology Corp. (a)	400	7,816
Pegasystems, Inc.	550	17,077
Progress Software Corp. (a)	320	10,592
RealPage, Inc. (a)	553	10,551
Red Hat, Inc. (a)	1,340	54,940
Rovi Corp. (a)	3,729	187,979
Salesforce.com, Inc. (a)	1,670	186,706
Solera Holdings, Inc.	325	14,352
Sourcefire, Inc. (a)	655	18,890
SuccessFactors, Inc. (a)	6,998	175,720
Taleo Corp., Class A (a)	785	22,757
Temenos Group AG (a)	7,113	218,067
TIBCO Software, Inc. (a)	5,625	99,787
VanceInfo Technologies, Inc., ADR (a)	490	15,847
Software Total		3,122,615
INFORMATION TECHNOLOGY TOTAL		10,899,827
MATERIALS — 2.9%
Chemicals — 0.7%
Albemarle Corp.	825	38,618
Celanese Corp., Series A	2,850	91,485
CF Industries Holdings, Inc.	1,140	108,870
H.B. Fuller Co.	780	15,499
International Flavors & Fragrances, Inc.	400	19,408
Linde AG	1,254	163,576
Minerals Technologies, Inc.	220	12,962
OM Group, Inc. (a)	850	25,602
Potash Corp. of Saskatchewan, Inc.	1,675	241,267
PPG Industries, Inc.	675	49,140
Solutia, Inc. (a)	1,220	19,545
STR Holdings, Inc. (a)	615	13,247
Chemicals Total		799,219

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Construction Materials — 0.0%
Eagle Materials, Inc.	211	5,001
Martin Marietta Materials, Inc.	325	25,015
Construction Materials Total		30,016
Containers & Packaging — 0.3%
Crown Holdings, Inc. (a)	1,830	52,448
Greif, Inc., Class A	156	9,179
Greif, Inc., Class B	428	24,567
Packaging Corp. of America	8,478	196,435
Silgan Holdings, Inc.	830	26,311
Containers & Packaging Total		308,940
Metals & Mining — 1.8%
Agnico-Eagle Mines Ltd.	1,021	72,522
Allegheny Technologies, Inc.	6,285	291,938
AngloGold Ashanti Ltd., ADR	440	20,346
Barrick Gold Corp.	1,986	91,932
Carpenter Technology Corp.	210	7,079
Cliffs Natural Resources, Inc.	590	37,713
Coeur d’Alene Mines Corp. (a)	541	10,777
Freeport-McMoRan Copper & Gold, Inc.	2,845	242,935
Gammon Gold, Inc. (a)	2,050	14,371
Goldcorp, Inc.	1,337	58,186
Haynes International, Inc.	322	11,244
IAMGOLD Corp.	1,303	23,076
Ivanhoe Mines Ltd. (a)	1,227	28,724
Newmont Mining Corp.	4,315	271,025
Novagold Resources, Inc. (a)	1,309	11,441
Olympic Steel, Inc.	426	9,794
Rio Tinto Ltd.	3,044	225,883
RTI International Metals, Inc. (a)	310	9,492
Silver Wheaton Corp. (a)	2,446	65,186
Steel Dynamics, Inc.	1,460	20,601
Stillwater Mining Co. (a)	1,460	24,586
Teck Resources Ltd., Class B	1,556	64,045
Terra Nova Royalty Corp. (a)	498	3,715
Thompson Creek Metals Co., Inc. (a)	4,435	47,809
Titanium Metals Corp. (a)	890	17,764
U.S. Gold Corp. (a)	1,761	8,752
United States Steel Corp.	3,400	149,056

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Vale SA, ADR	1,223	38,243
Walter Energy, Inc.	549	44,628
Xstrata PLC	12,271	235,638
Metals & Mining Total		2,158,501
Paper & Forest Products — 0.1%
International Paper Co.	5,500	119,625
Paper & Forest Products Total		119,625
MATERIALS TOTAL		3,416,301
TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	16,454	470,584
Qwest Communications International, Inc.	3,950	24,766
Warwick Valley Telephone Co.	532	7,576
Diversified Telecommunication Services Total		502,926
Wireless Telecommunication Services — 0.7%
American Tower Corp., Class A (a)	4,142	212,319
Crown Castle International Corp. (a)	655	28,918
Millicom International Cellular SA	1,191	114,277
NII Holdings, Inc. (a)	4,473	183,840
NTELOS Holdings Corp.	660	11,167
SBA Communications Corp., Class A (a)	1,445	58,234
Shenandoah Telecommunications Co.	448	8,140
Syniverse Holdings, Inc. (a)	425	9,635
Vodafone Group PLC	83,022	205,518
Wireless Telecommunication Services Total		832,048
TELECOMMUNICATION SERVICES TOTAL		1,334,974
UTILITIES — 1.8%
Electric Utilities — 0.7%
ALLETE, Inc.	400	14,572
American Electric Power Co., Inc.	8,825	319,730
MGE Energy, Inc.	350	13,856
NextEra Energy, Inc.	6,800	369,852
Northeast Utilities	4,388	129,753
Electric Utilities Total		847,763
Gas Utilities — 0.1%
Laclede Group, Inc.	340	11,703
Nicor, Inc.	380	17,411
Gas Utilities Total		29,114

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (a)	1,699	19,284
Independent Power Producers & Energy Traders Total		19,284
Multi-Utilities — 1.0%
Avista Corp.	670	13,990
CenterPoint Energy, Inc.	1,537	24,162
CH Energy Group, Inc.	250	11,040
CMS Energy Corp.	1,300	23,426
NorthWestern Corp.	470	13,395
PG&E Corp.	6,886	312,762
Public Service Enterprise Group, Inc.	1,125	37,215
Sempra Energy	5,275	283,795
Wisconsin Energy Corp.	2,867	165,713
Xcel Energy, Inc.	11,750	269,897
Multi-Utilities Total		1,155,395
UTILITIES TOTAL		2,051,556

Total Common Stocks (cost of $57,384,396)		65,991,585

		Par ($)
Corporate Fixed-Income Bonds & Notes — 13.7%
BASIC MATERIALS — 0.4%
Chemicals — 0.1%
Celanese U.S. Holdings LLC
	6.625% 10/15/18 (c)	2,000	2,045
CF Industries, Inc.
	6.875% 05/01/18	5,000	5,381
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	65,000	63,700
INEOS Finance PLC
	9.000% 05/15/15 (c)	60,000	62,625
Lyondell Chemical Co.
	8.000% 11/01/17 (c)	24,000	26,220
	11.000% 05/01/18	3,000	3,319
Chemicals Total			163,290
Forest Products & Paper — 0.1%
Cascades, Inc.
	7.750% 12/15/17	10,000	10,425

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Georgia-Pacific Corp.
	8.000% 01/15/24	60,000	67,350
Forest Products & Paper Total			77,775
Iron/Steel — 0.1%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	100,000	110,828
Iron/Steel Total			110,828
Metals & Mining — 0.1%
Novelis, Inc.
	7.250% 02/15/15	3,000	3,053
Vale Overseas Ltd.
	6.250% 01/23/17	100,000	114,466
Metals & Mining Total			117,519
BASIC MATERIALS TOTAL			469,412
COMMUNICATIONS — 2.5%
Advertising — 0.1%
Interpublic Group of Companies, Inc.
	10.000% 07/15/17	30,000	35,025
inVentiv Health, Inc.
	10.000% 08/15/18 (c)	20,000	19,875
Visant Corp.
	10.000% 10/01/17 (c)	15,000	15,675
Advertising Total			70,575
Media — 0.9%
Belo Corp.
	8.000% 11/15/16	15,000	16,031
Cablevision Systems Corp.
	8.625% 09/15/17	50,000	55,000
CCO Holdings LLC/CCO Holdings Capital Corp.
	7.250% 10/30/17 (c)	35,000	35,481
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	40,000	42,700
Comcast Cable Holdings LLC
	9.875% 06/15/22	5,000	7,045
DIRECTV Holdings LLC
	3.550% 03/15/15	100,000	103,804
DISH DBS Corp.
	7.875% 09/01/19	65,000	69,956
Entravision Communications Corp.
	8.750% 08/01/17 (c)	25,000	25,500
Gannett Co., Inc.
	6.375% 09/01/15 (c)	10,000	9,888

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Gray Television, Inc.
	10.500% 06/29/15	25,000	24,969
Insight Communications
	9.375% 07/15/18 (c)	10,000	10,625
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19	40,000	41,400
NBC Universal, Inc.
	5.950% 04/01/41 (b)(c)	125,000	128,576
News America, Inc.
	6.550% 03/15/33	100,000	111,614
RR Donnelley & Sons Co.
	6.125% 01/15/17	160,000	167,517
Salem Communications Corp.
	9.625% 12/15/16	35,000	37,188
Sinclair Television Group, Inc.
	8.375% 10/15/18 (b)(c)	10,000	10,075
	9.250% 11/01/17 (c)	44,000	47,190
Sirius XM Radio, Inc.
	8.750% 04/01/15 (c)	25,000	26,563
	9.750% 09/01/15 (c)	10,000	11,013
Time Warner, Inc.
	6.200% 03/15/40	100,000	108,940
Umbrella Acquisition, Inc.
	PIK,
	9.750% 03/15/15 (03/15/12) (c)(d)(e)	5,262	5,038
Media Total			1,096,113
Telecommunication Services — 1.5%
America Movil SAB de CV
	5.625% 11/15/17	110,000	124,104
AT&T, Inc.
	4.950% 01/15/13	100,000	108,664
	5.350% 09/01/40 (c)	133,000	133,627
BellSouth Corp.
	6.000% 10/15/11	2,000	2,108
British Telecommunications PLC
	5.150% 01/15/13	125,000	133,582
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	200,000	226,171
Cincinnati Bell, Inc.
	8.250% 10/15/17	30,000	30,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (c)	31,000	33,402
Crown Castle International Corp.
	7.125% 11/01/19	40,000	42,600
Frontier Communications Corp.
	8.250% 04/15/17	40,000	43,750
Intelsat Corp.
	9.250% 06/15/16	30,000	31,988
ITC Deltacom, Inc.
	10.500% 04/01/16	65,000	66,056
Level 3 Financing, Inc.
	8.750% 02/15/17	45,000	40,050
	9.250% 11/01/14	5,000	4,700
MetroPCS Wireless, Inc.
	7.875% 09/01/18	25,000	25,750
New Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,333
Nextel Communications, Inc.
	7.375% 08/01/15	85,000	85,425
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (b)(c)	25,000	24,817
PAETEC Holding Corp.
	8.875% 06/30/17	40,000	41,800
Qwest Communications International, Inc.
	7.500% 02/15/14	85,000	86,700
Sprint Capital Corp.
	6.875% 11/15/28	15,000	13,725
Telecom Italia Capital SA
	4.950% 09/30/14	115,000	122,444
Telefonica Emisiones SAU
	0.775% 02/04/13 (11/04/10) (d)(e)	125,000	122,362
Vodafone Group PLC
	5.750% 03/15/16	100,000	114,489
Wind Acquisition Finance SA
	11.750% 07/15/17 (c)	50,000	56,031
Windstream Corp.
	7.875% 11/01/17	40,000	41,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	8.125% 09/01/18 (c)	20,000	20,700
Telecommunication Services Total			1,780,378
COMMUNICATIONS TOTAL			2,947,066
CONSUMER CYCLICAL — 0.7%
Auto Manufacturers — 0.0%
Oshkosh Corp.
	8.500% 03/01/20	2,000	2,165
Auto Manufacturers Total			2,165
Auto Parts & Equipment — 0.1%
Accuride Corp.
	9.500% 08/01/18 (c)	6,000	6,300
Lear Corp.
	7.875% 03/15/18	40,000	42,400
Tenneco, Inc.
	7.750% 08/15/18 (c)	3,000	3,075
Auto Parts & Equipment Total			51,775
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp.
	9.500% 12/15/16 (c)	31,000	27,280
Distribution/Wholesale Total			27,280
Entertainment — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (c)	5,000	5,250
Pinnacle Entertainment, Inc.
	8.750% 05/15/20	30,000	29,550
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (c)	55,000	40,975
Entertainment Total			75,775
Home Builders — 0.0%
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	25,000	25,031
Home Builders Total			25,031
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15	45,000	47,025
Home Furnishings Total			47,025

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Housewares — 0.0%
Libbey Glass, Inc.
	10.000% 02/15/15 (c)	40,000	43,000
Housewares Total			43,000
Lodging — 0.1%
MGM Mirage, Inc.
	9.000% 03/15/20 (c)	40,000	42,100
	11.375% 03/01/18	35,000	33,338
Wyndham Worldwide Corp.
	6.000% 12/01/16	60,000	62,593
Lodging Total			138,031
Retail — 0.4%
CVS Pass-Through Trust
	7.507% 01/10/32 (c)	123,638	145,072
Michaels Stores, Inc.
	11.375% 11/01/16	10,000	10,863
Neiman Marcus Group, Inc.
	PIK,
	9.000% 10/15/15	23,000	23,891
QVC, Inc.
	7.500% 10/01/19 (c)	75,000	78,375
Rite Aid Corp.
	8.000% 08/15/20 (c)	10,000	10,150
	10.250% 10/15/19	10,000	10,413
Toys R U.S. - Delaware, Inc.
	7.375% 09/01/16 (c)	19,000	19,332
Wal-Mart Stores, Inc.
	5.800% 02/15/18	100,000	120,299
Retail Total			418,395
CONSUMER CYCLICAL TOTAL			828,477
CONSUMER NON-CYCLICAL — 1.6%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13	150,000	153,896
Bottling Group LLC
	6.950% 03/15/14	100,000	118,554
Cott Beverages USA, Inc.
	8.125% 09/01/18 (c)	6,000	6,352
Cott Beverages, Inc.
	8.375% 11/15/17 (c)	15,000	15,900
Miller Brewing Co.
	5.500% 08/15/13 (c)	115,000	126,465
Beverages Total			421,167

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 0.1%
Cardtronics, Inc.
	8.250% 09/01/18	15,000	15,788
Garda World Security Corp.
	9.750% 03/15/17 (c)	10,000	10,650
Hertz Corp.
	7.500% 10/15/18 (c)	15,000	15,000
Interactive Data Corp.
	10.250% 08/01/18 (c)	30,000	32,100
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (c)	10,000	11,375
United Rentals North America, Inc.
	9.250% 12/15/19	10,000	10,825
	10.875% 06/15/16	35,000	39,506
Commercial Services Total			135,244
Food — 0.3%
ConAgra Foods, Inc.
	5.875% 04/15/14	100,000	114,171
Kraft Foods, Inc.
	5.375% 02/10/20	115,000	128,461
Kroger Co.
	5.400% 07/15/40	120,000	124,720
Michael Foods, Inc.
	9.750% 07/15/18 (c)	20,000	21,400
Pinnacle Foods Finance LLC
	9.250% 04/01/15	15,000	15,600
U.S. Foodservice
	PIK,
	10.250% 06/30/15 (c)	1,000	1,005
Food Total			405,357
Healthcare Services — 0.4%
Apria Healthcare Group, Inc.
	11.250% 11/01/14	40,000	44,000
Capella Healthcare, Inc.
	9.250% 07/01/17 (c)	5,000	5,350
Community Health Systems, Inc.
	8.875% 07/15/15	55,000	58,437
HCA, Inc.
	7.250% 09/15/20	40,000	42,800
	PIK,

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	9.625% 11/15/16	60,000	65,100
Healthsouth Corp.
	8.125% 02/15/20	4,000	4,160
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (c)	5,000	5,100
Multiplan, Inc.
	9.875% 09/01/18 (c)	12,000	12,540
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (c)	10,000	9,875
Roche Holdings, Inc.
	6.000% 03/01/19 (c)	100,000	121,146
Select Medical Corp.
	7.625% 02/01/15	15,000	14,644
Tenet Healthcare Corp.
	8.000% 08/01/20 (c)	25,000	24,938
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	40,000	40,600
Healthcare Services Total			448,690
Household Products/Wares — 0.1%
Jarden Corp.
	8.000% 05/01/16	40,000	42,600
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (c)	25,000	26,812
Household Products/Wares Total			69,412
Pharmaceuticals — 0.3%
Express Scripts, Inc.
	6.250% 06/15/14	100,000	114,810
NBTY, Inc.
	9.000% 10/01/18 (b)(c)	5,000	5,250
Omnicare, Inc.
	6.875% 12/15/15	32,000	32,320
Valeant Pharmaceuticals International
	6.750% 10/01/17 (c)	5,000	5,100
	7.000% 10/01/20 (c)	10,000	10,225
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (c)	20,000	20,550

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Wyeth
	5.500% 02/01/14	100,000	113,485
Pharmaceuticals Total			301,740
CONSUMER NON-CYCLICAL TOTAL			1,781,610
ENERGY — 1.7%
Coal — 0.2%
Arch Coal, Inc.
	7.250% 10/01/20	2,000	2,113
	8.750% 08/01/16	110,000	121,275
Consol Energy, Inc.
	8.000% 04/01/17 (c)	20,000	21,650
	8.250% 04/01/20 (c)	35,000	38,237
Coal Total			183,275
Oil & Gas — 0.9%
Anadarko Petroleum Corp.
	6.200% 03/15/40	150,000	146,233
Berry Petroleum Co.
	8.250% 11/01/16	5,000	5,125
Brigham Exploration Co.
	8.750% 10/01/18 (c)	5,000	5,150
Canadian Natural Resources Ltd.
	5.700% 05/15/17	100,000	115,063
Chesapeake Energy Corp.
	6.625% 08/15/20	35,000	36,575
Comstock Resources, Inc.
	8.375% 10/15/17	2,000	2,063
Concho Resources, Inc.
	8.625% 10/01/17	40,000	42,400
Continental Resources, Inc.
	7.125% 04/01/21 (c)	10,000	10,400
Denbury Resources, Inc.
	7.500% 12/15/15	40,000	41,500
EXCO Resources, Inc.
	7.500% 09/15/18	25,000	24,844
Forest Oil Corp.
	7.250% 06/15/19	40,000	40,900
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (c)	45,000	45,450
Nexen, Inc.
	5.875% 03/10/35	100,000	102,048

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
PetroHawk Energy Corp.
	7.250% 08/15/18 (c)	10,000	10,200
	7.875% 06/01/15	55,000	57,612

QEP Resources, Inc.
	6.875% 03/01/21	15,000	16,237
Quicksilver Resources, Inc.
	8.250% 08/01/15	10,000	10,550
	9.125% 08/15/19	40,000	43,850
Range Resources Corp.
	6.750% 08/01/20	15,000	15,600
	7.500% 05/15/16	110,000	114,950
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	17,000	17,000
Talisman Energy, Inc.
	6.250% 02/01/38	100,000	109,957
Oil & Gas Total			1,013,707
Oil & Gas Services — 0.2%
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (c)	30,000	28,575
Weatherford International Ltd.
	5.150% 03/15/13	100,000	107,071
	6.750% 09/15/40	130,000	135,496
Oil & Gas Services Total			271,142
Pipelines — 0.4%
El Paso Corp.
	7.750% 01/15/32	30,000	31,151
Energy Transfer Equity LP
	7.500% 10/15/20	25,000	26,313
Enterprise Products Operating LLC
	4.600% 08/01/12	100,000	105,314
Regency Energy Partners LP/Regency Energy Finance Corp.
	9.375% 06/01/16	95,000	104,737
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (d)(e)	135,000	126,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Williams Partners LP
	7.250% 02/01/17	95,000	113,159
Pipelines Total			506,899
ENERGY TOTAL			1,975,023
FINANCIALS — 4.7%
Banks — 2.9%
ANZ National International Ltd.
	6.200% 07/19/13 (c)	150,000	166,707
Barclays Bank PLC
	6.750% 05/22/19	200,000	237,673
Bear Stearns Companies LLC
	7.250% 02/01/18	225,000	274,080
Capital One Financial Corp.
	5.500% 06/01/15	100,000	110,006
CIT Group, Inc.
	7.000% 05/01/17	125,000	122,344
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19 (c)	575,000	675,273
Citigroup Funding, Inc.
	2.000% 03/30/12 (f)	350,000	357,333
Commonwealth Bank of Australia
	3.750% 10/15/14 (c)	100,000	106,872
Credit Suisse/New York NY
	6.000% 02/15/18	135,000	149,089
Goldman Sachs Group, Inc.
	5.350% 01/15/16	125,000	137,427
Keycorp
	6.500% 05/14/13	110,000	120,554
Merrill Lynch & Co., Inc.
	6.875% 04/25/18	250,000	280,424
Morgan Stanley
	6.750% 04/15/11	100,000	102,998
Royal Bank of Scotland PLC
	3.950% 09/21/15	160,000	161,673
Santander U.S. Debt SA Unipersonal
	2.991% 10/07/13 (b)(c)	100,000	99,820
Wachovia Corp.
	4.875% 02/15/14	225,000	240,426
Banks Total			3,342,699

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 0.7%
Ally Financial, Inc.
	7.500% 09/15/20 (c)	10,000	10,650
	8.000% 03/15/20 (c)	95,000	103,787
American General Finance Corp.
	6.900% 12/15/17	45,000	37,575
E*Trade Financial Corp.
	7.375% 09/15/13	5,000	4,888
	7.875% 12/01/15	15,000	14,663
	PIK,
	12.500% 11/30/17	15,000	17,100
ERAC USA Finance LLC
	6.375% 10/15/17 (c)	110,000	127,880
Ford Motor Credit Co.
	6.625% 08/15/17	100,000	106,544
	8.000% 12/15/16	40,000	45,215
General Electric Capital Corp.
	5.000% 01/08/16	245,000	269,171
International Lease Finance Corp.
	8.750% 03/15/17 (c)	21,000	22,522
	8.875% 09/01/17	20,000	21,600
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (g)	250,000	55,312
Pinafore LLC/Pinafore, Inc.
	9.000% 10/01/18 (c)	5,000	5,250
Diversified Financial Services Total			842,157
Insurance — 0.8%
Chubb Corp.
	5.750% 05/15/18	90,000	104,155
CNA Financial Corp.
	7.350% 11/15/19	100,000	112,433
ING Groep NV
	5.775% 12/29/49 (d)	15,000	13,462
Lincoln National Corp.
	8.750% 07/01/19	100,000	128,636
MetLife, Inc.
	6.817% 08/15/18	120,000	144,776
Principal Life Income Funding Trusts
	5.300% 04/24/13	125,000	135,256
Prudential Financial, Inc.
	4.500% 07/15/13	2,000	2,104
	6.100% 06/15/17	100,000	112,035
Transatlantic Holdings, Inc.
	8.000% 11/30/39	100,000	104,191

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
UnitedHealth Group, Inc.
	5.250% 03/15/11	100,000	101,901
Insurance Total			958,949
Investment Companies — 0.0%
Offshore Group Investments Ltd.
	11.500% 08/01/15 (c)	40,000	42,000
Investment Companies Total			42,000
Real Estate Investment Trusts (REITs) — 0.3%
Duke Realty LP
	8.250% 08/15/19	100,000	118,429
ERP Operating LP
	5.200% 04/01/13	1,000	1,081
Kimco Realty Corp.
	4.300% 02/01/18	100,000	101,332
Simon Property Group LP
	6.750% 02/01/40	100,000	117,922
Real Estate Investment Trusts (REITs) Total			338,764
FINANCIALS TOTAL			5,524,569
INDUSTRIALS — 0.7%
Aerospace & Defense — 0.1%
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17	5,000	5,300
United Technologies Corp.
	5.375% 12/15/17	100,000	117,467
Aerospace & Defense Total			122,767
Building Materials — 0.0%
Gibraltar Industries, Inc.
	8.000% 12/01/15	10,000	9,750
Nortek, Inc.
	11.000% 12/01/13	10,000	10,625
Building Materials Total			20,375
Machinery-Diversified — 0.1%
Case New Holland, Inc.
	7.875% 12/01/17 (c)	37,000	40,191
Manitowoc Co., Inc.
	9.500% 02/15/18	40,000	41,800
Machinery-Diversified Total			81,991
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	100,000	123,733

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
SPX Corp.
	6.875% 09/01/17 (c)	10,000	10,600
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	100,000	124,480
Miscellaneous Manufacturing Total			258,813
Packaging & Containers — 0.1%
Graphic Packaging International, Inc.
	7.875% 10/01/18	2,000	2,055
	9.500% 06/15/17	75,000	79,875
Packaging & Containers Total			81,930
Transportation — 0.2%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	125,000	144,225
Canadian Pacific Railway Co.
	4.450% 03/15/23	125,000	127,552
Transportation Total			271,777
INDUSTRIALS TOTAL			837,653
TECHNOLOGY — 0.3%
Networking Products — 0.1%
Cisco Systems, Inc.
	4.950% 02/15/19	100,000	114,401
Networking Products Total			114,401
Semiconductors — 0.1%
Freescale Semiconductor, Inc.
	9.250% 04/15/18 (c)	15,000	15,600
NXP BV/NXP Funding LLC
	9.750% 08/01/18 (c)	40,000	42,600
Semiconductors Total			58,200
Software — 0.1%
First Data Corp.
	8.875% 08/15/20 (c)	20,000	20,750
	9.875% 09/24/15	15,000	12,263
Oracle Corp.
	6.500% 04/15/38	110,000	136,635
Software Total			169,648
TECHNOLOGY TOTAL			342,249
UTILITIES — 1.0%
Electric — 0.9%
Commonwealth Edison Co.
	6.150% 09/15/17	125,000	148,078

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Consolidated Edison Co. of New York, Inc.
	5.850% 03/15/36	100,000	113,918
Dominion Resources, Inc.
	5.200% 08/15/19	100,000	114,350
Dynegy Holdings, Inc.
	7.500% 06/01/15	10,000	7,875
	7.750% 06/01/19	9,000	6,165
Edison Mission Energy
	7.000% 05/15/17	20,000	14,450
Energy East Corp.
	6.750% 06/15/12	1,000	1,083
Energy Future Holdings Corp.
	10.000% 01/15/20 (c)	25,000	24,819
Indiana Michigan Power Co.
	5.650% 12/01/15	100,000	112,786
Nevada Power Co.
	6.500% 08/01/18	50,000	60,500
NiSource Finance Corp.
	5.400% 07/15/14	9,000	10,015
	6.400% 03/15/18	110,000	127,572
NRG Energy, Inc.
	7.375% 01/15/17	15,000	15,375
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	1,021
Pacific Gas & Electric Co.
	5.800% 03/01/37	100,000	111,054
Progress Energy, Inc.
	7.750% 03/01/31	100,000	132,010
Electric Total			1,001,071
Gas — 0.1%
Atmos Energy Corp.
	6.350% 06/15/17	75,000	85,886
Sempra Energy
	6.500% 06/01/16	75,000	89,735
Gas Total			175,621
UTILITIES TOTAL			1,176,692
	Total Corporate Fixed-Income Bonds & Notes (cost of $14,855,734)		15,882,751

		Par ($)	Value ($)
Mortgage-Backed Securities — 10.0%
Federal Home Loan Mortgage Corp.
	4.500% 10/01/39	416,638	433,764
	4.500% 01/01/40	847,728	882,573
	4.500% 06/01/40	588,219	612,397
	4.500% 07/01/40	198,790	206,961
	4.500% 09/01/40	800,000	832,884
	5.000% 06/01/36	245,735	258,766
	5.000% 04/01/38	375,000	394,220
	5.000% 08/01/40	307,132	322,843
	5.000% 09/01/40	924,908	972,220
	5.500% 12/01/20	13,829	14,934
	5.500% 01/01/21	258,982	279,787
	5.500% 07/01/21	95,337	102,647
	5.500% 12/01/32	29,844	32,048
	5.500% 08/01/35	69,747	74,460
	5.500% 12/01/38	375,000	398,034
	5.500% 01/01/39	624,938	663,325
	6.000% 11/01/14	20,080	21,711
	6.000% 01/01/38	375,000	402,743
	6.500% 05/01/11	1,902	2,059
	6.500% 06/01/11	20,978	22,703
	6.500% 03/01/26	46,077	50,859
	6.500% 06/01/26	64,298	70,970
	6.500% 06/01/31	134,396	149,225
	6.500% 07/01/31	13,618	15,120
	6.500% 11/01/32	9,752	10,828
	7.000% 04/01/29	5,018	5,683
	7.000% 08/01/31	6,477	7,349
	7.500% 01/01/30	10,783	12,296
	8.000% 09/01/15	3,602	3,915
	12.000% 07/01/20	12,693	12,941
	TBA
	4.500% 10/01/40 (b)	125,000	129,981
	TBA,
	5.000% 10/01/40 (b)	475,000	498,898
Federal National Mortgage Association
	4.000% 01/01/25	509,075	532,165
	4.500% 05/01/40	458,830	478,335
	5.000% 02/01/36	636,979	673,344
	5.000% 05/01/40	690,676	727,517
	5.500% 03/01/37	519,482	553,766
	5.500% 07/01/38	181,331	192,920
	5.500% 04/01/39	244,863	260,512

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 07/01/31	9,890	10,889
	6.000% 04/01/36	17,258	18,640
	6.500% 12/01/31	1,201	1,342
	6.500% 05/01/33	2,466	2,756
	6.500% 08/01/37	76,741	83,829
	7.000% 07/01/31	8,289	9,415
	7.000% 07/01/32	2,603	2,954
	7.000% 07/01/37	44,847	50,003
	7.500% 09/01/15	4,887	5,323
	7.500% 02/01/30	5,243	5,987
	7.500% 08/01/31	19,389	22,150
	8.000% 04/01/30	741	748
	8.000% 05/01/30	3,606	4,179
Government National Mortgage Association
	3.625% 07/20/25 (10/01/10) (d)(e)	12,413	12,836
	6.000% 03/15/29	1,544	1,694
	6.500% 05/15/13	10,335	11,221
	6.500% 05/15/24	13,214	14,712
	6.500% 04/15/29	17,836	20,037
	6.500% 05/15/29	8,032	9,023
	7.000% 11/15/13	1,097	1,165
	7.000% 06/15/31	3,426	3,916
	7.000% 06/15/32	599	685
	8.000% 03/15/26	74,365	87,443
	9.000% 12/15/17	1,506	1,669
	Total Mortgage-Backed Securities (cost of $11,429,730)		11,700,319

Government & Agency Obligations — 8.7%
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Petroleos Mexicanos
	5.500% 01/21/21 (c)	125,000	133,125
Province of Ontario
	5.450% 04/27/16	250,000	295,075
Province of Quebec
	4.625% 05/14/18	250,000	284,774
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			712,974
U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Mortgage Corp.
	3.125% 10/25/10 (h)	40,000	40,078
	5.500% 08/23/17	645,000	779,269

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
	6.750% 03/15/31	20,000	27,982
U.S. GOVERNMENT AGENCIES TOTAL			847,329
U.S. GOVERNMENT OBLIGATIONS — 7.4%
U.S. Treasury Bill
	0.875% 04/30/11	330,000	331,250
U.S. Treasury Bond
	5.375% 02/15/31	2,088,000	2,688,300
U.S. Treasury Inflation Indexed Bonds
	2.125% 02/15/40	40,346	45,084
	2.375% 01/15/25	271,794	312,542
	3.875% 04/15/29	198,923	276,627
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/15	211,222	225,727
	1.875% 07/15/13	136,505	145,079
	2.000% 01/15/14	147,484	158,176
	2.000% 01/15/16	148,285	162,512
	2.125% 01/15/19	157,390	177,187
	2.625% 07/15/17	120,966	139,470
	3.000% 07/15/12	915,445	972,088
U.S. Treasury Notes
	1.375% 10/15/12	2,140,000	2,180,125
	2.375% 10/31/14	800,000	844,375
U.S. GOVERNMENT OBLIGATIONS TOTAL			8,658,542
	Total Government & Agency Obligations (cost of $9,631,634)		10,218,845

Commercial Mortgage-Backed Securities — 5.1%
Bear Stearns Commercial Mortgage Securities
	5.623% 03/11/39 (10/01/10) (d)(e)	700,000	763,470
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	250,000	266,254
Greenwich Capital Commercial Funding Corp.
	5.190% 04/10/37 (10/01/10) (d)(e)	200,000	215,576
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	148,567	154,843
	4.659% 07/15/42	130,180	137,116
	4.824% 10/15/42 (10/01/10) (d)(e)	202,074	213,544
	5.201% 08/12/37 (10/01/10) (d)(e)	234,021	247,367
	5.440% 06/12/47	580,000	607,949
	5.447% 06/12/47	358,000	383,558

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.506% 12/12/44 (10/01/10) (d)(e)	355,507	382,103
LB-UBS Commercial Mortgage Trust
	5.007% 04/15/30	185,891	196,783
	6.510% 12/15/26	166,238	166,470
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	78,759
	5.325% 12/15/43	450,000	493,504
	5.380% 04/15/49	159,430	163,793
	5.558% 03/12/44 (10/01/10) (d)(e)	1,200,000	1,311,429
Morgan Stanley Dean Witter Capital I
	4.390% 09/15/37 (10/01/10) (d)(e)	160,561	162,559
	Total Commercial Mortgage-Backed Securities (cost of $5,433,751)		5,945,077
Collateralized Mortgage Obligations — 1.3%
AGENCY — 1.0%
Federal Home Loan Mortgage Corp. REMICS
	4.000% 09/15/15	16,109	16,167
	4.500% 03/15/21	165,563	171,106
	4.500% 05/15/39	268,783	288,764
	5.500% 01/15/31	143,972	152,399
Federal National Mortgage Association REMICS
	4.500% 10/25/39	196,622	201,758
	5.000% 12/25/15	21,711	21,709
	5.000% 12/25/16	150,000	154,040
Government National Mortgage Association
	4.000% 05/16/39	113,657	116,543
	4.500% 01/16/31	85,277	91,172
AGENCY TOTAL			1,213,658
NON - AGENCY — 0.3%
American Mortgage Trust
	8.445% 09/27/22 (10/01/10) (d)(e)(i)	5,454	3,307
Countrywide Alternative Loan Trust
	5.500% 10/25/35	341,913	294,842

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	71,155	66,759
NON-AGENCY TOTAL			364,908
	Total Collateralized Mortgage Obligations (cost of $1,625,881)		1,578,566
Asset-Backed Securities — 0.8%
Franklin Auto Trust
	5.360% 05/20/16	632,000	647,499
Green Tree Financial Corp.
	6.870% 01/15/29	57,452	60,234
Harley-Davidson Motorcycle Trust
	5.350% 03/15/13	202,441	205,674
	Total Asset-Backed Securities (cost of $889,703)		913,407

	Shares
Convertible Preferred Stocks — 0.4%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Apache Corp., 6.000%	2,209	128,122
Oil, Gas & Consumable Fuels Total		128,122
ENERGY TOTAL		128,122
FINANCIALS — 0.2%
Commercial Banks — 0.1%
Fifth Third Bancorp., 8.500%	500	64,062
Commercial Banks Total		64,062
Diversified Financial Services — 0.1%
Citigroup, Inc., 7.500%	1,153	136,642
Diversified Financial Services Total		136,642
FINANCIALS TOTAL		200,704
INDUSTRIALS — 0.1%
Automobiles — 0.1%
Ford Motor Co. Capital Trust II, 6.500%	3,500	167,685
Automobiles Total		167,685
INDUSTRIALS TOTAL		167,685
Total Convertible Preferred Stocks (cost of $474,103)		496,511

	Par ($)	Value ($)
Convertible Bonds — 0.1%
CONSUMER CYCLICAL — 0.0%
Auto Manufacturers — 0.0%
Navistar International Corp.
3.000% 10/15/14	40,000	44,950
Auto Manufacturers Total		44,950
CONSUMER CYCLICAL TOTAL		44,950
ENERGY — 0.0%
Energy Equipment & Services — 0.0%
Cameron International Corp.
2.500% 06/15/26	7,000	9,039
Energy Equipment & Services Total		9,039
ENERGY TOTAL		9,039
TECHNOLOGY — 0.1%
Computers & Peripherals — 0.1%
EMC Corp.
1.750% 12/01/13	80,000	110,100
Computers & Peripherals Total		110,100
TECHNOLOGY TOTAL		110,100
Total Convertible Bonds (cost of $157,068)		164,089

	Shares
Investment Company — 0.0%
iShares Russell 2000 Value Index Fund	80	4,952
Total Investment Company (cost of $4,723)		4,952

	Par ($)
Short-Term Obligation — 3.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/14, market value $4,481,431 (repurchase proceeds $4,380,028)	4,380,000	4,380,000
Total Short-Term Obligation (cost of $4,380,000)		4,380,000
Total Investments — 100.0% (cost of $106,266,723)(j)(k)		117,276,102
Other Assets & Liabilities, Net — 0.0%		23,593
Net Assets — 100.0%		117,299,695

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices in (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$6,620,393	$1,815,925	$—	$8,436,318
Consumer Staples	4,155,269	1,290,248	—	5,445,517
Energy	7,578,290	621,463	—	8,199,753
Financials	8,759,761	1,697,134	—	10,456,895
Health Care	6,202,279	642,309	—	6,844,588
Industrials	7,056,974	1,848,882	—	8,905,856
Information Technology	10,098,806	801,021	—	10,899,827
Materials	2,791,204	625,097	—	3,416,301
Telecommunication Services	1,129,456	205,518	—	1,334,974
Utilities	2,051,556	—	—	2,051,556
Total Common Stocks	56,443,988	9,547,597	—	65,991,585
Total Corporate Fixed-Income Bonds & Notes	—	15,882,751	—	15,882,751
Total Mortgage-Backed Securities	498,898	11,201,421	—	11,700,319
Government & Agency Obligations
Foreign Government Obligations	—	712,974	—	712,974
U.S. Government Agencies	—	847,329	—	847,329
U.S. Government Obligations	8,658,542	—	—	8,658,542
Total Government & Agency Obligations	8,658,542	1,560,303	—	10,218,845
Total Commercial Mortgage-Backed Securities	—	5,945,077	—	5,945,077
Collateralized Mortgage Obligations
Agency	—	1,213,658	—	1,213,658
Non - Agency	—	361,601	3,307	364,908
Total Collateralized Mortgage Obligations	—	1,575,259	3,307	1,578,566
Total Asset-Backed Securities	—	913,407	—	913,407
Total Convertible Preferred Stocks	432,449	64,062	—	496,511
Total Convertible Bonds	—	164,089	—	164,089
Total Investment Company	4,952	—	—	4,952
Total Short-Term Obligation	—	4,380,000	—	4,380,000
Total Investments	66,038,829	51,233,966	3,307	117,276,102
Unrealized Appreciation on Futures Contracts	78,187	—	—	78,187
Unrealized Depreciation on Futures Contracts	(16,089)	—	—	(16,089)
Total	$66,100,927	$51,233,966	$3,307	$117,338,200

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain collateralized mortgage obligations classified as Level 3 securities are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

The following table reconciles asset balances for the nine month period ended September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of December 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Collateralized Mortgage Obligations

Non-Agency	$3,770	$—	$61	$239	$—	$(763)	$—	$—	$3,307

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $239.

(a)	Non-income producing security.
(b)	Security purchased on a delayed delivery basis.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $3,421,116, which represents 2.9% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.
(e)	Parenthetical date represents the next interest rate reset date for the security.
(f)	Security is guaranteed by the Federal Deposit Insurance Corporation.
(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of this security amounted to $55,312, which represents less than 0.1% of net assets.

(h)	A portion of this security with a market value of $40,078 is pledged as collateral for open futures contracts.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of this security amounted to $3,307, which represents less than 0.1% of net assets.

(j)	Cost for federal income tax purposes is $106,340,018.
(k)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$12,796,566	$(1,860,482)	$10,936,084

	Value,
	beginning of		Sales	Interest	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Merrill Lynch & Co., Inc. 6.050% 08/15/12	$267,808	$—	$267,443	$5,042	$—

*As of May 1, 2010, this company was no longer an affiliate of the fund. The above table reflects activity for the period from January 1, 2010 through April 30, 2010.

At September 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of		Aggregate	Expiration	Unrealized
Equity Risk	Contracts	Value	Face Value	Date	Appreciation

S&P 500 Index Futures	8	$2,273,400	$2,195,213	Dec-2010	$78,187

At September 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type	Number of		Aggregate	Expiration	Unrealized
Interest Rate Risk	Contracts	Value	Face Value	Date	Depreciation
5-Year U.S. Treasury Notes	13	$1,571,273	$1,555,184	Dec-2010	$(16,089)

At September 30, 2010, cash of $392,500 was pledged as collateral for open futures contracts

For the nine months ended September 30, 2010, transactions in written put option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2009	—	$—

Options written	7	1,382

Options terminated in closing purchase transactions	—	—

Options exercised	—	—

Options expired	(7)	(1,382)

Options outstanding at September 30, 2010	—	$—

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Mortgage-Backed Securities — 54.9%
Federal Home Loan Mortgage Corp.
	4.500% 05/01/40 (a)	1,160,815	1,208,529
	4.500% 07/01/40 (a)	589,822	614,066
	5.500% 08/01/17	25,691	27,713
	5.500% 12/01/17	13,912	15,007
	5.576% 08/01/37 (10/01/10) (b)(c)	354,492	376,500
	5.632% 06/01/37 (10/01/10) (b)(c)	291,816	310,898
	5.718% 06/01/36 (10/01/10) (b)(c)	426,759	454,264
	6.000% 04/01/32	10,798	11,867
	6.000% 03/01/38	3,510,004	3,769,680
	7.000% 06/01/16	4,744	5,110
	7.000% 01/01/26	31,047	35,093
	TBA,
	4.500% 10/13/40 (a)	2,000,000	2,079,688
Federal National Mortgage Association
	4.420% 10/01/19	578,414	632,249
	4.430% 10/01/19	1,417,570	1,550,259
	4.500% 06/01/25	1,757,254	1,848,922
	4.500% 09/01/40	750,000	781,883
	4.570% 01/01/20	148,744	164,013
	4.600% 01/01/20	247,984	273,945
	5.000% 11/01/17 (d)	1,696,600	1,810,685
	5.000% 02/01/23	681,514	723,082
	5.000% 04/01/35	965,698	1,023,244
	5.000% 06/01/35	1,923,531	2,038,155
	5.000% 06/01/40 (a)	996,272	1,049,413
	5.000% 08/01/40 (a)	498,798	525,404
	5.030% 05/01/24	455,000	506,092
	5.500% 02/01/33	1,366,753	1,468,487
	5.500% 09/01/35	1,892,512	2,047,808
	5.500% 07/01/36	657,680	705,401
	5.523% 10/01/37 (10/01/10) (b)(c)	119,995	127,311
	6.000% 08/01/22	15,545	16,899
	6.000% 12/01/23	60,802	65,459
	6.000% 02/01/24	44,128	47,670
	6.000% 03/01/24	12,466	13,467
	6.000% 09/01/36	1,021,749	1,110,301
	6.500% 11/01/23	10,539	11,660
	6.500% 01/01/24	15,092	16,675
	6.500% 08/01/25	24,019	26,530
	6.500% 12/01/25	7,883	8,707

1

		Par ($)	Value ($)*
Mortgage-Backed Securities — (continued)
	6.500% 01/01/26	4,087	4,515
	6.500% 08/01/31	2,901	3,243
	6.500% 10/01/37	578,593	633,665
	7.000% 07/01/11	2,824	2,903
	7.000% 03/01/15	3,933	4,208
	7.000% 03/01/29	64,942	73,616
	TBA:
	3.500% 10/18/35 (a)	300,000	309,469
	3.500% 12/16/40 (a)	2,500,000	2,560,155
	4.000% 10/13/40 (a)	1,250,000	1,284,765
	4.500% 10/18/35 (a)	500,000	525,781
	4.500% 10/13/40 (a)	1,500,000	1,561,875
	5.000% 10/13/40 (a)	1,950,000	2,052,375
	5.500% 10/13/40 (a)	500,000	531,485
	6.000% 10/13/40 (a)	500,000	537,109
	6.500% 10/13/40 (a)	700,000	763,218
Government National Mortgage Association
	3.625% 07/20/22 (10/01/10) (b)(c)	13,699	14,165
	3.625% 07/20/25 (10/01/10) (b)(c)	24,827	25,672
	4.000% 10/20/10 (a)	1,000,000	1,033,750
	6.000% 03/15/29	40,012	43,907
	6.500% 10/15/13	3,943	4,281
	I.O.:
	6.343% 08/20/32 (10/20/10) (b)(c)	547,379	51,921
	6.343% 01/16/34 (10/16/10) (b)(c)	375,216	51,038
	7.393% 12/16/25 (10/16/10) (b)(c)	718,260	138,564

	Total Mortgage-Backed Securities (cost of $39,343,893)		39,713,816

Government & Agency Obligations — 38.7%
U.S. GOVERNMENT AGENCIES — 7.2%
Federal Home Loan Banks
	2.250% 04/13/12 (e)	3,000,000	3,082,053
Federal Home Loan Mortgage Corp.
	4.875% 06/13/18 (e)	865,000	1,016,242
Federal National Mortgage Association
	2.500% 05/15/14 (e)	1,095,000	1,149,124
U.S. GOVERNMENT AGENCIES TOTAL			5,247,419
U.S. GOVERNMENT OBLIGATIONS — 31.5%
U.S. Treasury Bonds
	3.500% 05/15/20	1,000,000	1,085,470
	4.250% 05/15/39 (e)	25,000	27,484

2

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	4.500% 02/15/36 (e)	1,724,000	1,982,331
	6.875% 08/15/25 (e)	1,037,000	1,506,566
U.S. Treasury Notes
	0.875% 03/31/11	3,370,000	3,381,057
	0.875% 05/31/11 (e)	4,262,000	4,280,646
	1.750% 07/31/15 (e)	60,000	61,444
	2.125% 05/31/15 (e)	1,500,000	1,563,870
	2.625% 04/30/16	1,074,000	1,139,195
	2.625% 08/15/20 (e)	1,590,000	1,604,906
	2.750% 02/15/19 (e)	174,000	180,512
	3.125% 09/30/13	5,035,000	5,404,760
	3.625% 02/15/20 (e)	500,000	548,399
U.S. GOVERNMENT OBLIGATIONS TOTAL			22,766,640

	Total Government & Agency Obligations (cost of $26,986,724)		28,014,059

Collateralized Mortgage Obligations — 13.2%
AGENCY — 2.3%
Federal Home Loan Mortgage Corp.
	I.O.:
	6.463% 05/15/35 (10/15/10) (b)(c)	960,318	165,079
	7.118% 12/15/32 (10/15/10) (b)(c)	2,890,871	520,525
Federal National Mortgage Association
	2.520% 06/25/20	321,439	330,438
	9.250% 03/25/18	16,606	18,881
	I.O.:
	5.744% 06/25/33 (10/25/10) (b)(c)	1,272,426	126,416
	5.744% 05/25/34 (10/25/10) (b)(c)	1,274,543	161,064
	5.994% 11/25/39 (10/25/10) (b)(c)	291,288	38,570
	6.444% 07/25/35 (10/25/10) (b)(c)	639,692	99,426
	6.894% 07/25/36 (10/25/10) (b)(c)	719,300	119,844
	7.344% 01/25/33 (10/25/10) (b)(c)	834,549	113,473
AGENCY TOTAL			1,693,716
NON - AGENCY — 10.9%
American Home Mortgage Assets
	0.356% 08/25/37 (10/25/10) (b)(c)	205,584	205,724
American Mortgage Trust
	8.445% 09/27/22 (f)	2,060	1,249
ASG Resecuritization Trust
	3.500% 07/28/37 (g)	747,822	749,691
BCAP LLC Trust
	4.000% 07/26/37 (10/01/10) (b)(c)	709,495	711,624
	5.250% 04/26/37 (10/01/10) (b)(c)	278,616	285,117

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Citigroup Mortgage Loan Trust, Inc.
	0.336% 01/25/37 (10/25/10) (b)(c)	1,044,302	1,012,973
	4.750% 05/25/35	638,190	634,999
Comfed Savings Bank
	7.209% 01/25/18 (10/01/10) (b)(c)(f)	8,403	420
Credit Suisse Mortgage Capital Certificates
	5.000% 02/27/37 (10/01/10) (b)(c)(g)	450,608	453,297
	5.000% 04/27/37 (10/01/10) (b)(c)(g)	252,001	253,831
	5.250% 10/27/36 (10/01/10) (b)(c)(g)	105,645	105,435
GSMPS Mortgage Loan Trust
	7.750% 09/19/27 (b)(g)	286,319	288,734
GSR Mortgage Loan Trust
	4.708% 05/25/34 (10/01/10) (b)(c)	398,631	399,034
Morgan Stanley Reremic Trust
	5.972% 03/26/36 (10/01/10) (b)(c)(g)	464,122	473,405
RBSSP Resecuritization Trust
	0.519% 02/26/46 (10/25/10) (b)(c)(g)	451,699	418,951
	5.500% 10/26/35 (g)	408,665	416,200
Wells Fargo Mortgage Backed Securities Trust
	4.741% 06/25/34 (10/01/10) (b)(c)	550,076	565,719
	4.768% 07/25/34 (10/01/10) (b)(c)	495,000	505,069
	4.860% 09/25/34 (10/01/10) (b)(c)	374,556	385,648
NON-AGENCY TOTAL			7,867,120

	Total Collateralized Mortgage Obligations (cost of $9,400,664)		9,560,836

Commercial Mortgage-Backed Securities — 4.3%
Bear Stearns Commercial Mortgage Securities
	4.933% 02/13/42 (10/01/10) (b)(c)	180,000	195,117
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	110,000	117,246
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	465,000	495,233
GMAC Commercial Mortgage Securities, Inc.
	5.659% 05/10/40 (10/01/10) (b)(c)	105,000	115,256
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	115,000	121,855
	5.124% 11/15/32 (10/11/10) (b)(c)	100,000	109,118

4

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Capital I
	4.970% 12/15/41	365,000	393,797
	5.150% 06/13/41	365,000	394,324
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	140,000	148,154
	4.920% 03/12/35	355,000	379,160
	5.080% 09/15/37	385,000	407,871
	5.980% 01/15/39	174,141	184,228
Structured Asset Securities Corp.
	I.O.,
	2.102% 02/25/28 (10/01/10) (b)(c)	424,144	24
Wachovia Bank Commercial Mortgage Trust
	5.374% 10/15/44 (b)	35,000	38,588
	5.726% 06/15/45	12,011	12,002

	Total Commercial Mortgage-Backed Securities (cost of $2,902,442)		3,111,973

Asset-Backed Securities — 2.6%
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	50,461	52,927
GSAMP Trust
	0.366% 06/25/36 (10/25/10) (b)(c)	22,706	22,631
Mid-State Trust
	7.340% 07/01/35	544,367	569,033
Morgan Stanley ABS Capital I
	0.746% 07/25/35 (10/25/10) (b)(c)	358,654	355,177
Novastar Home Equity Loan
	0.366% 06/25/36 (10/25/10) (b)(c)	252,939	251,651
Sierra Receivables Funding Co.
	3.840% 11/20/25 (g)	273,284	276,138
Triad Auto Receivables Owner Trust
	5.310% 05/13/13	324,063	331,047

	Total Asset-Backed Securities (cost of $1,839,388)		1,858,604

5

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — 0.4%
CONSUMER CYCLICAL — 0.3%
Retail — 0.3%
CVS Pass-Through Trust
8.353% 07/10/31 (g)	191,168	236,925
Retail Total		236,925
CONSUMER CYCLICAL TOTAL		236,925
FINANCIALS — 0.1%
Banks — 0.1%
USB Capital IX
6.189% 10/29/49 (04/15/42) (b)(c)	80,000	62,800
Banks Total		62,800
FINANCIALS TOTAL		62,800

Total Corporate Fixed-Income Bonds & Notes (cost of $257,432)		299,725

	Shares
Securities Lending Collateral — 20.7%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.373%) (h)	15,005,281	15,005,281

Total Securities Lending Collateral (cost of $15,005,281)		15,005,281

	Par ($)
Short-Term Obligation — 7.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/15/14, market value $5,208,581 (repurchase proceeds $5,103,033)	5,103,000	5,103,000

Total Short-Term Obligation (cost of $5,103,000)		5,103,000

Total Investments — 141.9% (cost of $100,838,824)(i)(j)		102,667,294

Obligation to Return Collateral for Securities Loaned — (20.7)%		(15,005,281)

Other Assets & Liabilities, Net — (21.2)%		(15,281,818)

Net Assets — 100.0%		72,380,195

Securities Sold Short — (4.6)%
MORTGAGE - BACKED SECURITIES — (4.6)%
Federal Home Loan Mortgage Corp.
TBA,
6.000% 10/13/40	(1,250,000)	(1,340,039)

6

		Par ($)	Value ($)
Securities Sold Short — (continued)
MORTGAGE - BACKED SECURITIES — (continued)
Federal National Mortgage Association
	TBA:
	5.000% 10/18/35	(600,000)	(636,235)
	5.500% 10/13/40	(1,000,000)	(1,334,336)

	Total Securities Sold Short (proceeds of $3,311,629)		(3,310,610)

7

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported at value in the Statement of Asset and Liabilities. The Fund will realize a gain if the security declines in value, and will realize a loss if the security appreciates in value. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$12,205,920	$27,507,896	$—	$39,713,816
Government & Agency Obligations
U.S. Government Agencies	—	5,247,419	—	5,247,419
U.S. Government Obligations	22,766,640	—	—	22,766,640
Total Government & Agency Obligations	22,766,640	5,247,419	—	28,014,059
Collateralized Mortgage Obligations
Agency	—	1,693,716	—	1,693,716
Non - Agency	—	7,865,451	1,669	7,867,120
Total Collateralized Mortgage Obligations	—	9,559,167	1,669	9,560,836
Total Commercial Mortgage-Backed Securities	—	3,111,973	—	3,111,973
Total Asset-Backed Securities	—	1,858,604	—	1,858,604
Total Corporate Fixed-Income Bonds & Notes	—	299,725	—	299,725
Total Securities Lending Collateral	15,005,281	—	—	15,005,281
Total Short-Term Obligations	—	5,103,000	—	5,103,000
Total Investments	49,977,841	52,687,784	1,669	102,667,294
Total Securities Sold Short	(3,310,610)	—	—	(3,310,610)
Unrealized Appreciation on Futures Contracts	37,742	—	—	37,742
Unrealized Depreciation on Futures Contracts	(4,970)	—	—	(4,970)
Total	$46,700,003	$52,687,784	$1,669	$99,389,456

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain collateralized mortgage obligations are valued using a market approach. To determine fair value for these securities, management considered estimates of the securities cash flow and loan performance data.  Management also took into account available market data, including observed yields on securities management deemed comparable.

There were no significant transfers between Level 1 and 2 during the period.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The following table reconciles asset balances for the nine month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of December 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Collateralized Mortgage Obligations
Health Care	$1,880	$—	$57	$732	$—	$(1,000)	$—	$—	$1,669

9

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30 2010, which were valued using significant unobservable inputs (Level 3) amounted to $732.

(a)	Security purchased on a delayed delivery basis.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.
(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)	A portion of this security is held as collateral for open futures contracts. At September 30, 2010, the total market value of the security pledged amounted to $680,901.
(e)	All or a portion of this security was on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 is $14,729,559.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $1,669, which represents less than 0.1% of net assets.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, amounted to $3,672,607, which represents 5.1% of net assets.

(h)	Investment made with cash collateral received from securities lending activity.
(i)	Cost for federal income tax purposes is $100,838,824.
(j)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$2,099,122	$(270,652)	$1,828,470

At September 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
30-Year U.S. Treasury Bonds	40	$668,594	$665,443	Dec-2010	$3,151
5-Year U.S. Treasury Notes	5	4,834,687	4,800,096	Dec-2010	34,591
					$37,742

At September 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	20	$2,520,938	$2,515,968	Dec- 2010	$(4,970)

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

10

INVESTMENT PORTFOLIO

September 30, 2010 (Unaudited)	Columbia International Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.3%
CONSUMER DISCRETIONARY — 10.0%
Auto Components — 0.3%
Exedy Corp.	2,100	63,219
Auto Components Total		63,219
Automobiles — 1.3%
Nissan Motor Co., Ltd.	31,600	276,775
Automobiles Total		276,775
Hotels, Restaurants & Leisure — 0.5%
OPAP SA	7,204	113,717
Hotels, Restaurants & Leisure Total		113,717
Household Durables — 2.8%
Arnest One Corp.	14,400	158,714
Forbo Holding AG, Registered Shares	125	68,708
Foster Electric Co., Ltd.	8,100	205,350
SEB SA	2,202	189,144
Household Durables Total		621,916
Leisure Equipment & Products — 0.4%
Altek Corp.	58,151	86,541
Leisure Equipment & Products Total		86,541
Specialty Retail — 2.3%
EDION Corp.	11,600	85,188
Game Group PLC	114,600	118,894
USS Co., Ltd.	2,650	198,069
Yamada Denki Co., Ltd.	1,860	115,428
Specialty Retail Total		517,579
Textiles, Apparel & Luxury Goods — 2.4%
Adidas AG	3,579	221,828
LG Fashion Corp.	6,520	194,789
Youngone Corp.	12,660	109,143
Textiles, Apparel & Luxury Goods Total		525,760
CONSUMER DISCRETIONARY TOTAL		2,205,507
CONSUMER STAPLES — 8.9%
Beverages — 1.1%
Carlsberg A/S, Class B	2,437	253,936
Cott Corp. (a)	24	188
Beverages Total		254,124
Food & Staples Retailing — 2.8%
George Weston Ltd.	1,900	145,792
Koninklijke Ahold NV	17,549	236,663
Seven & I Holdings Co., Ltd.	9,800	230,022
Food & Staples Retailing Total		612,477

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 3.5%
Balrampur Chini Mills Ltd.	54,861	113,605
China Milk Products Group Ltd. (a)(b)	342,000	18,204
Marine Harvest ASA	248,077	216,620
Nestle SA, Registered Shares	4,433	236,262
Parmalat SpA	73,860	189,735
Food Products Total		774,426
Household Products — 1.5%
Henkel AG & Co., KGaA	4,314	232,040
Mcbride PLC	30,338	88,286
Household Products Total		320,326
CONSUMER STAPLES TOTAL		1,961,353
ENERGY — 8.4%
Energy Equipment & Services — 2.6%
Core Laboratories N.V.	1,334	117,445
Noble Corp.	5,214	176,181
Shinko Plantech Co., Ltd.	18,700	169,816
Tecnicas Reunidas SA	1,945	103,590
Energy Equipment & Services Total		567,032
Oil, Gas & Consumable Fuels — 5.8%
AWE Ltd. (a)	106,455	159,493
BP PLC	40,834	279,158
Japan Petroleum Exploration Co.	3,700	139,649
Rosneft Oil Co., GDR (a)	15,298	102,286
Royal Dutch Shell PLC, Class B	7,945	231,936
Total SA	4,610	237,781
Yanzhou Coal Mining Co., Ltd., Class H	48,000	117,070
Oil, Gas & Consumable Fuels Total		1,267,373
ENERGY TOTAL		1,834,405
FINANCIALS — 23.1%
Capital Markets — 3.0%
Credit Suisse Group AG, Registered Shares	3,196	136,878
Deutsche Bank AG, Registered Shares	2,759	150,788
ICAP PLC	19,080	129,576
Intermediate Capital Group PLC	36,132	169,962
Tokai Tokyo Financial Holdings, Inc.	26,000	85,661
Capital Markets Total		672,865

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 10.6%
Australia & New Zealand Banking Group Ltd.	13,939	319,048
Banco Bilbao Vizcaya Argentaria SA	19,378	262,428
Banco Santander SA	32,068	406,292
Bank of China Ltd., Class H	241,000	126,790
BNP Paribas	4,049	289,347
Governor & Co. of the Bank of Ireland (a)	142,388	120,931
HSBC Holdings PLC	24,119	244,254
National Bank of Greece SA (a)	9,152	89,063
Sumitomo Mitsui Financial Group, Inc.	9,100	265,541
Svenska Handelsbanken AB, Class A	6,072	199,260
Commercial Banks Total		2,322,954
Diversified Financial Services — 1.0%
ING Groep NV (a)	21,091	217,820
Diversified Financial Services Total		217,820
Insurance — 5.0%
Allianz SE, Registered Shares	1,368	154,435
Axis Capital Holdings Ltd.	5,205	171,453
Brit Insurance Holdings NV (a)	10,832	174,509
Sampo OYJ, Class A	9,222	249,273
XL Group PLC (c)	5,003	108,365
Zurich Financial Services AG, Registered Shares	1,061	248,863
Insurance Total		1,106,898
Real Estate Investment Trusts (REITs) — 1.0%
Japan Retail Fund Investment Corp.	157	221,254
Real Estate Investment Trusts (REITs) Total		221,254
Real Estate Management & Development — 2.5%
Hongkong Land Holdings Ltd.	31,000	192,680
Huaku Development Co., Ltd.	79,590	219,628
Swire Pacific Ltd., Class A	9,500	130,544
Real Estate Management & Development Total		542,852
FINANCIALS TOTAL		5,084,643
HEALTH CARE — 8.6%
Biotechnology — 0.6%
Amgen, Inc. (a)	2,343	129,122
Biotechnology Total		129,122
Health Care Providers & Services — 1.0%
Miraca Holdings, Inc.	6,300	223,012
Health Care Providers & Services Total		223,012

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 7.0%
AstraZeneca PLC, ADR	6,999	354,849
GlaxoSmithKline PLC	10,592	208,965
Novartis AG, Registered Shares	2,369	136,511
Roche Holding AG, Genusschein Shares	2,386	325,785
Sanofi-Aventis SA	5,394	359,950
Santen Pharmaceutical Co., Ltd.	4,400	152,461
Pharmaceuticals Total		1,538,521
HEALTH CARE TOTAL		1,890,655
INDUSTRIALS — 11.8%
Aerospace & Defense — 1.7%
BAE Systems PLC	43,560	234,478
MTU Aero Engines Holding AG	2,485	142,125
Aerospace & Defense Total		376,603
Airlines — 0.6%
Turk Hava Yollari A.O. (a)	32,317	131,668
Airlines Total		131,668
Commercial Services & Supplies — 0.7%
Aeon Delight Co., Ltd.	8,400	157,377
Commercial Services & Supplies Total		157,377
Construction & Engineering — 1.5%
CTCI Corp.	141,000	154,944
Maire Tecnimont SpA	44,401	176,932
Construction & Engineering Total		331,876
Electrical Equipment — 1.9%
Mitsubishi Electric Corp.	23,000	198,380
Schneider Electric SA	1,644	208,885
Electrical Equipment Total		407,265
Industrial Conglomerates — 1.8%
DCC PLC	6,024	172,515
Tyco International Ltd.	6,141	225,559
Industrial Conglomerates Total		398,074
Machinery — 0.6%
Demag Cranes AG (a)	3,419	131,158
Machinery Total		131,158
Professional Services — 0.9%
Atkins WS PLC	16,106	186,363
Professional Services Total		186,363

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 2.1%
ITOCHU Corp.	18,800	172,510
Kloeckner & Co., SE (a)	5,677	127,775
Mitsui & Co., Ltd.	11,400	169,619
Trading Companies & Distributors Total		469,904
INDUSTRIALS TOTAL		2,590,288
INFORMATION TECHNOLOGY — 5.4%
Electronic Equipment, Instruments & Components — 2.3%
FUJIFILM Holdings Corp.	5,600	185,971
Halma PLC	29,227	145,504
Murata Manufacturing Co., Ltd.	3,300	173,968
Electronic Equipment, Instruments & Components Total		505,443
Semiconductors & Semiconductor Equipment — 1.6%
Macronix International	186,000	115,617
MediaTek, Inc.	9,017	126,798
Samsung Electronics Co., Ltd.	148	100,855
Semiconductors & Semiconductor Equipment Total		343,270
Software — 1.5%
Autonomy Corp. PLC (a)	6,449	183,817
Nintendo Co., Ltd.	600	149,949
Software Total		333,766
INFORMATION TECHNOLOGY TOTAL		1,182,479
MATERIALS — 10.7%
Chemicals — 3.2%
BASF SE	5,893	372,317
Clariant AG, Registered Shares (a)	14,329	210,182
Hitachi Chemical Co., Ltd.	6,800	127,205
Chemicals Total		709,704
Construction Materials — 0.4%
Ciments Francais SA	967	86,274
Construction Materials Total		86,274
Metals & Mining — 6.2%
Aurubis AG	3,509	167,470
BHP Billiton PLC	12,247	391,044
Centerra Gold, Inc.	8,381	135,217
Eastern Platinum Ltd. (a)	93,200	128,627
First Quantum Minerals Ltd.	1,361	103,507
Freeport-McMoRan Copper & Gold, Inc.	1,273	108,701

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
OneSteel Ltd.	40,983	116,070
Teck Resources Ltd., Class B	2,358	97,055
Thompson Creek Metals Co., Inc. (a)	11,300	121,797
Metals & Mining Total		1,369,488
Paper & Forest Products — 0.9%
Svenska Cellulosa AB, Class B	12,896	196,441
Paper & Forest Products Total		196,441
MATERIALS TOTAL		2,361,907
TELECOMMUNICATION SERVICES — 6.9%
Diversified Telecommunication Services — 2.9%
Bezeq Israeli Telecommunication Corp., Ltd.	60,972	152,223
Tele2 AB, Class B	11,150	234,200
Telefonica SA	4,457	110,569
Telenor ASA	8,945	140,234
Diversified Telecommunication Services Total		637,226
Wireless Telecommunication Services — 4.0%
Advanced Info Service PCL, Foreign Registered Shares	29,700	92,966
Freenet AG	19,376	227,836
NTT DoCoMo, Inc.	66	110,226
Softbank Corp.	7,700	252,328
Vivo Participacoes SA, ADR	3,878	105,365
Vodafone Group PLC	36,902	91,350
Wireless Telecommunication Services Total		880,071
TELECOMMUNICATION SERVICES TOTAL		1,517,297
UTILITIES — 5.5%
Electric Utilities — 1.7%
Enel SpA	24,868	132,753
Fortum Oyj	9,519	249,336
Electric Utilities Total		382,089
Gas Utilities — 0.5%
PT Perusahaan Gas Negara Tbk	264,500	114,332
Gas Utilities Total		114,332
Independent Power Producers & Energy Traders — 1.3%
International Power PLC	46,245	282,203
Independent Power Producers & Energy Traders Total		282,203
Multi-Utilities — 2.0%
AGL Energy Ltd.	13,112	204,932

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
RWE AG	3,464	233,663
Multi-Utilities Total		438,595
UTILITIES TOTAL		1,217,219

Total Common Stocks (cost of $19,737,630)		21,845,753

	Contracts
Purchased Call Options — 0.1%
CBOE SPX Volatility Index Strike Price: $30.00 Expiration: 12/22/10	78	28,080

Total Purchased Call Options (cost of $21,294)		28,080

	Shares
Investment Company — 0.9%
iShares MSCI EAFE Index Fund	3,530	193,868

Total Investment Company (cost of $180,738)		193,868

	Par ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $107,750 (repurchase proceeds $102,001)	102,000	102,000

Total Short-Term Obligation (cost of $102,000)		102,000

Total Investments — 100.8% (cost of $20,041,662) (d)(e)		22,169,701

Other Assets & Liabilities, Net — (0.8)%		(183,114)

Net Assets — 100.0%		21,986,587

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Purchased options are valued at the last reported sales price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$2,205,507	$—	$2,205,507
Consumer Staples	145,980	1,797,169	18,204	1,961,353
Energy	395,912	1,438,493	—	1,834,405
Financials	472,498	4,612,145	—	5,084,643
Health Care	483,971	1,406,684	—	1,890,655
Industrials	225,559	2,364,729	—	2,590,288
Information Technology	—	1,182,479	—	1,182,479
Materials	694,904	1,667,003	—	2,361,907
Telecommunication Services	105,365	1,411,932	—	1,517,297
Utilities	—	1,217,219	—	1,217,219
Total Common Stocks	2,524,189	19,303,360	18,204	21,845,753
Total Purchased Call Options	28,080	—	—	28,080
Total Investment Company	193,868	—	—	193,868
Total Short-Term Obligation	—	102,000	—	102,000
Total Investments	2,746,137	19,405,360	18,204	22,169,701
Total Written Call Option Contracts	(11,090)	—	—	(11,090)
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	123,223	—	123,223
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(61,139)	—	(61,139)
Total	$2,735,047	$19,467,444	$18,204	$22,220,695

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

9

The following table reconciles asset balances for the nine month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Common Stocks
Consumer Staples	$—	$(4,774)	$(58,861)	$—	$(1,897)	$83,736	$—	$18,204

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $58,861.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$18,204	$18,204	$—

Financial assets were transferred from Level 2 to Level 3 due to the suspension of the security from trading. As a result, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of this security amounted to $18,204, which represents 0.1% of net assets.

(c)	All or a portion of this security is pledged as collateral for written option contracts.
(d)	Cost for federal income tax purposes is $20,041,662.
(e)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$3,775,917	$(1,647,878)	$2,128,039

At September 30, 2010, the Fund held the following written call option contracts:

Equity Risk

  Written Call Options

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
CBOE SPX Volatility Index	$42.5	78	12/22/10	$5,772	$(10,140)
XL Group PLC	23.0	50	10/16/10	751	(950)
Total written call options: (proceeds $6,523)					$(11,090)

10

For the nine months ended September 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2009	38	$1,463
Options written	1,264	39,306
Options terminated in closing purchase transactions	(373)	(19,403)
Options exercised	(289)	(1,176)
Options expired	(512)	(13,667)
Options outstanding at September 30, 2010	128	$6,523

Forward foreign currency exchange contracts outstanding on September 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	AUD	$1,063,329	$983,920	11/18/10	$79,409
UBS AG	CAD	109,708	110,255	11/18/10	(547)
UBS AG	CHF	390,945	373,225	11/18/10	17,720
UBS AG	EUR	152,632	146,722	11/18/10	5,910
UBS AG	GBP	1,133,823	1,129,280	11/18/10	4,543
UBS AG	JPY	435,444	427,706	11/18/10	7,738
UBS AG	SGD	294,253	286,529	11/18/10	7,724
					$122,497

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	AUD	$86,528	$79,281	11/18/10	$(7,247)
UBS AG	CAD	758,246	755,692	11/18/10	(2,554)
UBS AG	DKK	129,850	121,964	11/18/10	(7,886)
UBS AG	EUR	85,855	80,139	11/18/10	(5,716)
UBS AG	JPY	109,748	109,927	11/18/10	179
UBS AG	KRW	379,795	368,067	11/18/10	(11,728)
UBS AG	NOK	172,008	164,104	11/18/10	(7,904)
UBS AG	SEK	66,979	61,430	11/18/10	(5,549)
UBS AG	THB	65,901	65,899	11/18/10	(2)
UBS AG	TWD	645,638	633,632	11/18/10	(12,006)
					$(60,413)

11

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

12

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.9%
CONSUMER DISCRETIONARY — 13.9%
Auto Components — 1.3%
Autoliv, Inc.	10,870	710,137
Auto Components Total		710,137
Automobiles — 0.8%
Ford Motor Co. (a)	35,220	431,093
Automobiles Total		431,093
Hotels, Restaurants & Leisure — 2.4%
Las Vegas Sands Corp. (a)	15,000	522,750
McDonald’s Corp.	4,390	327,099
Starbucks Corp.	18,260	467,091
Hotels, Restaurants & Leisure Total		1,316,940
Internet & Catalog Retail — 1.5%
Amazon.com, Inc. (a)	5,400	848,124
Internet & Catalog Retail Total		848,124
Media — 1.2%
Time Warner Cable, Inc.	2,020	109,060
Viacom, Inc., Class B	14,760	534,164
Media Total		643,224
Multiline Retail — 2.5%
Kohl’s Corp. (a)	8,480	446,726
Target Corp.	17,450	932,528
Multiline Retail Total		1,379,254
Specialty Retail — 3.6%
Dick’s Sporting Goods, Inc. (a)	8,520	238,901
GameStop Corp., Class A (a)	18,000	354,780
Limited Brands, Inc.	15,850	424,463
Lowe’s Companies, Inc.	10,890	242,738
TJX Companies, Inc.	16,800	749,784
Specialty Retail Total		2,010,666
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. (a)	7,400	330,928
Textiles, Apparel & Luxury Goods Total		330,928
CONSUMER DISCRETIONARY TOTAL		7,670,366
CONSUMER STAPLES — 8.6%
Beverages — 2.4%
Coca-Cola Co.	11,540	675,321
Dr. Pepper Snapple Group, Inc.	3,369	119,667
PepsiCo, Inc.	8,240	547,465
Beverages Total		1,342,453

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.1%
Wal-Mart Stores, Inc.	15,960	854,179
Whole Foods Market, Inc. (a)	7,270	269,790
Food & Staples Retailing Total		1,123,969
Food Products — 1.0%
Hershey Co.	7,880	375,009
Mead Johnson Nutrition Co., Class A	3,000	170,730
Food Products Total		545,739
Personal Products — 1.4%
Avon Products, Inc.	18,270	586,649
Estée Lauder Companies, Inc., Class A	3,090	195,381
Personal Products Total		782,030
Tobacco — 1.7%
Philip Morris International, Inc.	16,830	942,817
Tobacco Total		942,817
CONSUMER STAPLES TOTAL		4,737,008
ENERGY — 8.4%
Energy Equipment & Services — 2.4%
Dresser-Rand Group, Inc. (a)	5,190	191,459
Halliburton Co.	23,817	787,628
Nabors Industries Ltd. (a)	19,800	357,588
Energy Equipment & Services Total		1,336,675
Oil, Gas & Consumable Fuels — 6.0%
Apache Corp.	3,790	370,510
Chevron Corp.	8,230	667,042
Continental Resources, Inc. (a)	7,230	335,183
EOG Resources, Inc.	3,600	334,692
Exxon Mobil Corp.	12,890	796,473
Occidental Petroleum Corp.	6,465	506,210
Peabody Energy Corp.	5,910	289,649
Oil, Gas & Consumable Fuels Total		3,299,759
ENERGY TOTAL		4,636,434
FINANCIALS — 6.1%
Capital Markets — 2.5%
Franklin Resources, Inc.	5,580	596,502
Morgan Stanley	19,730	486,936
T. Rowe Price Group, Inc.	5,950	297,887
Total Capital Markets		1,381,325

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 0.3%
Fifth Third Bancorp.	15,380	185,021
Commercial Banks Total		185,021
Consumer Finance — 1.2%
American Express Co.	16,000	672,480
Consumer Finance Total		672,480
Diversified Financial Services — 1.3%
IntercontinentalExchange, Inc. (a)	6,650	696,388
Diversified Financial Services Total		696,388
Insurance — 0.8%
MetLife, Inc.	11,250	432,563
Insurance Total		432,563
FINANCIALS TOTAL		3,367,777
HEALTH CARE — 11.9%
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	5,340	343,682
Amgen, Inc. (a)	6,900	380,259
Celgene Corp. (a)	12,180	701,690
Dendreon Corp. (a)	4,220	173,780
Biotechnology Total		1,599,411
Health Care Equipment & Supplies — 2.4%
Edwards Lifesciences Corp. (a)	4,770	319,828
St. Jude Medical, Inc. (a)	15,220	598,755
Varian Medical Systems, Inc. (a)	6,480	392,040
Health Care Equipment & Supplies Total		1,310,623
Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	14,020	463,221
Express Scripts, Inc. (a)	10,080	490,896
UnitedHealth Group, Inc.	10,110	354,962
Universal Health Services, Inc., Class B	12,280	477,201
Health Care Providers & Services Total		1,786,280
Life Sciences Tools & Services — 1.1%
Life Technologies Corp. (a)	5,730	267,533
Thermo Fisher Scientific, Inc. (a)	7,560	361,973
Life Sciences Tools & Services Total		629,506
Pharmaceuticals — 2.3%
Allergan, Inc.	10,210	679,271
Medicis Pharmaceutical Corp., Class A	5,520	163,668

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Mylan, Inc. (a)	21,870	411,375
Pharmaceuticals Total		1,254,314
HEALTH CARE TOTAL		6,580,134
INDUSTRIALS — 13.2%
Aerospace & Defense — 3.1%
Goodrich Corp.	7,570	558,136
Precision Castparts Corp.	3,650	464,827
United Technologies Corp.	9,920	706,602
Total Aerospace & Defense		1,729,565
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	10,060	670,901
Air Freight & Logistics Total		670,901
Commercial Services & Supplies — 0.9%
Republic Services, Inc.	15,790	481,437
Commercial Services & Supplies Total		481,437
Industrial Conglomerates — 2.1%
3M Co.	4,970	430,949
General Electric Co.	27,080	440,050
Tyco International Ltd.	7,460	274,006
Industrial Conglomerates Total		1,145,005
Machinery — 5.3%
Cummins, Inc.	6,120	554,350
Deere & Co.	8,030	560,333
Dover Corp.	11,230	586,318
Flowserve Corp.	4,100	448,622
Ingersoll-Rand PLC	10,210	364,599
Parker Hannifin Corp.	6,380	446,983
Machinery Total		2,961,205
Trading Companies & Distributors — 0.6%
W.W. Grainger, Inc.	2,580	307,304
Trading Companies & Distributors Total		307,304
INDUSTRIALS TOTAL		7,295,417
INFORMATION TECHNOLOGY — 32.6%
Communications Equipment — 3.8%
Cisco Systems, Inc. (a)	51,540	1,128,726
QUALCOMM, Inc.	22,140	998,957
Communications Equipment Total		2,127,683
Computers & Peripherals — 8.0%
Apple, Inc. (a)	9,400	2,667,250
EMC Corp. (a)	57,070	1,159,092

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Hewlett-Packard Co.	10,790	453,935
SanDisk Corp. (a)	3,700	135,605
Computers & Peripherals Total		4,415,882
Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	21,130	386,256
Tyco Electronics Ltd.	13,140	383,951
Electronic Equipment, Instruments & Components Total		770,207
Internet Software & Services — 4.0%
Akamai Technologies, Inc. (a)	7,590	380,866
Google, Inc., Class A (a)	3,462	1,820,285
Internet Software & Services Total		2,201,151
IT Services — 4.5%
Cognizant Technology Solutions Corp., Class A (a)	10,910	703,368
International Business Machines Corp.	7,590	1,018,122
Teradata Corp. (a)	10,960	422,618
Visa, Inc., Class A	4,650	345,309
IT Services Total		2,489,417
Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Corp., Class A	8,540	302,231
Netlogic Microsystems, Inc. (a)	11,970	330,133
Texas Instruments, Inc.	18,840	511,317
Varian Semiconductor Equipment Associates, Inc. (a)	7,420	213,548
Semiconductors & Semiconductor Equipment Total		1,357,229
Software — 8.4%
Autodesk, Inc. (a)	18,660	596,560
Intuit, Inc. (a)	12,420	544,120
Microsoft Corp.	32,350	792,251
Nintendo Co., Ltd., ADR	6,739	210,257
Oracle Corp.	53,420	1,434,327
Rovi Corp. (a)	6,950	350,350
Salesforce.com, Inc. (a)	3,420	382,356
SuccessFactors, Inc. (a)	14,170	355,809
Software Total		4,666,030
INFORMATION TECHNOLOGY TOTAL		18,027,599
MATERIALS — 3.2%
Chemicals — 0.3%
CF Industries Holdings, Inc.	1,640	156,620
Chemicals Total		156,620

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.6%
Packaging Corp. of America	15,711	364,024
Containers & Packaging Total		364,024
Metals & Mining — 2.3%
Allegheny Technologies, Inc.	9,750	452,887
Freeport-McMoRan Copper & Gold, Inc.	3,790	323,628
Newmont Mining Corp.	7,780	488,662
Metals & Mining Total		1,265,177
MATERIALS TOTAL		1,785,821
TELECOMMUNICATION SERVICES — 2.0%
Wireless Telecommunication Services — 2.0%
American Tower Corp., Class A (a)	8,400	430,584
Millicom International Cellular SA	3,152	302,434
NII Holdings, Inc. (a)	9,866	405,493
Wireless Telecommunication Services Total		1,138,511
TELECOMMUNICATION SERVICES TOTAL		1,138,511

Total Common Stocks (cost of $49,133,118)		55,239,067

	Par ($)
Short-Term Obligation — 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $549,525 (repurchase proceeds $534,003)	534,000	534,000

Total Short-Term Obligation (cost of $534,000)		534,000

Total Investments — 100.8% (cost of $49,667,118)(b)(c)		55,773,067

Other Assets & Liabilities, Net — (0.8)%		(466,460)

Net Assets — 100.0%		55,306,607

6

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sales price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$55,239,067	$—	$—	$55,239,067
Total Short-Term Obligation	—	534,000	—	534,000
Total Investments	$55,239,067	$534,000	$—	$55,773,067

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

7

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $49,667,118.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,122,029	$(1,016,080)	$6,105,949

Acronym		Name

ADR		American Depositary Receipt

8

INVESTMENT PORTFOLIO

September 30, 2010 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 95.7%
CONSUMER DISCRETIONARY — 8.4%
Auto Components — 0.3%
Dana Holding Corp. (a)	20,300	250,096
Auto Components Total		250,096
Distributors — 1.0%
Genuine Parts Co.	21,600	963,144
Distributors Total		963,144
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	22,200	848,262
McDonald’s Corp.	12,905	961,552
Starwood Hotels & Resorts Worldwide, Inc.	9,124	479,466
Hotels, Restaurants & Leisure Total		2,289,280
Multiline Retail — 2.3%
Nordstrom, Inc.	20,100	747,720
Target Corp.	27,900	1,490,976
Multiline Retail Total		2,238,696
Specialty Retail — 1.4%
Limited Brands, Inc.	23,900	640,042
O’Reilly Automotive, Inc. (a)	13,071	695,377
Specialty Retail Total		1,335,419
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	9,200	737,288
Warnaco Group, Inc. (a)	4,500	230,085
Textiles, Apparel & Luxury Goods Total		967,373
CONSUMER DISCRETIONARY TOTAL		8,044,008
CONSUMER STAPLES — 9.0%
Beverages — 2.6%
Diageo PLC, ADR	21,757	1,501,451
Molson Coors Brewing Co., Class B	20,000	944,400
Beverages Total		2,445,851
Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	15,000	802,800
Food & Staples Retailing Total		802,800
Food Products — 2.9%
General Mills, Inc.	22,300	814,842
H.J. Heinz Co.	22,200	1,051,614
Kraft Foods, Inc., Class A	30,800	950,488
Food Products Total		2,816,944

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.1%
Procter & Gamble Co.	17,800	1,067,466
Household Products Total		1,067,466
Tobacco — 1.6%
Philip Morris International, Inc.	27,516	1,541,446
Tobacco Total		1,541,446
CONSUMER STAPLES TOTAL		8,674,507
ENERGY — 12.5%
Energy Equipment & Services — 2.7%
Cameron International Corp. (a)	24,600	1,056,816
Halliburton Co.	30,448	1,006,915
Nabors Industries Ltd. (a)	28,900	521,934
Energy Equipment & Services Total		2,585,665
Oil, Gas & Consumable Fuels — 9.8%
Alpha Natural Resources, Inc. (a)	2,600	106,990
Anadarko Petroleum Corp.	8,800	502,040
Apache Corp.	12,200	1,192,672
Chevron Corp.	44,200	3,582,410
Murphy Oil Corp.	8,700	538,704
Occidental Petroleum Corp.	29,000	2,270,700
Petroleo Brasileiro SA, ADR	13,555	491,640
Williams Companies, Inc.	35,400	676,494
Oil, Gas & Consumable Fuels Total		9,361,650
ENERGY TOTAL		11,947,315
FINANCIALS — 25.0%
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (a)	1,400	109,214
Goldman Sachs Group, Inc.	11,000	1,590,380
Capital Markets Total		1,699,594
Commercial Banks — 8.1%
BB&T Corp.	11,900	286,552
CIT Group, Inc. (a)	17,700	722,514
Fifth Third Bancorp.	47,300	569,019
Huntington Bancshares, Inc.	34,400	195,048
PNC Financial Services Group, Inc.	23,890	1,240,130
SVB Financial Group (a)	2,300	97,336
U.S. Bancorp	72,446	1,566,283
Wells Fargo & Co.	113,610	2,855,019
Zions Bancorporation	9,800	209,328
Commercial Banks Total		7,741,229

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 1.7%
American Express Co.	39,200	1,647,576
Consumer Finance Total		1,647,576
Diversified Financial Services — 4.7%
Citigroup, Inc. (a)	239,400	933,660
JPMorgan Chase & Co.	92,792	3,532,591
Diversified Financial Services Total		4,466,251
Insurance — 6.5%
ACE Ltd.	31,703	1,846,700
Assured Guaranty Ltd.	4,800	82,128
Axis Capital Holdings Ltd.	24,800	816,912
MetLife, Inc.	28,906	1,111,436
Prudential Financial, Inc.	32,398	1,755,323
XL Group PLC	30,900	669,294
Insurance Total		6,281,793
Real Estate Investment Trusts (REITs) — 2.2%
Equity Residential Property Trust	15,700	746,849
ProLogis	20,000	235,600
Rayonier, Inc.	15,400	771,848
Weyerhaeuser Co.	20,496	323,017
Real Estate Investment Trusts (REITs) Total		2,077,314
FINANCIALS TOTAL		23,913,757
HEALTH CARE — 10.9%
Biotechnology — 0.7%
Amgen, Inc. (a)	13,100	721,941
Biotechnology Total		721,941
Health Care Equipment & Supplies — 0.5%
Zimmer Holdings, Inc. (a)	9,200	481,436
Health Care Equipment & Supplies Total		481,436
Health Care Providers & Services — 2.1%
CIGNA Corp.	4,200	150,276
Humana, Inc. (a)	2,900	145,696
Medco Health Solutions, Inc. (a)	19,600	1,020,376
UnitedHealth Group, Inc.	18,900	663,579
Health Care Providers & Services Total		1,979,927
Life Sciences Tools & Services — 3.2%
Life Technologies Corp. (a)	31,500	1,470,735
Thermo Fisher Scientific, Inc. (a)	34,000	1,627,920
Life Sciences Tools & Services Total		3,098,655
Pharmaceuticals — 4.4%
GlaxoSmithKline PLC, ADR	17,800	703,456

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Merck & Co., Inc.	31,333	1,153,368
Pfizer, Inc.	95,000	1,631,150
Watson Pharmaceuticals, Inc. (a)	16,400	693,884
Pharmaceuticals Total		4,181,858
HEALTH CARE TOTAL		10,463,817
INDUSTRIALS — 12.1%
Aerospace & Defense — 3.2%
General Dynamics Corp.	12,500	785,125
Honeywell International, Inc.	15,400	676,676
United Technologies Corp.	22,630	1,611,935
Aerospace & Defense Total		3,073,736
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	13,100	873,639
Air Freight & Logistics Total		873,639
Construction & Engineering — 1.6%
Fluor Corp.	16,900	837,057
Foster Wheeler AG (a)	26,900	657,974
Construction & Engineering Total		1,495,031
Industrial Conglomerates — 1.9%
3M Co.	11,400	988,494
General Electric Co.	54,027	877,939
Industrial Conglomerates Total		1,866,433
Machinery — 3.5%
ArvinMeritor, Inc. (a)	15,800	245,532
Eaton Corp.	3,000	247,470
Illinois Tool Works, Inc.	21,400	1,006,228
Ingersoll-Rand PLC	31,300	1,117,723
Kennametal, Inc.	10,000	309,300
Navistar International Corp. (a)	9,019	393,589
Machinery Total		3,319,842
Professional Services — 1.0%
Manpower, Inc.	17,850	931,770
Professional Services Total		931,770
INDUSTRIALS TOTAL		11,560,451
INFORMATION TECHNOLOGY — 4.6%
Computers & Peripherals — 1.9%
EMC Corp. (a)	23,100	469,161
Hewlett-Packard Co.	32,100	1,350,447
Computers & Peripherals Total		1,819,608

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 0.5%
Tyco Electronics Ltd.	18,000	525,960
Electronic Equipment, Instruments & Components Total		525,960
IT Services — 1.4%
International Business Machines Corp.	9,800	1,314,572
IT Services Total		1,314,572
Software — 0.8%
Nuance Communications, Inc. (a)	49,100	767,924
Software Total		767,924
INFORMATION TECHNOLOGY TOTAL		4,428,064
MATERIALS — 3.4%
Chemicals — 1.4%
Celanese Corp., Series A	8,600	276,060
Potash Corp. of Saskatchewan, Inc.	7,500	1,080,300
Chemicals Total		1,356,360
Metals & Mining — 1.4%
Allegheny Technologies, Inc.	11,900	552,755
Freeport-McMoRan Copper & Gold, Inc.	3,198	273,077
United States Steel Corp.	11,300	495,392
Metals & Mining Total		1,321,224
Paper & Forest Products — 0.6%
International Paper Co.	25,600	556,800
Paper & Forest Products Total		556,800
MATERIALS TOTAL		3,234,384
TELECOMMUNICATION SERVICES — 2.2%
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	72,984	2,087,342
Diversified Telecommunication Services Total		2,087,342
TELECOMMUNICATION SERVICES TOTAL		2,087,342
UTILITIES — 7.6%
Electric Utilities — 3.6%
American Electric Power Co., Inc.	34,400	1,246,312
NextEra Energy, Inc.	30,700	1,669,773
Northeast Utilities	16,037	474,214
Electric Utilities Total		3,390,299
Multi-Utilities — 4.0%
PG&E Corp.	27,530	1,250,413
Sempra Energy	19,600	1,054,480
Wisconsin Energy Corp.	9,261	535,286

5

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Xcel Energy, Inc.	44,100	1,012,977
Multi-Utilities Total		3,853,156
UTILITIES TOTAL		7,243,455

Total Common Stocks (cost of $77,862,319)		91,597,100

Convertible Preferred Stocks — 2.3%
ENERGY — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Apache Corp., 6.000%	10,235	593,630
Oil, Gas & Consumable Fuels Total		593,630
ENERGY TOTAL		593,630
FINANCIALS — 0.9%
Commercial Banks — 0.3%
Fifth Third Bancorp., 8.500%	2,000	256,250
Commercial Banks Total		256,250
Diversified Financial Services — 0.6%
Citigroup, Inc., 7.500%	5,149	610,208
Diversified Financial Services Total		610,208
FINANCIALS TOTAL		866,458
INDUSTRIALS — 0.8%
Automobiles — 0.8%
Ford Motor Co. Capital Trust II, 6.500%	15,700	752,187
Automobiles Total		752,187
INDUSTRIALS TOTAL		752,187

Total Convertible Preferred Stocks (cost of $2,080,356)		2,212,275

	Par ($)
Convertible Bonds — 0.7%
CONSUMER CYCLICAL — 0.2%
Auto Manufacturers — 0.2%
Navistar International Corp.
3.000% 10/15/14	200,000	224,750
Auto Manufacturers Total		224,750
CONSUMER CYCLICAL TOTAL		224,750
TECHNOLOGY — 0.5%
Computers & Peripherals — 0.5%
EMC Corp.
1.750% 12/01/13	360,000	495,450
Computers & Peripherals Total		495,450
TECHNOLOGY TOTAL		495,450

Total Convertible Bonds (cost of $688,630)		720,200

6

	Par ($)	Value ($)
Short-Term Obligation — 1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $1,136,763 (repurchase proceeds $1,113,007)	1,113,000	1,113,000

Total Short-Term Obligation (cost of $1,113,000)		1,113,000

Total Investments — 99.9% (cost of $81,744,305) (b)(c)		95,642,575

Other Assets & Liabilities, Net — 0.1%		80,381

Net Assets — 100.0%		95,722,956

7

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$91,597,100	$—	$—	$91,597,100
Convertible Preferred Stocks
Energy	593,630	—	—	593,630
Financials	610,208	256,250	—	866,458
Industrials	752,187	—	—	752,187
Total Convertible Preferred Stocks	1,956,025	256,250	—	2,212,275
Total Convertible Bonds	—	720,200	—	720,200
Total Short-Term Obligation	—	1,113,000	—	1,113,000
Total Investments	$93,553,125	$2,089,450	$—	$95,642,575

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through

8

reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $81,744,305.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$15,589,587	$(1,691,317)	$13,898,270

	Acronym	Name

	ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 13.5%
Auto Components — 1.2%
BorgWarner, Inc. (a)	4,000	210,480
Auto Components Total		210,480
Automobiles — 0.9%
Harley-Davidson, Inc.	5,200	147,888
Automobiles Total		147,888
Hotels, Restaurants & Leisure — 2.7%
International Game Technology	6,596	95,312
Royal Caribbean Cruises Ltd. (a)	5,550	174,992
Starwood Hotels & Resorts Worldwide, Inc.	3,600	189,180
Hotels, Restaurants & Leisure Total		459,484
Household Durables — 2.0%
D.R. Horton, Inc.	14,100	156,792
Stanley Black & Decker, Inc.	3,000	183,840
Household Durables Total		340,632
Internet & Catalog Retail — 0.5%
Liberty Media Corp., Interactive, Series A (a)	6,400	87,744
Internet & Catalog Retail Total		87,744
Leisure Equipment & Products — 1.3%
Hasbro, Inc.	3,150	140,207
Mattel, Inc.	3,700	86,802
Leisure Equipment & Products Total		227,009
Media — 1.6%
CBS Corp., Class B	8,300	131,638
DISH Network Corp., Class A	6,100	116,876
Gannett Co., Inc.	2,728	33,363
Media Total		281,877
Specialty Retail — 2.8%
Foot Locker, Inc.	12,300	178,719
Limited Brands, Inc.	7,300	195,494
O’Reilly Automotive, Inc. (a)	2,200	117,040
Specialty Retail Total		491,253

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc. (a)	3,600	93,096
Textiles, Apparel & Luxury Goods Total		93,096
CONSUMER DISCRETIONARY TOTAL		2,339,463
CONSUMER STAPLES — 4.8%
Beverages — 0.7%
Molson Coors Brewing Co., Class B	2,700	127,494
Beverages Total		127,494
Food Products — 1.2%
J.M. Smucker Co.	3,384	204,834
Food Products Total		204,834
Household Products — 0.9%
Clorox Co.	2,450	163,562
Household Products Total		163,562
Personal Products — 2.0%
Avon Products, Inc.	6,450	207,109
Estée Lauder Companies, Inc., Class A	2,100	132,783
Personal Products Total		339,892
CONSUMER STAPLES TOTAL		835,782
ENERGY — 11.7%
Energy Equipment & Services — 5.7%
Cameron International Corp. (a)	3,300	141,768
Dresser-Rand Group, Inc. (a)	4,000	147,560
Ensco PLC, ADR	3,100	138,663
Nabors Industries Ltd. (a)	5,600	101,136
Noble Corp.	4,000	135,160
Pride International, Inc. (a)	5,300	155,979
Weatherford International Ltd. (a)	10,200	174,420
Energy Equipment & Services Total		994,686
Oil, Gas & Consumable Fuels — 6.0%
Cabot Oil & Gas Corp.	5,700	171,627
Murphy Oil Corp.	2,400	148,608
Newfield Exploration Co. (a)	2,850	163,704
Peabody Energy Corp.	4,829	236,669

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Spectra Energy Corp.	14,300	322,465
Oil, Gas & Consumable Fuels Total		1,043,073
ENERGY TOTAL		2,037,759
FINANCIALS — 28.4%
Capital Markets — 1.9%
Raymond James Financial, Inc.	5,700	144,381
TD Ameritrade Holding Corp. (a)	12,200	197,030
Capital Markets Total		341,411
Commercial Banks — 8.0%
CIT Group, Inc. (a)	3,400	138,788
City National Corp.	4,050	214,934
Comerica, Inc.	6,200	230,330
Cullen/Frost Bankers, Inc.	3,700	199,319
Fifth Third Bancorp.	13,600	163,608
Huntington Bancshares, Inc.	14,100	79,947
SVB Financial Group (a)	3,061	129,542
TCF Financial Corp.	8,571	138,764
Zions Bancorporation	4,750	101,460
Commercial Banks Total		1,396,692
Consumer Finance — 1.8%
Discover Financial Services	18,460	307,913
Consumer Finance Total		307,913
Insurance — 5.9%
ACE Ltd.	3,036	176,847
Assured Guaranty Ltd.	6,100	104,371
Axis Capital Holdings Ltd.	4,500	148,230
Lincoln National Corp.	11,241	268,885
Reinsurance Group of America, Inc.	4,800	231,792
XL Group PLC	4,216	91,318
Insurance Total		1,021,443
Real Estate Investment Trusts (REITs) — 9.4%
Alexandria Real Estate Equities, Inc.	2,900	203,000
Boston Properties, Inc.	2,800	232,736
Equity Residential Property Trust	5,800	275,906
Host Hotels & Resorts, Inc.	11,255	162,972
ProLogis	9,750	114,855
Rayonier, Inc.	5,100	255,612
Taubman Centers, Inc.	3,600	160,596
Vornado Realty Trust	1,190	101,781
Weyerhaeuser Co.	7,906	124,599
Real Estate Investment Trusts (REITs) Total		1,632,057

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.6%
CB Richard Ellis Group, Inc., Class A (a)	5,800	106,024
Real Estate Management & Development Total		106,024
Thrifts & Mortgage Finance — 0.8%
MGIC Investment Corp. (a)	5,797	53,506
People’s United Financial, Inc.	6,300	82,467
Thrifts & Mortgage Finance Total		135,973
FINANCIALS TOTAL		4,941,513
HEALTH CARE — 3.9%
Health Care Equipment & Supplies — 2.1%
Cooper Companies, Inc.	1,900	87,818
Teleflex, Inc.	3,400	193,052
Zimmer Holdings, Inc. (a)	1,700	88,961
Health Care Equipment & Supplies Total		369,831
Health Care Providers & Services — 0.7%
Community Health Systems, Inc. (a)	3,900	120,783
Health Care Providers & Services Total		120,783
Life Sciences Tools & Services — 0.6%
Mettler-Toledo International, Inc. (a)	775	96,441
Life Sciences Tools & Services Total		96,441
Pharmaceuticals — 0.5%
Watson Pharmaceuticals, Inc. (a)	1,900	80,389
Pharmaceuticals Total		80,389
HEALTH CARE TOTAL		667,444
INDUSTRIALS — 10.8%
Aerospace & Defense — 1.8%
AerCap Holdings NV (a)	13,018	154,003
L-3 Communications Holdings, Inc.	1,150	83,110
Spirit Aerosystems Holdings, Inc., Class A (a)	3,900	77,727
Aerospace & Defense Total		314,840
Airlines — 0.5%
Delta Air Lines, Inc. (a)	7,300	84,972
Airlines Total		84,972
Construction & Engineering — 0.7%
Foster Wheeler AG (a)	5,100	124,746
Construction & Engineering Total		124,746

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.0%
Cooper Industries PLC, Class A	3,550	173,702
Electrical Equipment Total		173,702
Machinery — 4.4%
Crane Co.	2,500	94,850
Ingersoll-Rand PLC	5,600	199,976
Kennametal, Inc.	3,100	95,883
Navistar International Corp. (a)	2,100	91,644
Parker Hannifin Corp.	3,950	276,737
Machinery Total		759,090
Professional Services — 1.0%
Manpower, Inc.	3,300	172,260
Professional Services Total		172,260
Road & Rail — 1.4%
Canadian Pacific Railway Ltd.	1,500	91,395
Con-way, Inc.	2,499	77,444
Hertz Global Holdings, Inc. (a)	8,100	85,779
Road & Rail Total		254,618
INDUSTRIALS TOTAL		1,884,228
INFORMATION TECHNOLOGY — 6.8%
Communications Equipment — 1.0%
Brocade Communications Systems, Inc. (a)	17,300	101,032
CommScope, Inc. (a)	3,100	73,594
Communications Equipment Total		174,626
Computers & Peripherals — 1.0%
Diebold, Inc.	5,700	177,213
Computers & Peripherals Total		177,213
Electronic Equipment, Instruments & Components — 2.7%
Agilent Technologies, Inc. (a)	4,050	135,149
Arrow Electronics, Inc. (a)	5,850	156,370
Molex, Inc.	8,500	177,905
Electronic Equipment, Instruments & Components Total		469,424
Semiconductors & Semiconductor Equipment — 0.7%
Atmel Corp. (a)	9,200	73,232
Varian Semiconductor Equipment Associates, Inc. (a)	1,400	40,292
Semiconductors & Semiconductor Equipment Total		113,524
Software — 1.4%
Autodesk, Inc. (a)	4,200	134,274

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Nuance Communications, Inc. (a)	6,700	104,788
Software Total		239,062
INFORMATION TECHNOLOGY TOTAL		1,173,849
MATERIALS — 6.7%
Chemicals — 4.0%
Albemarle Corp.	3,900	182,559
Celanese Corp., Series A	4,900	157,290
International Flavors & Fragrances, Inc.	2,100	101,892
PPG Industries, Inc.	3,550	258,440
Chemicals Total		700,181
Containers & Packaging — 1.5%
Crown Holdings, Inc. (a)	3,000	85,980
Packaging Corp. of America	7,850	181,884
Containers & Packaging Total		267,864
Metals & Mining — 1.2%
United States Steel Corp.	4,625	202,760
Metals & Mining Total		202,760
MATERIALS TOTAL		1,170,805
TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.8%
Qwest Communications International, Inc.	21,900	137,313
Diversified Telecommunication Services Total		137,313
TELECOMMUNICATION SERVICES TOTAL		137,313
UTILITIES — 10.0%
Electric Utilities — 2.1%
American Electric Power Co., Inc.	6,100	221,003
Northeast Utilities	4,600	136,022
Electric Utilities Total		357,025
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (a)	8,242	93,547
Independent Power Producers & Energy Traders Total		93,547
Multi-Utilities — 7.4%
CMS Energy Corp.	6,300	113,526
PG&E Corp.	3,850	174,867
Public Service Enterprise Group, Inc.	5,100	168,708
Sempra Energy	5,200	279,760
Wisconsin Energy Corp.	5,000	289,000

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Xcel Energy, Inc.	11,600	266,452
Multi-Utilities Total		1,292,313
UTILITIES TOTAL		1,742,885

Total Common Stocks (cost of $14,379,714)		16,931,041

Convertible Preferred Stock — 0.2%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
Fifth Third Bancorp., 8.500%	300	38,437
Commercial Banks Total		38,437
FINANCIALS TOTAL		38,437

Total Convertible Preferred Stock (cost of $42,482)		38,437

	Par ($)
Convertible Bond — 0.3%
ENERGY — 0.3%
Oil & Gas Services — 0.3%
Cameron International Corp.
2.500% 06/15/26	39,000	50,359
Oil & Gas Services Total		50,359
ENERGY TOTAL		50,359

Total Convertible Bond (cost of $45,968)		50,359

Short-Term Obligation — 2.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $501,038 (repurchase proceeds $489,003)	489,000	489,000

Total Short-Term Obligation (cost of $489,000)		489,000

Total Investments — 100.7% (cost of $14,957,164)(b)(c)		17,508,837

Other Assets & Liabilities, Net — (0.7)%		(118,018)

Net Assets — 100.0%		17,390,819

7

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

 Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$16,931,041	$—	$—	$16,931,041
Total Convertible Preferred Stock	—	38,437	—	38,437
Total Convertible Bond	—	50,359	—	50,359
Total Short-Term Obligation	—	489,000	—	489,000
Total Investments	$16,931,041	$577,796	$—	$17,508,837

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or  premium at purchase.

8

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $14,957,164.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,248,530	$(696,857)	$2,551,673

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Money Market Fund, Variable Series

		Par ($)	Value ($)*
Commercial Paper (a) — 50.4%
Argento Variable Funding Co., Ltd.
	0.300% 10/01/10	4,000,000	4,000,000
BNP Paribas Financial, Inc.
	0.250% 10/12/10	4,000,000	3,999,694
Charta LLC
	0.240% 10/28/10	4,000,000	3,999,280
Citigroup Funding, Inc.
	0.230% 10/07/10	4,000,000	3,999,847
FCAR Owner Trust
	0.400% 11/01/10	4,000,000	3,998,622
HSBC Americas, Inc.
	0.220% 10/15/10	4,000,000	3,999,658
JPMorgan Chase & Co.
	0.230% 11/19/10	4,000,000	3,998,748
Jupiter Securitization Co. LLC
	0.270% 10/13/10	4,000,000	3,999,640
MetLife Short Term Funding
	0.240% 11/08/10 (b)	4,000,000	3,998,987
Old Line Funding LLC
	0.250% 11/05/10	4,000,000	3,999,028
Regency Markets No.1 LLC
	0.250% 10/19/10	4,000,000	3,999,500
Sheffield Receivable
	0.250% 11/09/10	4,000,000	3,998,916
Straight-A Funding LLC
	0.220% 11/23/10	6,900,000	6,897,765
Thunder Bay Funding LLC
	0.230% 10/27/10	2,000,000	1,999,668
Windmill Funding Corp.
	0.260% 12/06/10	2,000,000	1,999,047

	Total Commercial Paper (cost of $58,888,400)		50,888,400

Certificates of Deposit — 10.3%
Bank of Montreal
	0.230% 10/26/10	4,000,000	4,000,000
Caisse des Depots et Consignations
	0.450% 10/13/10	1,000,000	1,000,000
	0.460% 10/15/10	1,000,000	1,000,000
	0.470% 10/20/10	1,000,000	1,000,000

1

		Par ($)	Value ($)
Certificates of Deposit — (continued)
Royal Bank of Scotland PLC
	0.300% 10/08/10	5,000,000	5,000,000

	Total Certificates of Deposit (cost of $12,000,000)		12,000,000

Government & Agency Obligations — 9.8%
U.S. Government Agencies — 9.3%
Federal Farm Credit Bank
	0.431% 07/20/11 (10/20/10) (c)(d)	1,000,000	999,995
Federal Home Loan Bank
	0.218% 11/05/10 (c)	1,000,000	999,971
Federal Home Loan Mortgage Corp.
	(e) 10/13/10 (f)	1,500,000	1,499,875
	(e) 11/10/10 (f)	500,000	499,828
	0.326% 02/01/11 (11/01/10) (c)(d)	2,000,000	2,000,109
	0.362% 03/09/11 (12/09/10) (c)(d)	3,000,000	3,002,896
	0.581% 04/07/11 (10/07/10) (c)(d)	1,800,000	1,800,226
U.S. GOVERNMENT AGENCIES TOTAL			10,802,900
U.S. Government Obligations — 0.5%
U.S. Treasury Bill
	0.265% 10/07/10 (f)	600,000	599,973
U.S. GOVERNMENT OBLIGATIONS TOTAL			599,973

	Total Government & Agency Obligations (cost of $11,402,873)		11,402,873

Short-Term Obligation — 29.1%
	Repurchase agreement with Barclays Capital, dated 09/30/10, due 10/01/10 at 0.200%, collateralized by U.S. Treasury obligation maturing 05/15/2030, market value $34,680,014 (repurchase proceeds $34,000,189)	34,000,000	34,000,000

	Total Short-Term Obligation (cost of $34,000,000)		34,000,000

2

Value ($)
Total Investments — 99.6% (cost of $116,291,273)(g)	116,291,273

Other Assets & Liabilities, Net — 0.4%	494,241

Net Assets — 100.0%	116,785,514

Notes to Investment Portfolio:
*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All securities are valued using amortized cost, an income approach, as of September 30, 2010.

(a)	The rate shown represents the discount rate at the date of purchase.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, this security, which is not illiquid, amounted to $3,998,987, which represents 3.4% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.
(d)	Parenthetical date represents the effective maturity date for the security.
(e)	Zero coupon bond.
(f)	The rate shown represents the annualized yield at the date of purchase.
(g)	Cost for federal income tax purposes is $116,291,273.

3

INVESTMENT PORTFOLIO

September 30, 2010 (Unaudited)	Columbia S&P 500® Index Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 100.6%
CONSUMER DISCRETIONARY — 10.5%
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (a)	468	5,031
Johnson Controls, Inc.	1,292	39,406
Auto Components Total		44,437
Automobiles — 0.5%
Ford Motor Co. (a)	6,588	80,637
Harley-Davidson, Inc.	457	12,997
Automobiles Total		93,634
Distributors — 0.1%
Genuine Parts Co.	304	13,555
Distributors Total		13,555
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	248	12,735
DeVry, Inc.	119	5,856
H&R Block, Inc.	600	7,770
Diversified Consumer Services Total		26,361
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	829	31,676
Darden Restaurants, Inc.	261	11,165
International Game Technology	565	8,164
Marriott International, Inc., Class A	546	19,563
McDonald’s Corp.	2,045	152,373
Starbucks Corp.	1,417	36,247
Starwood Hotels & Resorts Worldwide, Inc.	372	19,549
Wyndham Worldwide Corp.	346	9,505
Wynn Resorts Ltd.	152	13,189
Yum! Brands, Inc.	896	41,270
Hotels, Restaurants & Leisure Total		342,701
Household Durables — 0.4%
D.R. Horton, Inc.	529	5,882
Fortune Brands, Inc.	286	14,080
Harman International Industries, Inc. (a)	136	4,544
Leggett & Platt, Inc.	273	6,214
Lennar Corp., Class A	308	4,737
Newell Rubbermaid, Inc.	532	9,475
Pulte Homes, Inc. (a)	642	5,624
Stanley Black & Decker, Inc.	326	19,977
Whirlpool Corp.	147	11,901
Household Durables Total		82,434

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	679	106,644
Expedia, Inc.	397	11,199
priceline.com, Inc. (a)	97	33,789
Internet & Catalog Retail Total		151,632
Leisure Equipment & Products — 0.2%
Eastman Kodak Co. (a)	511	2,146
Hasbro, Inc.	273	12,151
Mattel, Inc.	692	16,235
Leisure Equipment & Products Total		30,532
Media — 3.1%
CBS Corp., Class B	1,306	20,713
Comcast Corp., Class A	5,381	97,289
DIRECTV, Class A (a)	1,662	69,189
Discovery Communications, Inc., Class A (a)	553	24,083
Gannett Co., Inc.	461	5,638
Interpublic Group of Companies, Inc. (a)	944	9,468
McGraw-Hill Companies, Inc.	590	19,505
Meredith Corp.	66	2,198
New York Times Co., Class A (a)	227	1,757
News Corp., Class A	4,365	57,007
Omnicom Group, Inc.	572	22,583
Scripps Networks Interactive Inc., Class A	174	8,279
Time Warner Cable, Inc.	689	37,199
Time Warner, Inc.	2,148	65,836
Viacom, Inc., Class B	1,168	42,270
Walt Disney Co.	3,664	121,315
Washington Post Co., Class B	14	5,592
Media Total		609,921
Multiline Retail — 0.9%
Big Lots, Inc. (a)	140	4,655
Family Dollar Stores, Inc.	259	11,437
J.C. Penney Co., Inc.	460	12,503
Kohl’s Corp. (a)	586	30,871
Macy’s, Inc.	818	18,888
Nordstrom, Inc.	317	11,792
Sears Holdings Corp. (a)	90	6,493

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Target Corp.	1,387	74,121
Multiline Retail Total		170,760
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	171	6,724
AutoNation, Inc. (a)	116	2,697
Autozone, Inc. (a)	51	11,674
Bed Bath & Beyond, Inc. (a)	509	22,096
Best Buy Co., Inc.	665	27,152
CarMax, Inc. (a)	433	12,063
GameStop Corp., Class A (a)	286	5,637
Gap, Inc.	848	15,807
Home Depot, Inc.	3,198	101,313
Limited Brands, Inc.	508	13,604
Lowe’s Companies, Inc.	2,693	60,027
O’Reilly Automotive, Inc. (a)	274	14,577
Office Depot, Inc. (a)	525	2,415
RadioShack Corp.	248	5,290
Ross Stores, Inc.	229	12,508
Staples, Inc.	1,404	29,372
Tiffany & Co.	237	11,136
TJX Companies, Inc.	774	34,543
Urban Outfitters, Inc. (a)	243	7,640
Specialty Retail Total		396,275
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	574	24,659
NIKE, Inc., Class B	739	59,224
Polo Ralph Lauren Corp.	127	11,412
V.F. Corp.	171	13,854
Textiles, Apparel & Luxury Goods Total		109,149
CONSUMER DISCRETIONARY TOTAL		2,071,391
CONSUMER STAPLES — 11.3%
Beverages — 2.7%
Brown-Forman Corp., Class B	205	12,636
Coca-Cola Co.	4,425	258,951
Coca-Cola Enterprises, Inc.	636	19,716
Constellation Brands, Inc., Class A (a)	338	5,979
Dr Pepper Snapple Group, Inc.	456	16,197
Molson Coors Brewing Co., Class B	299	14,119
PepsiCo, Inc.	3,050	202,642
Beverages Total		530,240

3

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	846	54,559
CVS Caremark Corp.	2,608	82,074
Kroger Co.	1,224	26,512
Safeway, Inc.	724	15,320
SUPERVALU, Inc.	408	4,704
Sysco Corp.	1,133	32,313
Wal-Mart Stores, Inc.	3,832	205,089
Walgreen Co.	1,863	62,410
Whole Foods Market, Inc. (a)	277	10,279
Food & Staples Retailing Total		493,260
Food Products — 1.9%
Archer-Daniels-Midland Co.	1,229	39,230
Campbell Soup Co.	376	13,442
ConAgra Foods, Inc.	850	18,649
Dean Foods Co. (a)	351	3,584
General Mills, Inc.	1,230	44,944
H.J. Heinz Co.	608	28,801
Hershey Co.	302	14,372
Hormel Foods Corp.	131	5,843
J.M. Smucker Co.	237	14,346
Kellogg Co.	502	25,356
Kraft Foods, Inc., Class A	3,340	103,072
McCormick & Co., Inc., Non-Voting Shares	263	11,056
Mead Johnson Nutrition Co., Class A	391	22,252
Sara Lee Corp.	1,277	17,150
Tyson Foods, Inc., Class A	568	9,099
Food Products Total		371,196
Household Products — 2.3%
Clorox Co.	261	17,424
Colgate-Palmolive Co.	924	71,019
Kimberly-Clark Corp.	789	51,325
Procter & Gamble Co.	5,437	326,057
Household Products Total		465,825
Personal Products — 0.2%
Avon Products, Inc.	815	26,170
Estée Lauder Companies, Inc., Class A	218	13,784
Personal Products Total		39,954

4

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.7%
Altria Group, Inc.	4,004	96,176
Lorillard, Inc.	284	22,808
Philip Morris International, Inc.	3,511	196,686
Reynolds American, Inc.	325	19,302
Tobacco Total		334,972
CONSUMER STAPLES TOTAL		2,235,447
ENERGY — 11.0%
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	821	34,975
Cameron International Corp. (a)	463	19,891
Diamond Offshore Drilling, Inc.	136	9,217
FMC Technologies, Inc. (a)	232	15,843
Halliburton Co.	1,739	57,509
Helmerich & Payne, Inc.	207	8,375
Nabors Industries Ltd. (a)	540	9,752
National Oilwell Varco, Inc.	796	35,398
Rowan Companies, Inc. (a)	223	6,770
Schlumberger Ltd.	2,627	161,849
Energy Equipment & Services Total		359,579
Oil, Gas & Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	949	54,140
Apache Corp.	704	68,823
Cabot Oil & Gas Corp.	203	6,112
Chesapeake Energy Corp.	1,261	28,562
Chevron Corp.	3,852	312,205
ConocoPhillips	2,847	163,503
Consol Energy, Inc.	434	16,041
Denbury Resources, Inc. (a)	773	12,283
Devon Energy Corp.	835	54,058
El Paso Corp.	1,344	16,639
EOG Resources, Inc.	481	44,719
EQT Corp.	288	10,385
Exxon Mobil Corp. (b)	9,764	603,318
Hess Corp.	569	33,639
Marathon Oil Corp.	1,358	44,950
Massey Energy Co.	201	6,235
Murphy Oil Corp.	364	22,539
Noble Energy, Inc.	335	25,155
Occidental Petroleum Corp.	1,555	121,756
Peabody Energy Corp.	523	25,632

5

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Pioneer Natural Resources Co.	229	14,892
QEP Resources, Inc.	333	10,037
Range Resources Corp.	300	11,439
Southwestern Energy Co. (a)	657	21,970
Spectra Energy Corp.	1,239	27,939
Sunoco, Inc.	238	8,687
Tesoro Corp.	279	3,727
Valero Energy Corp.	1,080	18,911
Williams Companies, Inc.	1,114	21,289
Oil, Gas & Consumable Fuels Total		1,809,585
ENERGY TOTAL		2,169,164
FINANCIALS — 15.7%
Capital Markets — 2.4%
Ameriprise Financial, Inc. (c)	478	22,624
Bank of New York Mellon Corp.	2,333	60,961
Charles Schwab Corp.	1,896	26,354
E*Trade Financial Corp. (a)	374	5,438
Federated Investors, Inc., Class B	171	3,892
Franklin Resources, Inc.	281	30,039
Goldman Sachs Group, Inc.	994	143,712
Invesco Ltd.	894	18,980
Janus Capital Group, Inc.	354	3,876
Legg Mason, Inc.	303	9,184
Morgan Stanley	2,678	66,093
Northern Trust Corp.	457	22,046
State Street Corp.	964	36,304
T. Rowe Price Group, Inc.	490	24,532
Capital Markets Total		474,035
Commercial Banks — 2.7%
BB&T Corp.	1,329	32,002
Comerica, Inc.	336	12,482
Fifth Third Bancorp.	1,519	18,274
First Horizon National Corp. (a)	445	5,077
Huntington Bancshares, Inc.	1,374	7,791
KeyCorp	1,687	13,428
M&T Bank Corp.	159	13,008
Marshall & Ilsley Corp.	1,005	7,075
PNC Financial Services Group, Inc.	1,013	52,585
Regions Financial Corp.	2,407	17,499
SunTrust Banks, Inc.	966	24,952

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
U.S. Bancorp	3,672	79,389
Wells Fargo & Co.	10,041	252,330
Zions Bancorporation	327	6,985
Commercial Banks Total		542,877
Consumer Finance — 0.7%
American Express Co.	1,999	84,018
Capital One Financial Corp.	877	34,685
Discover Financial Services	1,035	17,264
SLM Corp. (a)	936	10,811
Consumer Finance Total		146,778
Diversified Financial Services — 4.1%
Bank of America Corp.(c)	19,249	252,354
Citigroup, Inc. (a)	45,566	177,707
CME Group, Inc.	131	34,119
IntercontinentalExchange, Inc. (a)	144	15,080
JPMorgan Chase & Co.	7,603	289,446
Leucadia National Corp. (a)	378	8,928
Moody’s Corp.	387	9,667
NASDAQ OMX Group, Inc. (a)	278	5,402
NYSE Euronext	506	14,457
Diversified Financial Services Total		807,160
Insurance — 4.1%
ACE Ltd.	658	38,329
AFLAC, Inc.	904	46,746
Allstate Corp.	1,038	32,749
American International Group, Inc. (a)	267	10,440
AON Corp.	516	20,181
Assurant, Inc.	200	8,140
Berkshire Hathaway, Inc., Class B (a)	3,316	274,167
Chubb Corp.	596	33,966
Cincinnati Financial Corp.	311	8,972
Genworth Financial, Inc., Class A (a)	942	11,511
Hartford Financial Services Group, Inc.	848	19,462
Lincoln National Corp.	612	14,639
Loews Corp.	610	23,119
Marsh & McLennan Companies, Inc.	1,043	25,157
MetLife, Inc.	1,738	66,826
Principal Financial Group, Inc.	616	15,967
Progressive Corp.	1,277	26,651
Prudential Financial, Inc.	895	48,491
Torchmark Corp.	159	8,449

7

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Travelers Companies, Inc.	903	47,046
Unum Group	627	13,888
XL Group PLC	667	14,447
Insurance Total		809,343
Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co., Class A	230	4,917
AvalonBay Communities, Inc.	162	16,837
Boston Properties, Inc.	259	21,528
Equity Residential Property Trust	546	25,973
HCP, Inc.	599	21,552
Health Care REIT, Inc.	243	11,504
Host Hotels & Resorts, Inc.	1,259	18,230
Kimco Realty Corp.	771	12,143
Plum Creek Timber Co., Inc.	312	11,014
ProLogis	916	10,791
Public Storage	269	26,104
Simon Property Group, Inc.	565	52,398
Ventas, Inc.	298	15,368
Vornado Realty Trust	315	26,942
Weyerhaeuser Co.	1,019	16,059
Real Estate Investment Trusts (REITs) Total		291,360
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A (a)	561	10,255
Real Estate Management & Development Total		10,255
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	1,010	12,383
People’s United Financial, Inc.	716	9,372
Thrifts & Mortgage Finance Total		21,755
FINANCIALS TOTAL		3,103,563
HEALTH CARE — 11.7%
Biotechnology — 1.4%
Amgen, Inc. (a)	1,835	101,127
Biogen Idec, Inc. (a)	460	25,815
Celgene Corp. (a)	885	50,985
Cephalon, Inc. (a)	147	9,179
Genzyme Corp. (a)	484	34,262
Gilead Sciences, Inc. (a)	1,609	57,296
Biotechnology Total		278,664

8

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	1,123	53,578
Becton Dickinson & Co.	450	33,345
Boston Scientific Corp. (a)	2,903	17,795
CareFusion Corp. (a)	435	10,805
CR Bard, Inc.	176	14,332
DENTSPLY International, Inc.	273	8,728
Hospira, Inc. (a)	329	18,756
Intuitive Surgical, Inc. (a)	77	21,848
Medtronic, Inc.	2,074	69,645
St. Jude Medical, Inc. (a)	629	24,745
Stryker Corp.	652	32,633
Varian Medical Systems, Inc. (a)	239	14,460
Zimmer Holdings, Inc. (a)	387	20,252
Health Care Equipment & Supplies Total		340,922
Health Care Providers & Services — 2.0%
Aetna, Inc.	794	25,098
AmerisourceBergen Corp.	538	16,495
Cardinal Health, Inc.	668	22,071
CIGNA Corp.	527	18,856
Coventry Health Care, Inc. (a)	279	6,007
DaVita, Inc. (a)	202	13,944
Express Scripts, Inc. (a)	1,044	50,843
Humana, Inc. (a)	327	16,428
Laboratory Corp. of America Holdings (a)	197	15,451
McKesson Corp.	508	31,384
Medco Health Solutions, Inc. (a)	824	42,897
Patterson Companies, Inc.	182	5,214
Quest Diagnostics, Inc.	280	14,132
Tenet Healthcare Corp. (a)	937	4,423
UnitedHealth Group, Inc.	2,153	75,592
WellPoint, Inc. (a)	766	43,386
Health Care Providers & Services Total		402,221
Health Care Technology — 0.1%
Cerner Corp. (a)	133	11,171
Health Care Technology Total		11,171
Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	346	16,155
PerkinElmer, Inc.	232	5,369
Thermo Fisher Scientific, Inc. (a)	780	37,346

9

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Waters Corp. (a)	172	12,174
Life Sciences Tools & Services Total		71,044
Pharmaceuticals — 6.1%
Abbott Laboratories	2,963	154,787
Allergan, Inc.	590	39,253
Bristol-Myers Squibb Co.	3,285	89,056
Eli Lilly & Co.	1,949	71,197
Forest Laboratories, Inc. (a)	544	16,826
Johnson & Johnson	5,284	327,397
King Pharmaceuticals, Inc. (a)	487	4,850
Merck & Co., Inc.	5,896	217,032
Mylan, Inc. (a)	593	11,154
Pfizer, Inc.	15,421	264,779
Watson Pharmaceuticals, Inc. (a)	211	8,927
Pharmaceuticals Total		1,205,258
HEALTH CARE TOTAL		2,309,280
INDUSTRIALS — 10.9%
Aerospace & Defense — 2.8%
Boeing Co.	1,404	93,422
General Dynamics Corp.	731	45,914
Goodrich Corp.	246	18,138
Honeywell International, Inc.	1,478	64,943
ITT Corp.	355	16,625
L-3 Communications Holdings, Inc.	219	15,827
Lockheed Martin Corp.	566	40,344
Northrop Grumman Corp.	562	34,074
Precision Castparts Corp.	265	33,748
Raytheon Co.	718	32,820
Rockwell Collins, Inc.	299	17,417
United Technologies Corp.	1,787	127,288
Aerospace & Defense Total		540,560
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	313	21,885
Expeditors International of Washington, Inc.	408	18,862
FedEx Corp.	601	51,386
United Parcel Service, Inc., Class B	1,899	126,644
Air Freight & Logistics Total		218,777

10

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 0.1%
Southwest Airlines Co.	1,426	18,638
Airlines Total		18,638
Building Products — 0.1%
Masco Corp.	694	7,641
Building Products Total		7,641
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	213	7,906
Cintas Corp.	260	7,163
Iron Mountain, Inc.	388	8,668
Pitney Bowes, Inc.	393	8,402
R.R. Donnelley & Sons Co.	400	6,784
Republic Services, Inc.	591	18,020
Stericycle, Inc. (a)	163	11,325
Waste Management, Inc.	908	32,452
Commercial Services & Supplies Total		100,720
Construction & Engineering — 0.2%
Fluor Corp.	349	17,286
Jacobs Engineering Group, Inc. (a)	246	9,520
Quanta Services, Inc. (a)	410	7,823
Construction & Engineering Total		34,629
Electrical Equipment — 0.5%
Emerson Electric Co.	1,448	76,252
Rockwell Automation, Inc.	266	16,420
Roper Industries, Inc.	184	11,993
Electrical Equipment Total		104,665
Industrial Conglomerates — 2.5%
3M Co.	1,374	119,140
General Electric Co. (b)	20,506	333,222
Textron, Inc.	522	10,732
Tyco International Ltd.	957	35,151
Industrial Conglomerates Total		498,245
Machinery — 2.0%
Caterpillar, Inc.	1,208	95,045
Cummins, Inc.	386	34,964
Danaher Corp.	1,029	41,788
Deere & Co.	813	56,731
Dover Corp.	365	19,057
Eaton Corp.	318	26,232
Flowserve Corp.	106	11,599
Illinois Tool Works, Inc.	969	45,562

11

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
PACCAR, Inc.	692	33,320
Pall Corp.	230	9,577
Parker Hannifin Corp.	307	21,508
Snap-On, Inc.	110	5,116
Machinery Total		400,499
Professional Services — 0.1%
Dun & Bradstreet Corp.	97	7,192
Equifax, Inc.	232	7,238
Robert Half International, Inc.	276	7,176
Professional Services Total		21,606
Road & Rail — 0.8%
CSX Corp.	721	39,886
Norfolk Southern Corp.	706	42,014
Ryder System, Inc.	100	4,277
Union Pacific Corp.	960	78,528
Road & Rail Total		164,705
Trading Companies & Distributors — 0.2%
Fastenal Co.	278	14,787
W.W. Grainger, Inc.	116	13,816
Trading Companies & Distributors Total		28,603
INDUSTRIALS TOTAL		2,139,288
INFORMATION TECHNOLOGY — 18.9%
Communications Equipment — 2.4%
Cisco Systems, Inc. (a)	10,945	239,696
Harris Corp.	243	10,762
JDS Uniphase Corp. (a)	423	5,241
Juniper Networks, Inc. (a)	997	30,259
Motorola, Inc. (a)	4,473	38,155
QUALCOMM, Inc.	3,073	138,654
Tellabs, Inc.	732	5,453
Communications Equipment Total		468,220
Computers & Peripherals — 4.4%
Apple, Inc. (a)	1,757	498,549
Dell, Inc. (a)	3,249	42,107
EMC Corp. (a)	3,936	79,940
Hewlett-Packard Co.	4,342	182,668
Lexmark International, Inc., Class A (a)	155	6,916
NetApp, Inc. (a)	682	33,957
QLogic Corp. (a)	217	3,828
SanDisk Corp. (a)	444	16,272

12

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Western Digital Corp. (a)	435	12,350
Computers & Peripherals Total		876,587
Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (a)	661	22,058
Amphenol Corp., Class A	331	16,212
Corning, Inc.	2,994	54,730
FLIR Systems, Inc. (a)	304	7,813
Jabil Circuit, Inc.	373	5,375
Molex, Inc.	269	5,630
Electronic Equipment, Instruments & Components Total		111,818
Internet Software & Services — 1.9%
Akamai Technologies, Inc. (a)	355	17,814
eBay, Inc. (a)	2,214	54,022
Google, Inc., Class A (a)	477	250,802
Monster Worldwide, Inc. (a)	249	3,227
VeriSign, Inc. (a)	335	10,633
Yahoo!, Inc. (a)	2,584	36,615
Internet Software & Services Total		373,113
IT Services — 3.1%
Automatic Data Processing, Inc.	951	39,971
Cognizant Technology Solutions Corp., Class A (a)	574	37,006
Computer Sciences Corp.	289	13,294
Fidelity National Information Services, Inc.	500	13,565
Fiserv, Inc. (a)	282	15,177
International Business Machines Corp.	2,415	323,948
MasterCard, Inc., Class A	183	40,992
Paychex, Inc.	622	17,099
SAIC, Inc. (a)	563	8,997
Teradata Corp. (a)	315	12,146
Total System Services, Inc.	314	4,785
Visa, Inc., Class A	953	70,770
Western Union Co.	1,272	22,476
IT Services Total		620,226
Office Electronics — 0.1%
Xerox Corp.	2,644	27,365
Office Electronics Total		27,365
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. (a)	1,079	7,672
Altera Corp.	594	17,915

13

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Analog Devices, Inc.	571	17,918
Applied Materials, Inc.	2,569	30,006
Broadcom Corp., Class A	857	30,329
First Solar, Inc. (a)	103	15,177
Intel Corp.	10,672	205,222
KLA-Tencor Corp.	314	11,062
Linear Technology Corp.	433	13,306
LSI Corp. (a)	1,226	5,590
MEMC Electronic Materials, Inc. (a)	430	5,126
Microchip Technology, Inc.	357	11,228
Micron Technology, Inc. (a)	1,639	11,817
National Semiconductor Corp.	462	5,900
Novellus Systems, Inc. (a)	177	4,705
NVIDIA Corp. (a)	1,108	12,941
Teradyne, Inc. (a)	340	3,788
Texas Instruments, Inc.	2,299	62,395
Xilinx, Inc.	498	13,252
Semiconductors & Semiconductor Equipment Total		485,349
Software — 3.9%
Adobe Systems, Inc. (a)	1,003	26,228
Autodesk, Inc. (a)	441	14,099
BMC Software, Inc. (a)	345	13,966
CA, Inc.	739	15,608
Citrix Systems, Inc. (a)	356	24,293
Compuware Corp. (a)	436	3,719
Electronic Arts, Inc. (a)	630	10,351
Intuit, Inc. (a)	543	23,789
McAfee, Inc. (a)	300	14,178
Microsoft Corp.	14,599	357,529
Novell, Inc. (a)	677	4,042
Oracle Corp.	7,420	199,227
Red Hat, Inc. (a)	369	15,129
Salesforce.com, Inc. (a)	225	25,155
Symantec Corp. (a)	1,518	23,028
Software Total		770,341
INFORMATION TECHNOLOGY TOTAL		3,733,019
MATERIALS — 3.6%
Chemicals — 2.0%
Air Products & Chemicals, Inc.	407	33,708
Airgas, Inc.	147	9,989

14

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
CF Industries Holdings, Inc.	140	13,370
Dow Chemical Co.	2,220	60,961
E.I. du Pont de Nemours & Co.	1,738	77,549
Eastman Chemical Co.	137	10,138
Ecolab, Inc.	451	22,884
FMC Corp.	142	9,714
International Flavors & Fragrances, Inc.	157	7,618
Monsanto Co.	1,040	49,847
PPG Industries, Inc.	311	22,641
Praxair, Inc.	589	53,163
Sherwin-Williams Co.	180	13,525
Sigma-Aldrich Corp.	226	13,646
Chemicals Total		398,753
Construction Materials — 0.1%
Vulcan Materials Co.	253	9,341
Construction Materials Total		9,341
Containers & Packaging — 0.2%
Ball Corp.	182	10,711
Bemis Co., Inc.	215	6,826
Owens-Illinois, Inc. (a)	309	8,671
Pactiv Corp. (a)	254	8,377
Sealed Air Corp.	303	6,811
Containers & Packaging Total		41,396
Metals & Mining — 1.2%
AK Steel Holding Corp.	216	2,983
Alcoa, Inc.	1,958	23,711
Allegheny Technologies, Inc.	193	8,965
Cliffs Natural Resources, Inc.	267	17,067
Freeport-McMoRan Copper & Gold, Inc.	903	77,107
Newmont Mining Corp.	946	59,418
Nucor Corp.	607	23,187
Titanium Metals Corp. (a)	180	3,593
United States Steel Corp.	269	11,793
Metals & Mining Total		227,824
Paper & Forest Products — 0.1%
International Paper Co.	835	18,161

15

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
MeadWestvaco Corp.	330	8,046
Paper & Forest Products Total		26,207
MATERIALS TOTAL		703,521
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	11,325	323,895
CenturyTel, Inc.	571	22,532
Frontier Communications Corp.	1,907	15,580
Qwest Communications International, Inc.	3,333	20,898
Verizon Communications, Inc.	5,417	176,540
Windstream Corp.	928	11,405
Diversified Telecommunication Services Total		570,850
Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A (a)	765	39,214
MetroPCS Communications, Inc. (a)	507	5,303
Sprint Nextel Corp. (a)	5,726	26,511
Wireless Telecommunication Services Total		71,028
TELECOMMUNICATION SERVICES TOTAL		641,878
UTILITIES — 3.7%
Electric Utilities — 2.0%
Allegheny Energy, Inc.	327	8,018
American Electric Power Co., Inc.	918	33,259
Duke Energy Corp.	2,522	44,665
Edison International	631	21,700
Entergy Corp.	354	27,092
Exelon Corp.	1,267	53,949
FirstEnergy Corp.	585	22,546
NextEra Energy, Inc.	792	43,077
Northeast Utilities	340	10,054
Pepco Holdings, Inc.	429	7,979
Pinnacle West Capital Corp.	213	8,790
PPL Corp.	931	25,351
Progress Energy, Inc.	554	24,609
Southern Co.	1,597	59,472
Electric Utilities Total		390,561
Gas Utilities — 0.1%
Nicor, Inc.	85	3,895
ONEOK, Inc.	208	9,368
Gas Utilities Total		13,263

16

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (a)	1,285	14,585
Constellation Energy Group, Inc.	391	12,606
NRG Energy, Inc. (a)	485	10,097
Independent Power Producers & Energy Traders Total		37,288
Multi-Utilities — 1.4%
Ameren Corp.	463	13,149
CenterPoint Energy, Inc.	813	12,780
CMS Energy Corp.	441	7,947
Consolidated Edison, Inc.	534	25,749
Dominion Resources, Inc.	1,123	49,030
DTE Energy Co.	318	14,606
Integrys Energy Group, Inc.	151	7,861
NiSource, Inc.	540	9,396
PG&E Corp.	754	34,247
Public Service Enterprise Group, Inc.	971	32,121
SCANA Corp.	221	8,911
Sempra Energy	483	25,985
TECO Energy, Inc.	412	7,136
Wisconsin Energy Corp.	230	13,294
Xcel Energy, Inc.	880	20,214
Multi-Utilities Total		282,426
UTILITIES TOTAL		723,538

Total Common Stocks (cost of $14,517,879)		19,830,089

Total Investments — 100.6% (cost of $14,517,879)(d)(e)		19,830,089

Other Assets & Liabilities, Net — (0.6)%		(123,748)

Net Assets — 100.0%		19,706,341

17

Notes to Investment Portfolio:
* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Futures contracts are valued at the settlement price established each day by the boeard of trade or exchange on which thery are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$19,830,089	$—	$—	$19,830,089
Total Investments	19,830,089	—	—	19,830,089
Unrealized Depreciation on Futures Contracts	(10,833)	—	—	(10,833)
Total	$19,819,256	$—	$—	$19,819,256

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	A portion of these securities with a market value of $985,231 are pledged as collateral for open futures contracts.
(c)	Investments in affiliates during the nine month period ended September 30, 2010:

18

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Bank of America Corp. *	$359,015	$3,361	$(53,903)	$219	—
Ameriprise Financial,Inc. **	18,498	615	(2,243)	92	22,624

* As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity from January 1, 2010 through April 30, 2010.

** As of May 1, 2010, this company became an affiliate of the Fund. The above table reflects activity for the period from May 1, 2010 through September 30, 2010.

(d)	Cost for federal income tax purposes is $14,517,879.
(e)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,075,268	$(1,763,058)	$5,312,210

At September 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure/ Type

Equity Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Deprecation
S&P 500 Index Futures	1	$273,342	$284,175	December-2010	$(10,833)

19

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Select Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 100.5%
CONSUMER DISCRETIONARY — 16.7%
Internet & Catalog Retail — 8.9%
Amazon.com, Inc. (a)	1,584	248,783
priceline.com, Inc. (a)	568	197,857
Internet & Catalog Retail Total		446,640
Specialty Retail — 3.1%
Staples, Inc.	7,319	153,114
Specialty Retail Total		153,114
Textiles, Apparel & Luxury Goods — 4.7%
Lululemon Athletica, Inc. (a)	5,210	232,991
Textiles, Apparel & Luxury Goods Total		232,991
CONSUMER DISCRETIONARY TOTAL		832,745
CONSUMER STAPLES — 2.6%
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	1,992	128,464
Food & Staples Retailing Total		128,464
CONSUMER STAPLES TOTAL		128,464
ENERGY — 8.4%
Energy Equipment & Services — 3.9%
FMC Technologies, Inc. (a)	2,880	196,675
Energy Equipment & Services Total		196,675
Oil, Gas & Consumable Fuels — 4.5%
EOG Resources, Inc.	2,390	222,199
Oil, Gas & Consumable Fuels Total		222,199
ENERGY TOTAL		418,874
FINANCIALS — 7.8%
Capital Markets — 4.1%
T. Rowe Price Group, Inc.	4,060	203,264
Capital Markets Total		203,264
Diversified Financial Services — 3.7%
CME Group, Inc.	710	184,919
Diversified Financial Services Total		184,919
FINANCIALS TOTAL		388,183
HEALTH CARE — 22.0%
Biotechnology — 5.1%
Alexion Pharmaceuticals, Inc. (a)	618	39,774
Celgene Corp. (a)	3,732	215,001
Biotechnology Total		254,775

1

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 3.3%
St. Jude Medical, Inc. (a)	4,210	165,621
Health Care Equipment & Supplies Total		165,621
Health Care Providers & Services — 3.3%
Medco Health Solutions, Inc. (a)	3,158	164,406
Health Care Providers & Services Total		164,406
Life Sciences Tools & Services — 4.2%
Illumina, Inc. (a)	2,128	104,698
QIAGEN N.V. (a)	5,771	102,377
Life Sciences Tools & Services Total		207,075
Pharmaceuticals — 6.1%
Allergan, Inc.	2,233	148,561
Novo Nordisk A/S, ADR	1,586	156,126
Pharmaceuticals Total		304,687
HEALTH CARE TOTAL		1,096,564
INDUSTRIALS — 4.8%
Aerospace & Defense — 2.0%
Precision Castparts Corp.	770	98,059
Aerospace & Defense Total		98,059
Air Freight & Logistics — 2.8%
Expeditors International of Washington, Inc.	3,046	140,817
Air Freight & Logistics Total		140,817
INDUSTRIALS TOTAL		238,876
INFORMATION TECHNOLOGY — 34.8%
Communications Equipment — 4.6%
F5 Networks, Inc. (a)	694	72,044
QUALCOMM, Inc.	3,509	158,326
Communications Equipment Total		230,370
Computers & Peripherals — 8.7%
Apple, Inc. (a)	793	225,014
EMC Corp. (a)	10,200	207,162
Computers & Peripherals Total		432,176
Internet Software & Services — 10.6%
Akamai Technologies, Inc. (a)	2,960	148,533
Baidu, Inc./China, ADR (a)	2,020	207,292
Google, Inc., Class A (a)	326	171,408
Internet Software & Services Total		527,233

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 7.8%
Cognizant Technology Solutions Corp., Class A (a)	2,810	181,160
MasterCard, Inc., Class A	937	209,888
IT Services Total		391,048
Software — 3.1%
Salesforce.com, Inc. (a)	1,380	154,284
Software Total		154,284
INFORMATION TECHNOLOGY TOTAL		1,735,111
MATERIALS — 3.4%
Chemicals — 3.4%
Praxair, Inc.	1,910	172,397
Chemicals Total		172,397
MATERIALS TOTAL		172,397

Total Common Stocks (cost of $4,155,585)		5,011,214

Total Investments — 100.5% (cost of $4,155,585) (b)(c)		5,011,214

Other Assets & Liabilities, Net — (0.5)%		(25,724)

Net Assets — 100.0%		4,985,490

3

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund’s portfolio as of September 30, 2010.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $4,155,585.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$956,497	$(100,868)	$855,629

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 9.3%
Diversified Consumer Services — 0.5%
Regis Corp.	70,152	1,342,008
Diversified Consumer Services Total		1,342,008
Hotels, Restaurants & Leisure — 1.7%
Benihana, Inc., Class A (a)	111,902	849,336
Bob Evans Farms, Inc.	48,881	1,372,090
CEC Entertainment, Inc. (a)	25,938	890,451
Jack in the Box, Inc. (a)	38,870	833,373
Red Robin Gourmet Burgers, Inc. (a)	42,543	834,268
Hotels, Restaurants & Leisure Total		4,779,518
Household Durables — 1.0%
American Greetings Corp., Class A	49,390	918,160
Cavco Industries, Inc. (a)	26,707	959,048
CSS Industries, Inc.	51,547	891,248
Household Durables Total		2,768,456
Leisure Equipment & Products — 0.5%
JAKKS Pacific, Inc. (a)	76,755	1,353,958
Leisure Equipment & Products Total		1,353,958
Media — 0.5%
Scholastic Corp.	45,628	1,269,371
Media Total		1,269,371
Specialty Retail — 4.8%
America’s Car-Mart, Inc. (a)	38,048	958,049
Christopher & Banks Corp.	130,149	1,029,479
Finish Line, Inc., Class A	82,780	1,151,470
Foot Locker, Inc.	87,901	1,277,201
GameStop Corp., Class A (a)	54,200	1,068,282
Men’s Wearhouse, Inc.	54,291	1,291,583
OfficeMax, Inc. (a)	81,733	1,069,885
Pacific Sunwear of California, Inc. (a)	434,462	2,272,236
Rent-A-Center, Inc.	84,146	1,883,187
Shoe Carnival, Inc. (a)	63,790	1,289,834
Specialty Retail Total		13,291,206
Textiles, Apparel & Luxury Goods — 0.3%
Movado Group, Inc. (a)	86,435	940,413
Textiles, Apparel & Luxury Goods Total		940,413
CONSUMER DISCRETIONARY TOTAL		25,744,930
CONSUMER STAPLES — 1.5%
Food & Staples Retailing — 0.8%
Ruddick Corp.	40,810	1,415,291

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Spartan Stores, Inc.	63,040	914,080
Food & Staples Retailing Total		2,329,371
Food Products — 0.7%
Fresh Del Monte Produce, Inc. (a)	87,429	1,897,209
Food Products Total		1,897,209
CONSUMER STAPLES TOTAL		4,226,580
ENERGY — 6.2%
Energy Equipment & Services — 3.0%
Cal Dive International, Inc. (a)	146,250	799,988
Dawson Geophysical Co. (a)	35,413	943,756
Gulf Island Fabrication, Inc.	67,494	1,228,391
Matrix Service Co. (a)	74,621	652,934
Patterson-UTI Energy, Inc.	79,340	1,355,127
T-3 Energy Services, Inc. (a)	39,035	1,020,765
TGC Industries, Inc. (a)	135,329	519,663
Tidewater, Inc.	23,543	1,054,962
Union Drilling, Inc. (a)	152,206	681,883
Energy Equipment & Services Total		8,257,469
Oil, Gas & Consumable Fuels — 3.2%
Berry Petroleum Co., Class A	36,490	1,157,828
Bill Barrett Corp. (a)	34,780	1,252,080
Forest Oil Corp. (a)	29,890	887,733
Holly Corp.	31,550	907,062
International Coal Group, Inc. (a)	180,157	958,435
Stone Energy Corp. (a)	80,982	1,192,865
Swift Energy Co. (a)	52,208	1,466,001
World Fuel Services Corp.	40,810	1,061,468
Oil, Gas & Consumable Fuels Total		8,883,472
ENERGY TOTAL		17,140,941
FINANCIALS — 32.1%
Capital Markets — 3.3%
Federated Investors, Inc., Class B	29,871	679,864
GFI Group, Inc.	184,392	855,579
International Assets Holding Corp. (a)	74,860	1,354,966
Investment Technology Group, Inc. (a)	101,698	1,446,145
Knight Capital Group, Inc., Class A (a)	141,800	1,756,902
Mass Financial Corp., Class A (a)	90,438	673,763
optionsXpress Holdings, Inc. (a)	70,791	1,087,350
Piper Jaffray Companies, Inc. (a)	41,764	1,216,585
Capital Markets Total		9,071,154

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 7.6%
Ameris Bancorp (a)	117,355	1,097,269
BancFirst Corp.	32,764	1,325,632
BancTrust Financial Group, Inc. (a)	79,358	242,836
Bryn Mawr Bank Corp.	67,371	1,160,129
Chemical Financial Corp.	87,849	1,813,203
Columbia Banking System, Inc.	85,508	1,680,232
Community Trust Bancorp, Inc.	52,339	1,417,864
First Citizens BancShares, Inc., Class A	11,151	2,065,946
First Commonwealth Financial Corp.	277,698	1,513,454
First Financial Corp.	58,398	1,722,741
First National Bank of Alaska	375	711,000
Hancock Holding Co.	42,842	1,288,259
Investors Bancorp, Inc. (a)	82,473	976,480
Merchants Bancshares, Inc.	52,476	1,308,751
Northfield Bancorp, Inc.	87,968	951,814
Northrim BanCorp, Inc.	58,529	971,581
West Coast Bancorp (a)	345,225	787,113
Commercial Banks Total		21,034,304
Consumer Finance — 0.6%
Cash America International, Inc.	51,549	1,804,215
Consumer Finance Total		1,804,215
Diversified Financial Services — 0.5%
Medallion Financial Corp.	98,249	765,360
Pico Holdings, Inc. (a)	22,047	658,323
Diversified Financial Services Total		1,423,683
Insurance — 9.5%
Allied World Assurance Holdings Ltd.	20,120	1,138,591
American Safety Insurance Holdings Ltd. (a)	73,019	1,193,130
Argo Group International Holdings Ltd.	46,300	1,608,462
Baldwin & Lyons, Inc., Class B	50,585	1,287,388
CNA Surety Corp. (a)	90,316	1,618,463
eHealth, Inc. (a)	143,042	1,848,103
EMC Insurance Group, Inc.	56,894	1,212,980
FBL Financial Group, Inc., Class A	57,516	1,494,266
First Mercury Financial Corp.	123,619	1,246,080
Global Indemnity PLC (a)	154,570	2,480,848
Hanover Insurance Group, Inc.	21,110	992,170
Harleysville Group, Inc.	29,743	975,273
Horace Mann Educators Corp.	112,258	1,995,947

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
National Western Life Insurance Co., Class A	5,687	800,047
Navigators Group, Inc. (a)	41,370	1,846,343
Safety Insurance Group, Inc.	43,636	1,833,585
Stewart Information Services Corp.	71,863	813,489
United Fire & Casualty Co.	87,542	1,856,766
Insurance Total		26,241,931
Real Estate Investment Trusts (REITs) — 5.4%
Chesapeake Lodging Trust	17,090	279,593
DCT Industrial Trust, Inc.	289,418	1,386,312
DiamondRock Hospitality Co. (a)	176,482	1,674,814
Franklin Street Properties Corp.	94,260	1,170,709
Getty Realty Corp.	42,057	1,128,389
National Health Investors, Inc.	31,947	1,407,585
Potlatch Corp.	49,459	1,681,606
Starwood Property Trust, Inc.	88,284	1,754,203
Sunstone Hotel Investors, Inc. (a)	103,328	937,185
Terreno Realty Corp. (a)	62,740	1,143,123
Universal Health Realty Income Trust	34,008	1,170,215
Urstadt Biddle Properties, Inc., Class A	72,593	1,312,482
Real Estate Investment Trusts (REITs) Total		15,046,216
Real Estate Management & Development — 0.4%
Avatar Holdings, Inc. (a)	54,337	1,036,750
Real Estate Management & Development Total		1,036,750
Thrifts & Mortgage Finance — 4.8%
Bank Mutual Corp.	249,767	1,296,291
BankFinancial Corp.	152,195	1,395,628
Beneficial Mutual Bancorp, Inc. (a)	157,865	1,416,049
Brookline Bancorp, Inc.	174,222	1,738,735
Clifton Savings Bancorp, Inc.	93,693	805,760
ESSA Bancorp, Inc.	82,320	974,669
Home Federal Bancorp, Inc.	121,617	1,480,079
TrustCo Bank Corp. NY	160,129	890,317
United Financial Bancorp, Inc.	70,441	951,658
Washington Federal, Inc.	80,140	1,222,936

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Westfield Financial, Inc.	161,100	1,256,580
Thrifts & Mortgage Finance Total		13,428,702
FINANCIALS TOTAL		89,086,955
HEALTH CARE — 7.7%
Biotechnology — 0.4%
Martek Biosciences Corp. (a)	45,620	1,032,381
Biotechnology Total		1,032,381
Health Care Equipment & Supplies — 2.8%
Analogic Corp.	18,160	815,021
Angiodynamics, Inc. (a)	59,830	911,809
Cantel Medical Corp.	60,865	986,013
ICU Medical, Inc. (a)	24,631	918,490
Kensey Nash Corp. (a)	47,905	1,383,975
Medical Action Industries, Inc. (a)	91,590	828,890
Symmetry Medical, Inc. (a)	103,588	998,588
Young Innovations, Inc.	27,996	800,966
Health Care Equipment & Supplies Total		7,643,752
Health Care Providers & Services — 4.1%
AmSurg Corp. (a)	59,091	1,032,911
Centene Corp. (a)	36,920	870,943
Healthspring, Inc. (a)	89,608	2,315,471
Kindred Healthcare, Inc. (a)	90,361	1,176,500
Magellan Health Services, Inc. (a)	31,010	1,464,912
MedCath Corp. (a)	110,490	1,112,634
NovaMed, Inc. (a)	63,865	618,852
Owens & Minor, Inc.	38,445	1,094,145
Triple-S Management Corp., Class B (a)	50,134	844,758
U.S. Physical Therapy, Inc. (a)	51,145	855,144
Health Care Providers & Services Total		11,386,270
Pharmaceuticals — 0.4%
Medicis Pharmaceutical Corp., Class A	41,540	1,231,661
Pharmaceuticals Total		1,231,661
HEALTH CARE TOTAL		21,294,064
INDUSTRIALS — 17.6%
Aerospace & Defense — 1.8%
AAR Corp. (a)	46,475	867,223
Ceradyne, Inc. (a)	53,706	1,254,035
Esterline Technologies Corp. (a)	21,798	1,247,500
Ladish Co., Inc. (a)	51,259	1,595,693
Aerospace & Defense Total		4,964,451

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.3%
Pacer International, Inc. (a)	134,239	810,803
Air Freight & Logistics Total		810,803
Airlines — 0.3%
Skywest, Inc.	62,313	869,889
Airlines Total		869,889
Building Products — 1.6%
A.O. Smith Corp.	20,230	1,171,115
Ameron International Corp.	20,633	1,402,219
Lennox International, Inc.	19,235	801,907
Universal Forest Products, Inc.	31,785	929,711
Building Products Total		4,304,952
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	43,880	947,369
Consolidated Graphics, Inc. (a)	32,216	1,335,353
Ennis, Inc.	57,452	1,027,816
G&K Services, Inc., Class A	40,446	924,596
United Stationers, Inc. (a)	23,425	1,253,472
Commercial Services & Supplies Total		5,488,606
Construction & Engineering — 2.9%
Comfort Systems USA, Inc.	84,424	905,869
Dycom Industries, Inc. (a)	116,070	1,159,539
EMCOR Group, Inc. (a)	64,555	1,587,407
KBR, Inc.	52,573	1,295,399
KHD Humboldt Wedag International AG	55,907	456,871
Layne Christensen Co. (a)	39,256	1,016,338
Pike Electric Corp. (a)	98,595	717,772
Sterling Construction Co., Inc. (a)	68,812	851,893
Construction & Engineering Total		7,991,088
Electrical Equipment — 1.3%
Belden, Inc.	46,137	1,217,094
Broadwind Energy, Inc. (a)	584,678	1,093,348
GrafTech International Ltd. (a)	85,219	1,331,973
Electrical Equipment Total		3,642,415
Machinery — 3.4%
Astec Industries, Inc. (a)	33,249	948,594
CIRCOR International, Inc.	32,880	1,039,008
EnPro Industries, Inc. (a)	44,618	1,395,651
FreightCar America, Inc.	37,020	910,692

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Harsco Corp.	30,944	760,604
Kadant, Inc. (a)	62,983	1,191,009
LB Foster Co., Class A (a)	30,882	893,725
Mueller Industries, Inc.	51,701	1,369,559
Robbins & Myers, Inc.	37,803	1,012,364
Machinery Total		9,521,206
Marine — 0.3%
Diana Shipping, Inc. (a)	68,980	876,046
Marine Total		876,046
Professional Services — 1.5%
CDI Corp.	60,172	777,422
FTI Consulting, Inc. (a)	22,900	794,401
Kforce, Inc. (a)	51,955	712,823
Korn/Ferry International (a)	61,684	1,020,253
LECG Corp. (a)	118,321	130,153
Navigant Consulting, Inc. (a)	64,780	753,392
Professional Services Total		4,188,444
Road & Rail — 1.3%
Heartland Express, Inc.	62,403	927,933
Ryder System, Inc.	24,770	1,059,413
Werner Enterprises, Inc.	83,778	1,716,611
Road & Rail Total		3,703,957
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	37,098	1,135,199
Kaman Corp.	46,911	1,229,537
Trading Companies & Distributors Total		2,364,736
INDUSTRIALS TOTAL		48,726,593
INFORMATION TECHNOLOGY — 12.9%
Communications Equipment — 2.2%
Anaren, Inc. (a)	57,322	962,437
Bel Fuse, Inc., Class B	35,598	741,150
Black Box Corp.	38,619	1,238,125
Plantronics, Inc.	34,053	1,150,310
Symmetricom, Inc. (a)	150,008	858,046
Tekelec (a)	80,720	1,046,131
Communications Equipment Total		5,996,199
Electronic Equipment, Instruments & Components — 3.5%
Anixter International, Inc. (a)	28,147	1,519,657
Benchmark Electronics, Inc. (a)	91,731	1,504,388
Brightpoint, Inc. (a)	130,477	912,034
CTS Corp.	98,272	945,377

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electro Scientific Industries, Inc. (a)	64,875	720,761
Littelfuse, Inc. (a)	28,810	1,258,997
Methode Electronics, Inc.	94,906	861,746
MTS Systems Corp.	33,106	1,026,286
NAM TAI Electronics, Inc. (a)	190,367	879,496
Electronic Equipment, Instruments & Components Total		9,628,742
Internet Software & Services — 1.0%
InfoSpace, Inc. (a)	97,490	844,263
United Online, Inc.	167,230	956,556
ValueClick, Inc. (a)	71,740	938,359
Internet Software & Services Total		2,739,178
IT Services — 2.5%
Acxiom Corp. (a)	67,935	1,077,449
CACI International, Inc., Class A (a)	26,993	1,221,703
CSG Systems International, Inc. (a)	58,089	1,058,963
MAXIMUS, Inc.	17,219	1,060,346
MoneyGram International, Inc. (a)	459,775	1,121,851
TeleTech Holdings, Inc. (a)	90,260	1,339,458
IT Services Total		6,879,770
Semiconductors & Semiconductor Equipment — 2.1%
Amkor Technology, Inc. (a)	135,808	892,259
ATMI, Inc. (a)	54,785	814,105
Integrated Device Technology, Inc. (a)	134,280	785,538
MKS Instruments, Inc. (a)	37,900	681,442
Tessera Technologies, Inc. (a)	41,270	763,495
Varian Semiconductor Equipment Associates, Inc. (a)	22,448	646,053
Verigy Ltd. (a)	73,441	597,075
Zoran Corp. (a)	102,237	781,091
Semiconductors & Semiconductor Equipment Total		5,961,058
Software — 1.6%
Compuware Corp. (a)	95,440	814,104
Jack Henry & Associates, Inc.	28,590	729,045
Monotype Imaging Holdings, Inc. (a)	88,454	809,354
Parametric Technology Corp. (a)	44,733	874,083

8

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Progress Software Corp. (a)	37,081	1,227,381
Software Total		4,453,967
INFORMATION TECHNOLOGY TOTAL		35,658,914
MATERIALS — 7.0%
Chemicals — 2.3%
H.B. Fuller Co.	89,645	1,781,246
Minerals Technologies, Inc.	25,010	1,473,589
OM Group, Inc. (a)	97,179	2,927,032
Chemicals Total		6,181,867
Construction Materials — 0.2%
Eagle Materials, Inc.	24,671	584,703
Construction Materials Total		584,703
Containers & Packaging — 2.2%
Greif, Inc., Class A	18,429	1,084,362
Greif, Inc., Class B	48,795	2,800,833
Packaging Corp. of America	37,306	864,380
Silgan Holdings, Inc.	43,410	1,376,097
Containers & Packaging Total		6,125,672
Metals & Mining — 2.3%
Carpenter Technology Corp.	23,510	792,522
Haynes International, Inc.	37,123	1,296,335
Olympic Steel, Inc.	48,327	1,111,038
RTI International Metals, Inc. (a)	35,920	1,099,870
Terra Nova Royalty Corp. (a)	57,350	427,831
Thompson Creek Metals Co., Inc. (a)	157,100	1,693,538
Metals & Mining Total		6,421,134
MATERIALS TOTAL		19,313,376
TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 0.3%
Warwick Valley Telephone Co.	58,534	833,524
Diversified Telecommunication Services Total		833,524
Wireless Telecommunication Services — 1.2%
NTELOS Holdings Corp.	75,823	1,282,925
Shenandoah Telecommunications Co.	51,102	928,524
Syniverse Holdings, Inc. (a)	48,934	1,109,334
Wireless Telecommunication Services Total		3,320,783
TELECOMMUNICATION SERVICES TOTAL		4,154,307
UTILITIES — 3.9%
Electric Utilities — 1.1%
ALLETE, Inc.	45,929	1,673,194

9

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
MGE Energy, Inc.	39,497	1,563,686
Electric Utilities Total		3,236,880
Gas Utilities — 1.2%
Laclede Group, Inc.	38,431	1,322,795
Nicor, Inc.	43,080	1,973,926
Gas Utilities Total		3,296,721
Multi-Utilities — 1.6%
Avista Corp.	76,165	1,590,325
CH Energy Group, Inc.	29,015	1,281,302
NorthWestern Corp.	53,560	1,526,460
Multi-Utilities Total		4,398,087
UTILITIES TOTAL		10,931,688

Total Common Stocks (cost of $300,158,808)		276,278,348

	Par ($)
Short-Term Obligation — 0.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $651,888 (repurchase proceeds $634,004)	634,000	634,000

Total Short-Term Obligation (cost of $634,000)		634,000

Total Investments — 99.9% (cost of $300,792,808) (b)(c)		276,912,348

Other Assets & Liabilities, Net — 0.1%		234,356

Net Assets — 100.0%		277,146,704

10

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the

Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$25,744,930	$—	$—	$25,744,930
Consumer Staples	4,226,580	—	—	4,226,580
Energy	17,140,941	—	—	17,140,941
Financials	89,086,955	—	—	89,086,955
Health Care	21,294,064	—	—	21,294,064
Industrials	48,269,722	456,871	—	48,726,593
Information Technology	35,658,914	—	—	35,658,914
Materials	19,313,376	—	—	19,313,376
Telecommunication Services	4,154,307	—	—	4,154,307
Utilities	10,931,688	—	—	10,931,688
Total Common Stocks	275,821,477	456,871	—	276,278,348
Total Short-Term Obligation	—	634,000	—	634,000
Total Investments	$275,821,477	$1,090,871	$—	$276,912,348

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $300,792,808.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$26,917,215	$(50,797,675)	$(23,880,460)

12

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.2%
CONSUMER DISCRETIONARY — 18.8%
Auto Components — 1.7%
Cooper Tire & Rubber Co.	40,175	788,635
Auto Components Total		788,635
Diversified Consumer Services — 1.7%
Capella Education Co. (a)	4,910	381,114
Grand Canyon Education, Inc. (a)	19,270	422,591
Diversified Consumer Services Total		803,705
Hotels, Restaurants & Leisure — 2.4%
Bally Technologies, Inc. (a)	8,425	294,454
BJ’s Restaurants, Inc. (a)	16,710	470,554
Home Inns & Hotels Management, Inc., ADR (a)	7,685	379,946
Hotels, Restaurants & Leisure Total		1,144,954
Household Durables — 2.6%
Tempur-Pedic International, Inc. (a)	30,055	931,705
Tupperware Brands Corp.	6,335	289,890
Household Durables Total		1,221,595
Internet & Catalog Retail — 1.6%
HSN, Inc. (a)	15,590	466,141
Shutterfly, Inc. (a)	11,277	293,089
Internet & Catalog Retail Total		759,230
Leisure Equipment & Products — 0.6%
Polaris Industries, Inc.	4,510	293,601
Leisure Equipment & Products Total		293,601
Media — 1.4%
Imax Corp. (a)	19,730	332,648
Knology, Inc. (a)	22,582	303,276
Media Total		635,924
Multiline Retail — 0.6%
Gordmans Stores, Inc. (a)	24,865	287,191
Multiline Retail Total		287,191
Specialty Retail — 2.5%
Jo-Ann Stores, Inc. (a)	7,825	348,604
Pier 1 Imports, Inc. (a)	52,870	433,005
Vitamin Shoppe, Inc. (a)	13,336	366,073
Specialty Retail Total		1,147,682
Textiles, Apparel & Luxury Goods — 3.7%
CROCS, Inc. (a)	42,535	553,381
Deckers Outdoor Corp. (a)	5,420	270,783
Lululemon Athletica, Inc. (a)	13,505	603,944

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Warnaco Group, Inc. (a)	5,710	291,952
Textiles, Apparel & Luxury Goods Total		1,720,060
CONSUMER DISCRETIONARY TOTAL		8,802,577
CONSUMER STAPLES — 1.7%
Food Products — 0.4%
Darling International, Inc. (a)	23,962	204,156
Food Products Total		204,156
Personal Products — 1.3%
Elizabeth Arden, Inc. (a)	14,530	290,455
Nu Skin Enterprises, Inc., Class A	10,520	302,976
Personal Products Total		593,431
CONSUMER STAPLES TOTAL		797,587
ENERGY — 5.1%
Energy Equipment & Services — 2.0%
Complete Production Services, Inc. (a)	23,900	488,755
Pioneer Drilling Co. (a)	25,226	160,942
Tetra Technologies, Inc. (a)	30,200	308,040
Energy Equipment & Services Total		957,737
Oil, Gas & Consumable Fuels — 3.1%
Comstock Resources, Inc. (a)	4,520	101,655
Energy XXI Bermuda Ltd. (a)	21,300	492,243
Oasis Petroleum, Inc. (a)	12,640	244,837
Resolute Energy Corp. (a)	24,345	269,256
World Fuel Services Corp.	13,260	344,892
Oil, Gas & Consumable Fuels Total		1,452,883
ENERGY TOTAL		2,410,620
FINANCIALS — 5.4%
Capital Markets — 0.9%
Stifel Financial Corp. (a)	8,851	409,713
Capital Markets Total		409,713
Commercial Banks — 1.7%
Center Financial Corp. (a)	47,340	240,960
Signature Bank (a)	14,420	560,073
Commercial Banks Total		801,033
Consumer Finance — 0.7%
EZCORP, Inc., Class A (a)	14,980	300,199
Consumer Finance Total		300,199

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.1%
Portfolio Recovery Associates, Inc. (a)	8,213	530,971
Diversified Financial Services Total		530,971
Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging Trust, Inc. (a)	43,000	197,800
Tanger Factory Outlet Centers	5,860	276,240
Real Estate Investment Trusts (REITs) Total		474,040
FINANCIALS TOTAL		2,515,956
HEALTH CARE — 21.5%
Biotechnology — 4.0%
Acorda Therapeutics, Inc. (a)	7,500	247,650
Alexion Pharmaceuticals, Inc. (a)	3,572	229,894
Cubist Pharmaceuticals, Inc. (a)	11,440	267,581
Halozyme Therapeutics, Inc. (a)	25,790	198,841
Human Genome Sciences, Inc. (a)	9,010	268,408
Incyte Corp. Ltd. (a)	18,815	300,852
Momenta Pharmaceuticals, Inc. (a)	80	1,204
Onyx Pharmaceuticals, Inc. (a)	13,894	366,524
Seattle Genetics, Inc. (a)	7	109
Biotechnology Total		1,881,063
Health Care Equipment & Supplies — 5.7%
American Medical Systems Holdings, Inc. (a)	3,370	65,985
Cutera, Inc. (a)	15,770	127,737
DexCom, Inc. (a)	18,090	239,150
ICU Medical, Inc. (a)	6,710	250,216
Insulet Corp. (a)	16,960	239,814
Masimo Corp.	20,788	567,720
NuVasive, Inc. (a)	16,359	574,855
Syneron Medical Ltd. (a)	14,560	144,435
Thoratec Corp. (a)	11,705	432,851
Health Care Equipment & Supplies Total		2,642,763
Health Care Providers & Services — 5.3%
Brookdale Senior Living, Inc. (a)	19,010	310,053
Catalyst Health Solutions, Inc. (a)	8,833	311,010
HMS Holdings Corp. (a)	6,740	397,256
IPC The Hospitalist Co., Inc. (a)	19,055	520,583
LHC Group, Inc. (a)	10,000	231,900
Mednax, Inc. (a)	7,760	413,608
PSS World Medical, Inc. (a)	13,590	290,554
Health Care Providers & Services Total		2,474,964

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 2.3%
Medidata Solutions, Inc. (a)	14,245	273,504
Omnicell, Inc. (a)	34,760	454,661
Quality Systems, Inc.	5,250	348,127
Health Care Technology Total		1,076,292
Life Sciences Tools & Services — 0.7%
ICON PLC, ADR (a)	14,490	313,274
Life Sciences Tools & Services Total		313,274
Pharmaceuticals — 3.5%
Ardea Biosciences, Inc. (a)	11,010	253,230
Auxilium Pharmaceuticals, Inc. (a)	9,480	234,914
Impax Laboratories, Inc. (a)	23,600	467,280
MAP Pharmaceuticals, Inc. (a)	12,570	192,321
Salix Pharmaceuticals Ltd. (a)	12,790	508,019
Pharmaceuticals Total		1,655,764
HEALTH CARE TOTAL		10,044,120
INDUSTRIALS — 17.4%
Aerospace & Defense — 0.8%
LMI Aerospace, Inc. (a)	23,157	368,659
Aerospace & Defense Total		368,659
Air Freight & Logistics — 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	6,420	322,926
Forward Air Corp.	10,320	268,320
Air Freight & Logistics Total		591,246
Airlines — 0.6%
Alaska Air Group, Inc. (a)	5,860	299,036
Airlines Total		299,036
Commercial Services & Supplies — 0.9%
Tetra Tech, Inc. (a)	19,560	410,173
Commercial Services & Supplies Total		410,173
Construction & Engineering — 1.5%
Great Lakes Dredge & Dock Corp.	76,283	443,204
Sterling Construction Co., Inc. (a)	20,520	254,038
Construction & Engineering Total		697,242
Electrical Equipment — 2.0%
Baldor Electric Co.	15,530	627,412
II-VI, Inc. (a)	8,187	305,621
Electrical Equipment Total		933,033
Machinery — 4.5%
Actuant Corp., Class A	9,785	224,664

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
ArvinMeritor, Inc. (a)	33,690	523,543
Columbus McKinnon Corp. (a)	19,685	326,574
Lindsay Corp.	5,010	217,033
Nordson Corp.	3,060	225,491
Robbins & Myers, Inc.	13,040	349,211
Tennant Co.	8,515	263,114
Machinery Total		2,129,630
Marine — 0.6%
Kirby Corp. (a)	7,220	289,233
Marine Total		289,233
Professional Services — 1.6%
Advisory Board Co. (a)	8,410	371,301
Korn/Ferry International (a)	23,531	389,203
Professional Services Total		760,504
Road & Rail — 3.1%
Dollar Thrifty Automotive Group, Inc. (a)	6,945	348,222
Genesee & Wyoming, Inc., Class A (a)	6,940	301,126
Landstar System, Inc.	7,200	278,064
Old Dominion Freight Line, Inc. (a)	10,102	256,793
Roadrunner Transportation Systems, Inc. (a)	25,640	277,938
Road & Rail Total		1,462,143
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc. (a)	15,185	221,246
Trading Companies & Distributors Total		221,246
INDUSTRIALS TOTAL		8,162,145
INFORMATION TECHNOLOGY — 25.4%
Communications Equipment — 1.7%
Aruba Networks, Inc. (a)	30,910	659,619
Infinera Corp. (a)	12,623	147,311
Communications Equipment Total		806,930
Internet Software & Services — 3.5%
LogMeIn, Inc. (a)	13,265	477,275
OpenTable, Inc. (a)	11,295	768,963
VistaPrint NV (a)	9,980	385,727
Internet Software & Services Total		1,631,965
IT Services — 4.1%
ExlService Holdings, Inc. (a)	15,560	302,642
Gartner, Inc. (a)	14,880	438,067
VeriFone Systems, Inc. (a)	25,110	780,168

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Wright Express Corp. (a)	11,470	409,594
IT Services Total		1,930,471
Semiconductors & Semiconductor Equipment — 5.0%
Cavium Networks, Inc. (a)	9,670	278,109
Cirrus Logic, Inc. (a)	12,560	224,070
Entropic Communications, Inc. (a)	54,935	527,376
OmniVision Technologies, Inc. (a)	16,165	372,442
SunPower Corp., Class A (a)	23,605	339,912
Veeco Instruments, Inc. (a)	8,080	281,750
Volterra Semiconductor Corp. (a)	14,395	309,780
Semiconductors & Semiconductor Equipment Total		2,333,439
Software — 11.1%
Advent Software, Inc. (a)	8,400	438,396
AutoNavi Holdings Ltd., ADR (a)	6,870	120,225
BroadSoft, Inc. (a)	17,977	155,681
Concur Technologies, Inc. (a)	9,524	470,866
Fortinet, Inc. (a)	12,630	315,750
Informatica Corp. (a)	10,160	390,246
Netscout Systems, Inc. (a)	10,503	215,416
RealPage, Inc. (a)	10,448	199,348
Solera Holdings, Inc.	6,400	282,624
Sourcefire, Inc. (a)	12,180	351,271
SuccessFactors, Inc. (a)	28,424	713,727
Taleo Corp., Class A (a)	14,880	431,371
TIBCO Software, Inc. (a)	45,300	803,622
VanceInfo Technologies, Inc., ADR (a)	9,200	297,528
Software Total		5,186,071
INFORMATION TECHNOLOGY TOTAL		11,888,876
MATERIALS — 3.9%
Chemicals — 1.4%
Solutia, Inc. (a)	23,470	375,989
STR Holdings, Inc. (a)	11,770	253,526
Chemicals Total		629,515
Containers & Packaging — 0.6%
Silgan Holdings, Inc.	8,680	275,156
Containers & Packaging Total		275,156
Metals & Mining — 1.9%
Stillwater Mining Co. (a)	27,550	463,942

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Thompson Creek Metals Co., Inc. (a)	40,445	435,997
Metals & Mining Total		899,939
MATERIALS TOTAL		1,804,610

Total Common Stocks (cost of $41,384,444)		46,426,491

	Par ($)
Short-Term Obligation — 2.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10, at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $1,222,963 (repurchase proceeds $1,197,007)	1,197,000	1,197,000

Total Short-Term Obligation (cost of $1,197,000)		1,197,000

Total Investments — 101.8% (cost of $42,581,444)(b)(c)		47,623,491

Other Assets & Liabilities, Net — (1.8)%		(843,013)

Net Assets — 100.0%		46,780,478

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$46,426,491	$—	$—	$46,426,491
Total Short-Term Obligation	—	1,197,000	—	1,197,000
Total Investments	$46,426,491	$1,197,000	$—	$47,623,491

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $42,581,444.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$6,309,658	$(1,267,611)	$5,042,047

	Acronym	Name

	ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Strategic Income Fund, Variable Series

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 54.4%
BASIC MATERIALS — 3.6%
Chemicals — 1.9%
Agricultural Chemicals — 0.3%
CF Industries, Inc.
	6.875% 05/01/18	170,000	182,962
			182,962
Chemicals-Diversified — 1.1%
Celanese U.S. Holdings LLC
	6.625% 10/15/18 (b)	8,000	8,180
Dow Chemical Co.
	5.900% 02/15/15	115,000	128,234
	8.550% 05/15/19	45,000	56,821
INEOS Finance PLC
	9.000% 05/15/15 (b)	85,000	88,719
INVISTA
	9.250% 05/01/12 (b)	72,000	72,900
Lyondell Chemical Co.
	8.000% 11/01/17 (b)	176,000	192,280
	11.000% 05/01/18	27,000	29,869
NOVA Chemicals Corp.
	8.375% 11/01/16	35,000	36,838
	8.625% 11/01/19	60,000	63,675
Solutia, Inc.
	8.750% 11/01/17	85,000	92,862
			770,378
Chemicals-Plastics — 0.4%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	260,000	254,800
			254,800
Chemicals-Specialty — 0.1%
MacDermid, Inc.
	9.500% 04/15/17 (b)	90,000	94,050
			94,050
Chemicals Total			1,302,190
Forest Products & Paper — 0.9%
Paper & Related Products — 0.9%
Cascades, Inc.
	7.750% 12/15/17	120,000	125,100
Domtar Corp.
	10.750% 06/01/17	65,000	80,925

1

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Georgia-Pacific LLC
8.000% 01/15/24	205,000	230,113
8.250% 05/01/16 (b)	65,000	72,231
PE Paper Escrow GmbH
12.000% 08/01/14 (b)	100,000	115,500
		623,869
Forest Products & Paper Total		623,869
Iron/Steel — 0.4%
Steel-Producers — 0.4%
ArcelorMittal
7.000% 10/15/39	105,000	107,265
Russel Metals, Inc.
6.375% 03/01/14	75,000	74,063
United States Steel Corp.
7.000% 02/01/18	60,000	61,200
		242,528
Iron/Steel Total		242,528
Metals & Mining — 0.4%
Diversified Minerals — 0.1%
Teck Resources Ltd.
10.750% 05/15/19	60,000	75,558
		75,558
Metal-Aluminum — 0.0%
Novelis, Inc/GA
7.250% 02/15/15	19,000	19,332
		19,332
Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	40,000	44,650
Vedanta Resources PLC
9.500% 07/18/18 (b)	100,000	108,000
		152,650
Metals & Mining Total		247,540
BASIC MATERIALS TOTAL		2,416,127
COMMUNICATIONS — 12.4%
Advertising — 0.6%
Advertising Agencies — 0.3%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	25,000	26,563

2

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	10.000% 07/15/17	150,000	175,125
			201,688
Advertising Services — 0.3%
inVentiv Health, Inc.
	10.000% 08/15/18 (b)	135,000	134,156
Visant Corp.
	10.000% 10/01/17 (b)	95,000	99,275
			233,431
Advertising Total			435,119
Media — 4.4%
Broadcast Services/Programs — 0.5%
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	210,000	224,175
Liberty Media LLC
	8.250% 02/01/30	95,000	91,675
			315,850
Cable TV — 2.2%
Cablevision Systems Corp.
	8.625% 09/15/17 (b)	110,000	121,000
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	105,339	125,090
CCO Holdings LLC/CCO Holdings Capital Corp.
	7.250% 10/30/17 (b)	72,000	72,990
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (b)	80,000	84,400
Comcast Corp.
	6.950% 08/15/37	110,000	128,985
CSC Holdings LLC
	8.500% 06/15/15	45,000	49,163
DirecTV Holdings LLC
	3.125% 02/15/16	340,000	343,310
	6.375% 06/15/15	10,000	10,350
DISH DBS Corp.
	7.875% 09/01/19	275,000	295,969
Insight Communications Co., Inc.
	9.375% 07/15/18 (b)	55,000	58,437
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19	50,000	51,750
Time Warner Cable, Inc.
	3.500% 02/01/15	10,000	10,496

3

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	5.000% 02/01/20	14,000	14,993
	5.850% 05/01/17	15,000	17,103
	7.300% 07/01/38	75,000	92,126
			1,476,162
Multimedia — 0.3%
Entravision Communications Corp.
	8.750% 08/01/17 (b)	155,000	158,100
News America, Inc.
	6.400% 12/15/35	20,000	22,179
	6.550% 03/15/33	40,000	44,646
			224,925
Publishing-Newspapers — 0.1%
Gannett Co., Inc.
	6.375% 09/01/15 (b)	50,000	49,437
			49,437
Radio — 0.6%
CMP Susquehanna Corp.
	3.430% 05/15/14 (11/10/10) (c)(d)(e)	12,000	7,080
Salem Communications Corp.
	9.625% 12/15/16	145,000	154,063
Sirius XM Radio, Inc.
	8.750% 04/01/15 (b)	90,000	95,625
	9.750% 09/01/15 (b)	145,000	159,681
			416,449
Television — 0.7%
Belo Corp.
	8.000% 11/15/16	65,000	69,469
Gray Television, Inc.
	10.500% 06/29/15	114,000	113,858
Sinclair Television Group, Inc.
	8.375% 10/15/18 (b)(f)	40,000	40,300
	9.250% 11/01/17 (b)	185,000	198,412
Umbrella Acquisition, Inc.
	PIK,
	9.750% 03/15/15 (03/15/12) (b)(d)(e)	21,050	20,155
			442,194
Media Total			2,925,017

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 7.4%
Cellular Telecommunications — 1.7%
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	80,000	90,468
	8.500% 11/15/18	30,000	40,849
MetroPCS Wireless, Inc.
	7.875% 09/01/18	135,000	139,050
Nextel Communications, Inc.
	7.375% 08/01/15	430,000	432,150
NII Capital Corp.
	10.000% 08/15/16	50,000	56,875
United States Cellular Corp.
	6.700% 12/15/33	60,000	62,989
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)	250,000	280,156
			1,102,537
Media — 0.8%
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (f)	155,000	153,864
	11.500% 05/01/16	145,000	164,575
Quebecor Media, Inc.
	7.750% 03/15/16	200,000	206,250
			524,689
Satellite Telecommunications — 0.4%
Intelsat Jackson Holdings SA
	7.250% 10/15/20 (b)	80,000	80,400
	11.250% 06/15/16	195,000	212,063
			292,463
Telecommunication Services — 1.1%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	105,000	113,225
Embarq Corp.
	7.995% 06/01/36	25,000	26,580
ITC Deltacom, Inc.
	10.500% 04/01/16	215,000	218,494
PAETEC Holding Corp.
	8.875% 06/30/17	136,000	142,120
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	45,000	49,500
Syniverse Technologies, Inc.
	7.750% 08/15/13	95,000	97,019
West Corp.
	11.000% 10/15/16	80,000	85,000
			731,938

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telephone-Integrated — 3.3%
AT&T, Inc.
	6.550% 02/15/39	135,000	157,001
BellSouth Corp.
	5.200% 09/15/14	65,000	73,095
British Telecommunications PLC
	5.950% 01/15/18	25,000	27,871
Cincinnati Bell, Inc.
	8.250% 10/15/17	130,000	131,300
Frontier Communications Corp.
	7.875% 01/15/27	200,000	202,000
Level 3 Financing, Inc.
	8.750% 02/15/17	170,000	151,300
	9.250% 11/01/14	95,000	89,300
Qwest Communications International, Inc.
	7.500% 02/15/14	150,000	153,000
Qwest Corp.
	7.500% 10/01/14	80,000	90,400
	7.500% 06/15/23	170,000	170,850
Sprint Capital Corp.
	6.875% 11/15/28	95,000	86,925
Telefonica Emisiones SAU
	3.729% 04/27/15	175,000	183,006
	6.421% 06/20/16	95,000	111,347
Verizon New York, Inc.
	7.375% 04/01/32	115,000	135,696
Virgin Media Finance PLC
	9.500% 08/15/16	130,000	146,900
Windstream Corp.
	8.125% 09/01/18 (b)	50,000	51,750
	8.625% 08/01/16	205,000	216,788
			2,178,529

6

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Wireless Equipment — 0.1%
Crown Castle International Corp.
9.000% 01/15/15	70,000	77,175
		77,175
Telecommunication Services Total		4,907,331
COMMUNICATIONS TOTAL		8,267,467
CONSUMER CYCLICAL — 5.6%
Auto Manufacturers — 0.0%
Auto-Medium & Heavy Duty Trucks — 0.0%
Oshkosh Corp.
8.500% 03/01/20	7,000	7,578
		7,578
Auto Manufacturers Total		7,578
Auto Parts & Equipment — 0.3%
Auto/Truck Parts & Equipment-Original — 0.3%
Accuride Corp.
9.500% 08/01/18 (b)	25,000	26,250
Lear Corp.
7.875% 03/15/18	90,000	95,400
8.125% 03/15/20	10,000	10,688
Tenneco, Inc.
7.750% 08/15/18 (b)	16,000	16,400
TRW Automotive, Inc.
7.000% 03/15/14 (b)	75,000	79,125
		227,863
Auto Parts & Equipment Total		227,863
Distribution/Wholesale — 0.2%
Distribution/Wholesale — 0.2%
McJunkin Red Man Corp.
9.500% 12/15/16 (b)	171,000	150,480
		150,480
Distribution/Wholesale Total		150,480
Entertainment — 1.2%
Casino Services — 0.6%
FireKeepers Development Authority
13.875% 05/01/15 (b)	90,000	104,850
Shingle Springs Tribal Gaming Authority
9.375% 06/15/15 (b)	300,000	223,500
Tunica-Biloxi Gaming Authority
9.000% 11/15/15 (b)	45,000	40,668
		369,018

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Gambling (Non-Hotel) — 0.3%
Pinnacle Entertainment, Inc.
	8.625% 08/01/17	80,000	84,900
	8.750% 05/15/20	125,000	123,125
			208,025
Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (b)	120,000	126,000
Six Flags, Inc.
	9.625% 06/01/14 (b)(c)g)	95,000	—
			126,000
Theaters — 0.1%
AMC Entertainment, Inc.
	8.750% 06/01/19	65,000	68,494
			68,494
Entertainment Total			771,537
Home Builders — 0.8%
Building-Residential/Commercial — 0.8%
Beazer Homes USA, Inc.
	9.125% 06/15/18	102,000	95,497
D.R. Horton, Inc.
	5.625% 09/15/14	95,000	95,000
	5.625% 01/15/16	40,000	39,900
K. Hovnanian Enterprises, Inc.
	10.625% 10/15/16	100,000	100,125
KB Home
	5.875% 01/15/15	170,000	160,650
Ryland Group, Inc.
	8.400% 05/15/17	45,000	48,600
			539,772
Home Builders Total			539,772
Home Furnishings — 0.1%
Home Furnishings — 0.1%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15 (b)	60,000	62,700
			62,700
Home Furnishings Total			62,700

8

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Housewares — 0.1%
Housewares — 0.1%
Libbey Glass, Inc.
10.000% 02/15/15 (b)	95,000	102,125
		102,125
Housewares Total		102,125
Leisure Time — 0.2%
Cruise Lines — 0.2%
Royal Caribbean Cruises Ltd.
7.500% 10/15/27	145,000	136,300
		136,300
Leisure Time Total		136,300
Lodging — 1.4%
Casino Hotels — 0.7%
Harrah’s Operating Co., Inc.
11.250% 06/01/17	130,000	142,350
MGM Resorts International
11.375% 03/01/18	80,000	76,200
11.375% 03/01/18 (b)	60,000	57,150
Pokagon Gaming Authority
10.375% 06/15/14 (b)	80,000	83,500
Snoqualmie Entertainment Authority
9.125% 02/01/15 (b)	100,000	88,000
		447,200
Gambling (Non-Hotel) — 0.3%
Seminole Indian Tribe of Florida
6.535% 10/01/20 (b)	20,000	17,960
7.804% 10/01/20 (b)	185,000	173,821
		191,781
Hotels & Motels — 0.4%
Host Hotels & Resorts LP
6.750% 06/01/16	115,000	119,168
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	100,000	107,500
Wyndham Worldwide Corp.
6.000% 12/01/16	35,000	36,513
		263,181
Lodging Total		902,162
Retail — 1.2%
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.
8.500% 06/15/19	100,000	116,250
		116,250

9

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc.
11.375% 11/01/16	25,000	27,156
		27,156
Retail-Drug Stores — 0.2%
CVS Pass-Through Trust
8.353% 07/10/31 (b)	19,607	24,300
Rite Aid Corp.
8.000% 08/15/20 (b)	55,000	55,825
10.250% 10/15/19	35,000	36,444
		116,569
Retail-Mail Order — 0.1%
QVC, Inc.
7.125% 04/15/17 (b)	20,000	20,700
7.375% 10/15/20 (b)	15,000	15,525
7.500% 10/01/19 (b)	40,000	41,800
		78,025
Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Inc.
10.375% 10/15/15	30,000	31,500
PIK,
9.000% 10/15/15	38,000	39,472
		70,972
Retail-Propane Distributors — 0.2%
Inergy LP/Inergy Finance Corp.
8.250% 03/01/16	45,000	47,250
8.750% 03/01/15	85,000	91,694
		138,944
Retail-Restaurants — 0.1%
McDonald’s Corp.
5.700% 02/01/39	50,000	57,608
		57,608
Retail-Toy Store — 0.3%
Toys R US, Inc.
7.375% 10/15/18	175,000	167,125
		167,125
Retail-Vitamins/Nutritional Supplements — 0.0%
NBTY, Inc.
9.000% 10/01/18 (b)(f)	10,000	10,500
		10,500
Retail Total		783,149

10

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Storage/Warehousing — 0.1%
Storage/Warehousing — 0.1%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
8.875% 03/15/18 (b)	60,000	64,200
		64,200
Storage/Warehousing Total		64,200
CONSUMER CYCLICAL TOTAL		3,747,866
CONSUMER NON-CYCLICAL — 7.0%
Beverages — 0.5%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages USA, Inc.
8.125% 09/01/18 (b)	37,000	39,174
Cott Beverages, Inc.
8.375% 11/15/17 (b)	40,000	42,400
		81,574
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
5.375% 11/15/14 (b)	180,000	202,041
7.200% 01/15/14 (b)	40,000	46,611
7.750% 01/15/19 (b)	30,000	38,916
		287,568
Beverages Total		369,142
Commercial Services — 1.7%
Commercial Services — 0.2%
Iron Mountain, Inc.
8.000% 06/15/20	120,000	126,750
		126,750
Commercial Services-Finance — 0.4%
Cardtronics, Inc.
8.250% 09/01/18	80,000	84,200
Interactive Data Corp.
10.250% 08/01/18 (b)	120,000	128,400
Trans Union LLC/TransUnion Financing Corp.
11.375% 06/15/18 (b)	35,000	39,812
		252,412
Funeral Services & Related Items — 0.1%
Service Corp. International
6.750% 04/01/16	80,000	82,500
7.000% 06/15/17	15,000	15,863
		98,363

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Private Corrections — 0.1%
Corrections Corp. of America
	6.250% 03/15/13	80,000	81,400
			81,400
Rental Auto/Equipment — 0.8%
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	130,000	133,900
Hertz Corp.
	7.500% 10/15/18 (b)	70,000	70,000
Rental Service Corp.
	9.500% 12/01/14	105,000	108,806
United Rentals North America, Inc.
	9.250% 12/15/19	130,000	140,725
	10.875% 06/15/16	95,000	107,231
			560,662
Security Services — 0.1%
Garda World Security Corp.
	9.750% 03/15/17 (b)	30,000	31,950
			31,950
Commercial Services Total			1,151,537
Food — 0.8%
Food-Miscellaneous/Diversified — 0.8%
Campbell Soup Co.
	4.500% 02/15/19	25,000	27,970
ConAgra Foods, Inc.
	7.000% 10/01/28	45,000	54,272
Kraft Foods, Inc.
	6.500% 02/09/40	125,000	146,358
Michael Foods, Inc.
	9.750% 07/15/18 (b)	65,000	69,550
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
	8.250% 09/01/17 (b)	25,000	25,312
	9.250% 04/01/15	135,000	140,400
	9.250% 04/01/15 (b)	35,000	36,400
			500,262
Food-Wholesale/Distributor — 0.0%
U.S. Foodservice
	PIK,
	10.250% 06/30/15 (b)	9,000	9,045
			9,045
Food Total			509,307

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Products — 0.5%
Medical Products — 0.5%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	245,000	271,950
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	70,000	76,125
			348,075
Healthcare Products Total			348,075
Healthcare Services — 2.5%
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	70,000	84,802
			84,802
Medical-HMO — 0.2%
Multiplan, Inc.
	9.875% 09/01/18 (b)	87,000	90,915
WellPoint, Inc.
	7.000% 02/15/19	40,000	48,708
			139,623
Medical-Hospitals — 1.8%
Capella Healthcare, Inc.
	9.250% 07/01/17 (b)	15,000	16,050
Community Health Systems, Inc.
	8.875% 07/15/15	190,000	201,875
HCA, Inc.
	9.250% 11/15/16	10,000	10,825
	PIK,
	9.625% 11/15/16	514,000	557,690
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (b)	40,000	40,800
Select Medical Corp.
	7.625% 02/01/15	115,000	112,269
Tenet Healthcare Corp.
	8.000% 08/01/20 (b)	110,000	109,725
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	75,000	76,125
	8.000% 02/01/18 (b)	60,000	60,000
			1,185,359

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Medical-Outpatient/Home Medical — 0.1%
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (b)	70,000	69,125
			69,125
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	8.125% 02/15/20	57,000	59,280
	10.750% 06/15/16	70,000	76,738
			136,018
Physician Practice Management — 0.1%
U.S. Oncology Holdings, Inc.
	PIK,
	6.737% 03/15/12 (d)	45,473	43,086
			43,086
Healthcare Services Total			1,658,013
Household Products/Wares — 0.4%
Consumer Products-Miscellaneous — 0.4%
American Greetings Corp.
	7.375% 06/01/16	65,000	66,138
Central Garden & Pet Co.
	8.250% 03/01/18	70,000	71,487
Jarden Corp.
	8.000% 05/01/16	25,000	26,625
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (b)	90,000	96,525
			260,775
Household Products/Wares Total			260,775
Pharmaceuticals — 0.6%
Medical-Drugs — 0.4%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	50,000	57,406
Patheon, Inc.
	8.625% 04/15/17 (b)	60,000	61,500
Valeant Pharmaceuticals International
	6.750% 10/01/17 (b)	35,000	35,700
	7.000% 10/01/20 (b)	90,000	92,025
			246,631
Therapeutics — 0.2%
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (b)	109,000	111,998
			111,998

14

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals Total		358,629
CONSUMER NON-CYCLICAL TOTAL		4,655,478
DIVERSIFIED — 0.2%
Diversified Holding Companies — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Lu
7.750% 10/15/16 (b)	120,000	122,100
Diversified Holding Companies Total		122,100
DIVERSIFIED TOTAL		122,100
ENERGY — 8.9%
Coal — 0.4%
Coal — 0.4%
Arch Coal, Inc.
7.250% 10/01/20	22,000	23,238
Consol Energy, Inc.
8.000% 04/01/17 (b)	45,000	48,712
8.250% 04/01/20 (b)	150,000	163,875
		235,825
Coal Total		235,825
Energy-Alternate Sources — 0.2%
Energy-Alternate Sources — 0.2%
Power Sector Assets & Liabilities Management Corp.
7.390% 12/02/24 (b)	100,000	123,000
		123,000
Energy-Alternate Sources Total		123,000
Oil & Gas — 6.7%
Oil Companies-Exploration & Production — 5.6%
Anadarko Petroleum Corp.
5.950% 09/15/16	135,000	147,410
Berry Petroleum Co.
8.250% 11/01/16	10,000	10,250
10.250% 06/01/14	15,000	16,913
Brigham Exploration Co.
8.750% 10/01/18 (b)	30,000	30,900
Chesapeake Energy Corp.
6.625% 08/15/20	200,000	209,000
Cimarex Energy Co.
7.125% 05/01/17	130,000	136,500

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Comstock Resources, Inc.
	8.375% 10/15/17	11,000	11,344
Continental Resources, Inc.
	7.125% 04/01/21 (b)	45,000	46,800
EXCO Resources, Inc.
	7.500% 09/15/18	140,000	139,125
Forest Oil Corp.
	8.500% 02/15/14	145,000	158,412
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	110,000	111,100
	8.000% 02/15/20 (b)	85,000	87,338
KazMunaiGaz Finance Sub BV
	9.125% 07/02/18 (b)	225,000	275,062
NAK Naftogaz Ukraine
	9.500% 09/30/14	190,000	205,504
Newfield Exploration Co.
	6.625% 04/15/16	125,000	130,000
	6.875% 02/01/20	70,000	74,375
Nexen, Inc.
	5.875% 03/10/35	40,000	40,819
	7.500% 07/30/39	30,000	36,862
Pemex Finance Ltd.
	9.150% 11/15/18	310,000	392,834
	10.610% 08/15/17	215,000	275,449
Petrobras International Finance Co.
	7.875% 03/15/19	255,000	318,011
PetroHawk Energy Corp.
	7.250% 08/15/18 (b)	65,000	66,300
	7.875% 06/01/15	205,000	214,737
QEP Resources, Inc.
	6.875% 03/01/21	95,000	102,838
Quicksilver Resources, Inc.
	7.125% 04/01/16	132,000	130,350
	8.250% 08/01/15	90,000	94,950
Range Resources Corp.
	6.750% 08/01/20	75,000	78,000
	7.500% 05/15/16	45,000	47,025
	8.000% 05/15/19	35,000	38,238

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	72,000	72,000
Southwestern Energy Co.
	7.500% 02/01/18	50,000	56,500
			3,754,946
Oil Company-Integrated — 0.7%
Ecopetrol SA
	7.625% 07/23/19	150,000	181,500
Petroleos Mexicanos
	5.500% 01/21/21 (b)	200,000	213,000
Shell International Finance BV
	5.500% 03/25/40	50,000	57,239
			451,739
Oil-Field Services — 0.4%
Gazprom International SA
	6.510% 03/07/22 (b)	160,000	170,208
	8.146% 04/11/18 (b)	100,000	117,000
			287,208
Oil & Gas Total			4,493,893
Oil & Gas Services — 0.4%
Oil-Field Services — 0.4%
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (b)	165,000	157,162
Halliburton Co.
	5.900% 09/15/18	20,000	23,309
Smith International, Inc.
	9.750% 03/15/19	20,000	28,670
Weatherford International Ltd.
	5.150% 03/15/13	40,000	42,829
			251,970
Oil & Gas Services Total			251,970
Oil, Gas & Consumable Fuels — 0.1%
Oil Company-Integrated — 0.1%
Petronas Capital Ltd.
	5.250% 08/12/19	75,000	83,772
			83,772
Oil, Gas & Consumable Fuels Total			83,772
Pipelines — 1.1%
Pipelines — 1.1%
El Paso Corp.
	6.875% 06/15/14	140,000	149,681
	7.250% 06/01/18	75,000	80,836

17

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Energy Transfer Equity LP
	7.500% 10/15/20	150,000		157,875
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	30,000		34,153
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	80,000		82,500
Plains All American Pipeline LP/PAA Finance Corp.
	8.750% 05/01/19	55,000		69,807
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	10,000		10,425
	9.375% 06/01/16 (b)	35,000		38,587
Southern Natural Gas Co.
	8.000% 03/01/32	30,000		35,206
Southern Star Central Corp.
	6.750% 03/01/16	20,000		20,200
TransCanada Pipelines Ltd.
	7.625% 01/15/39	25,000		33,338
Williams Companies, Inc.
	7.875% 09/01/21	30,000		36,426
				749,034
Pipelines Total				749,034
ENERGY TOTAL				5,937,494
FINANCIALS — 7.6%
Banks — 3.4%
Commercial Banks-Central U.S. — 0.0%
Fifth Third Bank/Ohio
	0.479% 05/17/13 (11/17/10) (d)(e)	15,000		14,358
				14,358
Commercial Banks-Eastern U.S. — 0.8%
CIT Group, Inc.
	7.000% 05/01/17	565,000		552,994
				552,994
Commercial Banks-Non U.S. — 1.2%
Barclays Bank PLC
	3.900% 04/07/15	30,000		31,790
	5.000% 09/22/16	25,000		27,353
IKB Deutsche Industriebank AG
	2.125% 09/10/12	EUR	295,000	408,672

18

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Santander U.S. Debt SA Unipersonal
	3.781% 10/07/15 (b)(f)	300,000	299,970
			767,785
Commercial Banks-Southern U.S. — 0.0%
Regions Financial Corp.
	7.000% 03/01/11	5,000	5,059
			5,059
Diversified Banking Institutional — 1.2%
Bank of America Corp.
	5.625% 07/01/20	275,000	290,592
Citigroup, Inc.
	5.375% 08/09/20	295,000	305,217
Morgan Stanley
	5.500% 07/24/20	220,000	226,648
			822,457
Super-Regional Banks-U.S. — 0.2%
Capital One Financial Corp.
	5.700% 09/15/11	55,000	57,322
Keycorp
	6.500% 05/14/13	65,000	71,236
			128,558
Banks Total			2,291,211
Diversified Financial Services — 3.1%
Diversified Financial Services — 0.3%
General Electric Capital Corp.
	6.000% 08/07/19	25,000	28,130
	6.875% 01/10/39	125,000	143,549
			171,679
Finance-Auto Loans — 1.7%
Ally Financial, Inc.
	7.500% 09/15/20 (b)	95,000	101,175
	8.000% 03/15/20 (b)	345,000	376,912
	8.000% 11/01/31	201,000	215,573
Ford Motor Credit Co., LLC
	7.800% 06/01/12	120,000	127,622
	8.000% 12/15/16	245,000	276,941
			1,098,223
Finance-Consumer Loans — 0.3%
American General Finance Corp.
	6.900% 12/15/17	275,000	229,625
			229,625

19

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Finance-Investment Banker/Broker — 0.4%
E*Trade Financial Corp.
7.375% 09/15/13	25,000	24,438
7.875% 12/01/15	75,000	73,312
PIK,
12.500% 11/30/17	90,000	102,600
JPMorgan Chase & Co.
4.400% 07/22/20	65,000	66,567
		266,917
Finance-Leasing Company — 0.3%
International Lease Finance Corp.
8.750% 03/15/17 (b)	87,000	93,308
8.875% 09/01/17	105,000	113,400
		206,708
Finance-Other Services — 0.1%
ERAC USA Finance LLC
2.750% 07/01/13 (b)	40,000	40,864
5.250% 10/01/20 (b)	35,000	37,383
		78,247
Investment Management/Advisor Service — 0.0%
Pinafore LLC/Pinafore, Inc.
9.000% 10/01/18 (b)	15,000	15,750
		15,750
Diversified Financial Services Total		2,067,149
Insurance — 0.5%
Life/Health Insurance — 0.1%
Prudential Financial, Inc.
7.375% 06/15/19	30,000	36,545
		36,545
Multi-Line Insurance — 0.2%
ING Groep NV
5.775% 12/29/49 (12/08/15) (d)(e)	155,000	139,112
		139,112
Mutual Insurance — 0.1%
Liberty Mutual Group, Inc.
10.750% 06/15/58 (06/15/58) (b)(d)(e)	45,000	53,100
		53,100
Property/Casualty Insurance — 0.1%
Asurion Corp.
6.757% 07/02/15 (10/12/10) (d)(e)(h)	48,578	46,331
2nd lien,

20

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
6.757% 07/02/15 (10/12/10) (d)(e)(h)	66,422	63,101
		109,432
Insurance Total		338,189
Investment Companies — 0.3%
Investment Companies — 0.3%
Offshore Group Investments Ltd.
11.500% 08/01/15 (b)	170,000	178,500
		178,500
Investment Companies Total		178,500
Real Estate — 0.3%
Real Estate Management/Services — 0.3%
Qatari Diar Finance QSC
5.000% 07/21/20 (b)	200,000	209,989
		209,989
Real Estate Total		209,989
FINANCIALS TOTAL		5,085,038
INDUSTRIALS — 3.8%
Aerospace & Defense — 0.6%
Aerospace/Defense — 0.2%
Embraer Overseas Ltd.
6.375% 01/15/20	15,000	16,425
Esterline Technologies Corp.
7.000% 08/01/20 (b)	5,000	5,175
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17 (b)	90,000	95,400
		117,000
Aerospace/Defense-Equipment — 0.2%
Sequa Corp.
11.750% 12/01/15 (b)	130,000	137,150
		137,150
Electronics-Military — 0.2%
L-3 Communications Corp.
6.375% 10/15/15	135,000	139,219
		139,219
Aerospace & Defense Total		393,369
Building Materials — 0.5%
Building & Construction Products-Miscellaneous — 0.5%
Associated Materials LLC/Associated Materials Finance, Inc.
9.875% 11/15/16	120,000	145,200

21

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Gibraltar Industries, Inc.
8.000% 12/01/15	50,000	48,750
Nortek, Inc.
11.000% 12/01/13	105,244	111,822
Ply Gem Industries, Inc.
11.750% 06/15/13	40,000	42,800
		348,572
Building Materials Total		348,572
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
7.000% 03/15/17	125,000	125,312
WireCo WorldGroup
9.500% 05/15/17 (b)	50,000	51,375
		176,687
Electrical Components & Equipment Total		176,687
Electronics — 0.1%
Electronic Components-Miscellaneous — 0.1%
Flextronics International Ltd.
6.250% 11/15/14	86,000	87,505
		87,505
Electronics Total		87,505
Environmental Control — 0.1%
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.
7.625% 08/15/16	63,000	65,520
		65,520
Environmental Control Total		65,520
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Terex Corp.
8.000% 11/15/17	130,000	130,163
		130,163
Machinery-Construction & Mining Total		130,163
Machinery-Diversified — 0.7%
Machinery-Farm — 0.3%
Case New Holland, Inc.
7.875% 12/01/17 (b)	150,000	162,937
		162,937

22

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-General Industry — 0.4%
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	75,000	80,813
Manitowoc Co., Inc.
	7.125% 11/01/13	115,000	114,712
	9.500% 02/15/18	75,000	78,375
			273,900
Machinery-Diversified Total			436,837
Miscellaneous Manufacturing — 0.2%
Diversified Manufacturing Operators — 0.2%
Amsted Industries, Inc.
	8.125% 03/15/18 (b)	50,000	52,063
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	25,000	30,933
SPX Corp.
	6.875% 09/01/17 (b)	52,000	55,120
			138,116
Miscellaneous Manufacturing Total			138,116
Packaging & Containers — 0.6%
Containers-Metal/Glass — 0.2%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	75,000	78,094
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	45,000	48,600
			126,694
Containers-Paper/Plastic — 0.4%
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17 (b)	110,000	111,650
Graphic Packaging International, Inc.
	7.875% 10/01/18	19,000	19,522
	9.500% 06/15/17	137,000	145,905
			277,077
Packaging & Containers Total			403,771
Transportation — 0.5%
Transportation-Railroad — 0.4%
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	130,000	134,550
RailAmerica, Inc.
	9.250% 07/01/17	32,000	35,080

23

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Union Pacific Corp.
5.700% 08/15/18	60,000	69,956
		239,586
Transportation-Services — 0.1%
Bristow Group, Inc.
7.500% 09/15/17	90,000	92,250
		92,250
Transportation Total		331,836
INDUSTRIALS TOTAL		2,512,376
TECHNOLOGY — 1.6%
Computers — 0.3%
Computer Services — 0.3%
Sungard Data Systems, Inc.
9.125% 08/15/13	200,000	204,250
		204,250
Computers Total		204,250
Networking Products — 0.2%
Networking Products — 0.2%
Cisco Systems, Inc.
5.500% 01/15/40	65,000	71,456
5.900% 02/15/39	40,000	46,228
		117,684
Networking Products Total		117,684
Semiconductors — 0.6%
Electronic Components-Miscellaneous — 0.3%
NXP BV/NXP Funding LLC
9.750% 08/01/18 (b)	206,000	219,390
		219,390
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.
9.250% 06/01/16	120,000	128,700
Freescale Semiconductor, Inc.
9.250% 04/15/18 (b)	60,000	62,400
		191,100
Semiconductors Total		410,490
Software — 0.5%
Data Processing/Management — 0.3%
First Data Corp.
8.875% 08/15/20 (b)	105,000	108,937
9.875% 09/24/15	140,000	114,038
		222,975

24

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Enterprise Software/Services — 0.2%
Oracle Corp.
	5.375% 07/15/40 (b)	60,000	64,535
	6.500% 04/15/38	25,000	31,053
			95,588
Software Total			318,563
TECHNOLOGY TOTAL			1,050,987
UTILITIES — 3.7%
Electric — 3.3%
Electric-Generation — 0.3%
Edison Mission Energy
	7.000% 05/15/17	65,000	46,962
Intergen NV
	9.000% 06/30/17 (b)	140,000	148,050
			195,012
Electric-Integrated — 2.2%
CMS Energy Corp.
	6.875% 12/15/15	50,000	55,425
Commonwealth Edison Co.
	5.950% 08/15/16	50,000	59,328
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	50,000	63,996
Energy Future Holdings Corp.
	10.000% 01/15/20 (b)	209,000	207,487
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
	10.000% 12/01/20	24,000	23,818
Florida Power Corp.
	6.400% 06/15/38	40,000	49,474
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	75,000	80,625
Kansas City Power & Light Co.
	7.150% 04/01/19	35,000	43,391
Nevada Power Co.
	6.500% 05/15/18	310,000	373,563
	6.650% 04/01/36	30,000	35,922
Nisource Finance Corp.
	5.250% 09/15/17	145,000	158,577
Sierra Pacific Power Co.
	6.000% 05/15/16	75,000	87,562

25

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
TransAlta Corp.
	6.650% 05/15/18	205,000		240,818
				1,479,986
Independent Power Producer — 0.8%
AES Corp.
	7.750% 03/01/14	115,000		123,050
Dynegy Holdings, Inc.
	7.500% 06/01/15	50,000		39,375
	7.750% 06/01/19	57,000		39,045
NRG Energy, Inc.
	7.375% 02/01/16	145,000		149,169
	7.375% 01/15/17	175,000		179,375
				530,014
Electric Total				2,205,012
Gas — 0.4%
Gas-Distribution — 0.4%
Atmos Energy Corp.
	8.500% 03/15/19	30,000		38,999
Nakilat, Inc.
	6.067% 12/31/33 (b)	180,000		198,000
Sempra Energy
	6.500% 06/01/16	5,000		5,982
				242,981
Gas Total				242,981
UTILITIES TOTAL				2,447,993

	Total Corporate Fixed-Income Bonds & Notes (cost of $33,393,352)			36,242,926

Government & Agency Obligations — 34.0%
FOREIGN GOVERNMENT OBLIGATIONS — 25.5%
Banco Nacional de Desenvolvimento Economico e Social
	5.500% 07/12/20 (b)	150,000		161,813
European Investment Bank
	1.400% 06/20/17	JPY	42,000,000	530,765
	5.500% 12/07/11	GBP	210,000	347,597
Federal Republic of Germany
	4.250% 07/04/17	EUR	105,000	164,525
	6.000% 06/20/16	EUR	245,000	409,670
Federative Republic of Brazil
	6.000% 01/17/17	50,000		58,250

26

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
	7.375% 02/03/15	EUR	260,000	417,040
	8.250% 01/20/34	275,000		400,125
	8.500% 09/24/12	EUR	50,000	76,700
	11.000% 08/17/40	200,000		277,000
	12.500% 01/05/22	BRL	250,000	181,368
Government of Canada
	4.250% 06/01/18	CAD	255,000	277,910
	8.000% 06/01/23	CAD	85,000	125,373
Government of Japan
	1.400% 12/20/18	JPY	50,000,000	636,488
	1.500% 09/20/18	JPY	51,200,000	656,028
Government of New Zealand
	6.000% 05/15/21	NZD	185,000	146,113
	6.500% 04/15/13	NZD	170,000	132,717
International Finance Corp.
	7.500% 02/28/13	AUD	120,000	121,892
Kingdom of Belgium
	3.250% 09/28/16	EUR	105,000	149,096
Kingdom of Norway
	4.250% 05/19/17	NOK	2,440,000	448,742
Kingdom of Spain
	3.800% 01/31/17	EUR	190,000	261,584
Kingdom of Sweden
	3.750% 08/12/17	SEK	1,400,000	226,419
	5.000% 12/01/20	SEK	870,000	156,837
Province of Cordoba
	12.375% 08/17/17 (b)	110,000		110,825
Republic of Argentina
	7.000% 10/03/15	350,000		311,150
	8.280% 12/31/33	128,483		106,833
Republic of Colombia
	8.125% 05/21/24	115,000		154,388
	9.750% 04/09/11	119,789		124,281
Republic of Croatia
	6.625% 07/14/20 (b)	100,000		108,125
Republic of Finland
	4.250% 07/04/15	EUR	95,000	144,823
Republic of France
	4.000% 04/25/13	EUR	250,000	365,658
	5.500% 04/25/29	EUR	210,000	379,058

27

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Republic of Hungary
	4.750% 02/03/15	80,000		81,286
Republic of Indonesia
	5.875% 03/13/20 (b)	445,000		513,441
	7.250% 04/20/15 (b)	110,000		130,075
	10.375% 05/04/14 (b)	310,000		391,778
	11.000% 09/15/25	IDR	1,200,000,000	167,585
	11.500% 09/15/19	IDR	700,000,000	98,038
Republic of Ireland
	4.500% 10/18/18	EUR	60,000	71,898
Republic of Italy
	5.250% 08/01/17	EUR	450,000	687,968
Republic of Peru
	8.750% 11/21/33	305,000		453,687
Republic of Philippines
	6.500% 01/20/20	90,000		107,775
	8.875% 03/17/15	400,000		511,000
Republic of Poland
	5.500% 10/25/19	PLN	280,000	96,834
	6.250% 10/24/15	PLN	960,000	345,816
Republic of South Africa
	5.500% 03/09/20	100,000		111,750
	8.250% 09/15/17	ZAR	1,020,000	150,439
Republic of Turkey
	5.625% 03/30/21	150,000		163,500
	7.000% 09/26/16	280,000		330,400
	7.375% 02/05/25	320,000		395,200
Republic of Uruguay
	4.250% 04/05/27	UYU	1,749,385	95,697
	PIK,
	7.875% 01/15/33	160,000		210,000
Republic of Venezuela
	9.000% 05/07/23	70,000		47,600
	9.250% 09/15/27	790,000		578,675
Russian Federation
	3.625% 04/29/15 (b)	450,000		453,375
	7.500% 03/31/30	845,775		1,010,025
Treasury Corp. of Victoria
	5.750% 11/15/16	AUD	135,000	132,598
	6.000% 06/15/20	AUD	140,000	141,007

28

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Kingdom Treasury
	5.000% 03/07/18	GBP	230,000	421,757
	5.000% 03/07/25	GBP	50,000	92,146
United Mexican States
	6.050% 01/11/40	240,000		274,800
	8.500% 12/13/18	MXN	1,955,000	179,557
	11.375% 09/15/16	245,000		357,700
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				16,972,600
U.S. GOVERNMENT OBLIGATIONS — 8.5%
U.S. Treasury Bonds
	4.375% 05/15/40 (i)	425,000		477,330
	7.500% 11/15/24	700,000		1,061,157
	8.750% 05/15/17 (i)	1,300,000		1,866,617
U.S. Treasury Notes
	1.250% 08/31/15 (i)	150,000		149,953
	2.625% 08/15/20 (i)	25,000		25,234
	4.250% 09/30/12	950,000		1,022,512
	5.000% 02/15/11 (i)	1,065,000		1,083,928
U.S. GOVERNMENT OBLIGATIONS TOTAL				5,686,731

	Total Government & Agency Obligations (cost of $20,254,607)			22,659,331

Mortgage-Backed Securities — 4.9%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	51,841		59,664
Federal National Mortgage Association
	4.000% 01/01/39	815,486		839,704
	5.000% 09/01/37	742,687		783,695
	6.000% 02/01/37	497,795		537,657
	6.500% 11/01/36 (j)	960,068		1,051,450

	Total Mortgage-Backed Securities (cost of $3,086,066)			3,272,170

Commercial Mortgage-Backed Securities — 0.9%
COMMERCIAL MORTGAGE - BACKED SECURITIES — 0.9%
GS Mortgage Securities Corp. II
	4.751% 07/10/39	175,000		188,172
Morgan Stanley Capital I
	4.989% 08/13/42	175,000		189,911

29

		Par (a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
COMMERCIAL MORTGAGE - BACKED SECURITIES — (continued)
Wachovia Bank Commercial Mortgage Trust
	5.374% 10/15/44 (10/01/10) (d)(e)	175,000	192,937
COMMERCIAL MORTGAGE - BACKED SECURITIES TOTAL			571,020

	Total Commercial Mortgage-Backed Securities (cost of $538,904)		571,020

Asset-Backed Security — 0.4%
GMAC Mortgage Corp.
	4.865% 09/25/34 (10/01/10) (d)(e)	343,121	266,939

	Total Asset-Backed Securities (cost of $343,121)		266,939

Municipal Bonds — 0.4%
CALIFORNIA — 0.4%
CA Cabazon Band Mission Indians
	Series 2004,
	7.358% 10/01/11 (10/01/10) (d)(e)	350,000	254,713
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	30,000	30,260
CA State
	Series 2009,
	7.550% 04/01/39	10,000	10,912
CALIFORNIA TOTAL			295,885

	Total Municipal Bonds (cost of $390,777)		295,885

	Shares
Common Stocks — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Lodging & Recreation — 0.1%
Six Flags Entertainment Corp. (k)	1,880	82,643
Lodging & Recreation Total		82,643
CONSUMER DISCRETIONARY TOTAL		82,643
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
Fairlane Management Corp. (c)(g)(k)	2,000	—
Commercial Services & Supplies Total		—
INDUSTRIALS TOTAL		—

Total Common Stocks (cost of $55,569)		82,643

30

	Shares	Value ($)
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A (b)(c)(k)	2,891	29
Media Total		29
COMMUNICATIONS TOTAL		29

Total Preferred Stock (cost of $29)		29

	Units
Warrant — 0.0%
FINANCIALS — 0.0%
Banks — 0.0%
CNB Capital Trust I Expires 03/23/19 (b)(c)(k)	3,304	33
Banks Total		33
FINANCIALS TOTAL		33

Total Warrant (cost of $33)		33

	Shares
Securities Lending Collateral — 5.4%
State Street Navigator Securities Lending Prime Portfolio
(7 day yield of 0.373%) (l)	3,633,108	3,633,108

Total Securities Lending Collateral (cost of $3,633,108)		3,633,108

	Par (a)
Short-Term Obligation — 4.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value of $2,909,250 (repurchase proceeds $2,848,017)	2,848,000	2,848,000

Total Short-Term Obligation (cost of $2,848,000)		2,848,000

Total Investments — 104.8% (cost of $64,543,566) (m)(n)		69,872,084

Obligation to Return Collateral for Securities Loaned — (5.4)%		(3,633,108)

Other Assets & Liabilities, Net — 0.6%		415,771

Net Assets — 100.0%		66,654,747

31

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities cash flow and loan performance data. These models also take into account available market data, including trade, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon spread quotations from market makers.

Swap agreements are stated at fair value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

32

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•         Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$2,416,127	$—	$2,416,127
Communications	—	8,260,387	7,080	8,267,467
Consumer Cyclical	—	3,747,866	—	3,747,866
Consumer Non-Cyclical	—	4,655,478	—	4,655,478
Diversified	—	122,100	—	122,100
Energy	—	5,937,494	—	5,937,494
Financials	—	5,085,038	—	5,085,038
Industrials	—	2,512,376	—	2,512,376
Technology	—	1,050,987	—	1,050,987
Utilities	—	2,447,993	—	2,447,993
Total Corporate Fixed-Income Bonds & Notes	—	36,235,846	7,080	36,242,926
Government & Agency Obligations
Foreign Government Obligations	—	16,972,600	—	16,972,600
U.S. Government Obligations	5,686,731	—	—	5,686,731
Total Government & Agency Obligations	5,686,731	16,972,600	—	22,659,331
Total Mortgage-Backed Securities	—	3,272,170	—	3,272,170
Total Commercial Mortgage-Backed Securities	—	571,020	—	571,020
Total Asset-Backed Security	—	266,939	—	266,939
Total Municipal Bonds	—	295,885	—	295,885
Total Common Stocks	82,643	—	—	82,643
Total Preferred Stock	—	—	29	29
Total Warrants	—	—	33	33
Total Securities Lending Collateral	3,633,108	—	—	3,633,108
Total Short-Term Obligation	—	2,848,000	—	2,848,000
Total Investments	9,402,482	60,462,460	7,142	69,872,084
Unrealized Depreciation on Futures Contracts	(104,520)	—	—	(104,520)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(56,062)	—	(56,062)
Value of Credit Default Swap Contract		(5,904)		(5,904)
Total	$9,297,962	$60,400,494	$7,142	$69,705,598

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through

33

reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Fixed-Income Bonds & Notes, Common Stock, Preferred Stock, and Warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or  premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the nine month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of December 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010

Corporate Fixed-Income Bonds & Notes
Communications	$5,400	$—	$—	$1,680	$—	$—	$—	$—	$7,080
Preferred Stock
Communications	29	—	—	—	—	—	—	—	29
Common Stock
Industrials	—	—	—	—	—	—	—	—	—
Warrant
Communications	—	—	—	—	—	—	—	—	—
Financials	33	—	—	—	—	—	—	—	33
	$5,462	$—	$—	$1,680	$—	$—	$—	$—	$7,142

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30 2010, which were valued using significant unobservable inputs (Level 3) amounted to $1,680.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

34

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid, except for the following, amounted to $12,924,210, which represents 19.4% of net assets.

Security	Acquisition Date(s)	Par/Shares/ Unit	Cost	Value
CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	2,891	$29	$29
CNB Capital Trust I Expiring 03/23/19	04/01/09	3,304	33	33
Six Flags, Inc. 9.625% 06/01/14	05/07/10	95,000	—	—
				$62

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $7,142, which represents less than 0.1% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.
(e)	Parenthetical date represents the next interest rate reset date for the security.
(f)	Security purchased on a delayed delivery basis.
(g)	Security has no value.
(h)	Loan participation agreement.
(i)	All or a portion of this security was on loan at September 30, 2010. The total market value of securities on loan at September 30, 2010 is $3,515,663.
(j)	A portion of this security with a market value of $234,260 is pledged as collateral for open futures contracts.
(k)	Non-income producing security.
(l)	Investment made with cash collateral received from securities lending activity.
(m)	Cost for federal income tax purposes is $64,870,896.
(n)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,359,273	$(358,085)	$5,001,188

At September 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)

Interest Rate Risk

30-Year U.S. Treasury Bonds	6	$802,313	$796,585	Dec- 2010	$5,728

Ultra Long U.S. Treasury Bonds	8	1,130,250	1,131,293	Dec- 2010	(1,043)

					$4,685

At September 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)

Interest Rate Risk

10-Year U.S. Treasury Notes	47	$5,924,203	$5,839,387	Dec- 2010	$(84,816)

5-Year U.S. Treasury Notes	22	2,659,078	2,634,689	Dec- 2010	(24,389)

					$(109,205)

35

Forward foreign currency exchange contracts outstanding on September 30, 2010, are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized (Depreciation)

JPMorgan Chase Bank N.A.	EUR	$749,733	$700,150	10/14/10	$(49,583)

UBS AG	JPY	180,691	176,723	10/28/10	(3,968)

UBS AG	NZD	278,406	275,895	10/22/10	(2,511)

					$(56,062)

At September 30, 2010, the Fund has entered into the following credit default swap contract:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	Federative Republic of Brazil 12.250% 03/06/30	Buy	1.470%	09/20/14	$400,000	$—	$(5,904)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
UYU	Uruguayan Peso
ZAR	South African Rand

36

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 19, 2010